    As filed with the Securities and Exchange Commission on April 23, 2009

                                                            File Nos. 033-37128
                                                                      811-03365
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------
                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                  Pre-Effective Amendment No.                          [ ]
                  Post-Effective Amendment No. 20                      [X]


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                  Amendment No. 339                                    [X]


                               -----------------

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                               -----------------

                    METLIFE INVESTORS USA INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                               -----------------

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                                Vice President
                    MetLife Investors USA Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680

                               -----------------

                                   Copy to:
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0698

                (Approximate Date of Proposed Public Offering)

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


   [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485.


   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

   [ ] on (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Group Flexible Payment Variable Annuity
Contracts

================================================================================

                              GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                                                      ISSUED BY

                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                                                            AND

                                        METLIFE INVESTORS USA INSURANCE COMPANY

       This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts (the "Contracts") issued by
   MetLife Investors USA Separate Account A (the "Separate Account") by MetLife Investors USA Insurance Company ("MetLife Investors USA" or we or us). Please
      read it carefully before you invest and keep it for future reference. The Contracts are designed to provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("Qualified Plans").

    The Contracts are issued to an employer or organization, which is the owner ("Owner") of the Contract. After completing an enrollment form and arranging for your Purchase Payments to begin, you are a participant ("Participant") and, except as provided below, a certificate ("Certificate") will be provided to you that gives you a summary of the Contract provisions. The Certificate also serves as evidence of your participation in the plan (Plan). Certificates are not provided to Participants under deferred compensation or qualified corporate retirement plans.

 THE CONTRACTS ARE NOT CURRENTLY OFFERED FOR SALE, HOWEVER, CERTIFICATES MAY BE
                           ISSUED TO NEW PARTICIPANTS UNDER EXISTING CONTRACTS.

   You decide how to allocate your Purchase Payments among the funds offered as investment options under the Contracts (the "Funds"). You may choose to allocate your Purchase Payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by us, or to the Separate Account. The Separate Account, in turn, invests in the following underlying Funds:


THE ALGER AMERICAN FUND (CLASS O)
   Alger American SmallCap Growth Portfolio


AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund


DWS VARIABLE SERIES I (CLASS A)
   DWS International VIP*


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

   Asset Manager/SM/ Portfolio

   Contrafund(R) Portfolio
   Growth Portfolio
   Money Market Portfolio

   Overseas Portfolio**


MET INVESTORS SERIES TRUST (CLASS A)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Met/AIM Small Cap Growth Portfolio
   MFS(R) Research International Portfolio
   PIMCO Total Return Portfolio
   RCM Technology Portfolio
   Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

   Barclays Capital Aggregate Bond Index Portfolio (formerly Lehman Brothers(R) Aggregate Bond Index Portfolio)

   BlackRock Bond Income Portfolio
   BlackRock Large Cap Value Portfolio
   BlackRock Legacy Large Cap Growth Portfolio
   BlackRock Strategic Value Portfolio
   Davis Venture Value Portfolio
   FI Mid Cap Opportunities Portfolio

   Met/Artisan Mid Cap Value Portfolio (formerly Harris Oakmark Focused Value Portfolio)

   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio

   MFS(R) Value Portfolio

   Morgan Stanley EAFE(R) Index Portfolio
   Russell 2000(R) Index Portfolio
   T. Rowe Price Small Cap Growth Portfolio


T. ROWE PRICE GROWTH STOCK FUND, INC.**
* DWS International VIP is not available under Retirement Companion Contracts. ** Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc.
   are not available for use with Contracts purchased in connection with 403(b) Plans.


You can choose any combination of the Funds. Your Participant's Account will vary daily to reflect the investment experience of the Funds selected. These Funds are described in detail in the Fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The Contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal


If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 50 of the Prospectus.


The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2009

TABLE OF CONTENTS                                                           PAGE


GLOSSARY................................................................... 3

SUMMARY OF THE CONTRACTS................................................... 5

FEE TABLES AND EXAMPLES.................................................... 9

 FINANCIAL AND PERFORMANCE INFORMATION..................................... 13

 DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL
 ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS............ 14
    The Insurance Company.................................................. 14
    The General Account.................................................... 14
    The Separate Account................................................... 15
    The Funds.............................................................. 16
    Principal Underwriter.................................................. 19
    Servicing Agent........................................................ 20

 CONTRACT CHARGES.......................................................... 21
    Premium and Other Taxes................................................ 21
    Surrender Charge....................................................... 21
    Administrative Fees.................................................... 22
    Transaction Charges.................................................... 23
    Mortality and Expense Risk Charge...................................... 23
    Distribution Expense Charge............................................ 23
    Federal, State and Local Taxes......................................... 24
    Fund Expenses.......................................................... 24
    Free Look Period....................................................... 24
    Deferred Compensation Plans............................................ 24

 DESCRIPTION OF THE CONTRACTS.............................................. 26
    General................................................................ 26
    Assignment............................................................. 26
    Purchase Payments...................................................... 26
    Transfers.............................................................. 27
    Market Timing.......................................................... 28
    Loans (403(b) Plans only).............................................. 31
    Modification of the Contracts.......................................... 32

 ACCUMULATION PERIOD....................................................... 33
    Crediting Accumulation Units in the Separate Account................... 33

    Separate Account Accumulation Unit Current Values...................... 33
    Surrender from the Separate Account.................................... 33
    Payment of Surrender Amount............................................ 34
    Account Statements..................................................... 34

 ANNUITY BENEFITS.......................................................... 35
    Variable Annuity Payments.............................................. 35
    Assumed Investment Return.............................................. 35
    Election of Annuity Date and Form of Annuity........................... 35
    Election of Annuity Date............................................... 35
    Form of Annuity........................................................ 36
    Frequency of Payment................................................... 37
    Level Payments Varying Annually........................................ 37
    Annuity Unit Values.................................................... 38

 DEATH BENEFITS............................................................ 39
    Death Before the Annuity Date.......................................... 39
    Death After the Annuity Date........................................... 40

 FEDERAL TAX CONSIDERATIONS................................................ 41

 VOTING RIGHTS............................................................. 48

 LEGAL PROCEEDINGS......................................................... 49

 ADDITIONAL INFORMATION.................................................... 50

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................. 50

 APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 1................... A-1
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION -- PART 2................... A-8
 APPENDIX B -- PARTICIPATING INVESTMENT PORTFOLIOS......................... B-1


MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the Fund prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Certificate. During this time period, you may cancel your interest in the Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or your Participant's Account in some states).

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE - The date on which Annuity payments begin if you do not select another date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in each Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by us under Delaware law to receive and invest amounts allocated by you and other Participants under the Contracts and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

..   Qualified Plans such as:

   *  Section 403(b) tax-sheltered annuities;

   *  Section 457 deferred compensation plans; and

   *  Section 401 pension and profit sharing plans.

[SIDE BAR: Please see the section "Federal Tax Considerations" for more information.]

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the Contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $50 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" will be deducted from the Participant's Account.

[SIDE BAR: Please see "Transfers" for more information.]

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Participant's Account allocated to the General Account or to the Series.

You can transfer amounts allocated to the Separate Account:

..   between any of the Series, at any time and as many times as you choose

..   to the General Account at any time before the amount has been applied to a
    Variable Annuity option

See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

[SIDE BAR: Please see "The Separate Account" and "The Funds" for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more Series of the Separate Account, each of which invests in one of the underlying Funds.

[SIDE BAR: Please see "Contract Charges" for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply under the Contracts:

                Fee or Expense                  Amount of Fee
                -----------------------------------------------
                Daily Deductions

                . Distribution expenses                .000274%
                                               (0.10% per year)

                . Mortality and Expense risks          .003425%
                                               (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA currently waives these administrative fees for any Certificate Year during which you contribute $2,000 or more to your Participant's Account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

..   A transfer from any Series;

..   A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

..   Annuitization of all or a part of your Participant's Account.

We currently waive the transaction charge for transfers from any Series, but reserve the right to impose the charge in the future. See, however, restrictions on transfers in "Description of the Contracts - Market Timing."

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


             .  Deducted if you            7% of Purchase Payment
                request a full or         and amounts credited to
                partial surrender of it. This charge applies Purchase Payments from for 60 months after the
                the Separate Account          Purchase Payment is
                within 60 months after                  received.
                the Purchase Payment
                is made.

However, for 403(b) plans, we will not deduct any surrender charge once nine
(9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE INTERNAL REVENUE CODE.

The following expenses may be waived for certain deferred compensation plans:

..   administrative fees

..   transaction charges

..   distribution fees

..   surrender charges on certain surrenders

           PREMIUM TAXES

           . Payable to a state or government agency       0% - 3.5%
             with respect to the Contract. It may be
             deducted on or after the date the tax is
             incurred. Currently, MetLife Investors USA
             deducts these taxes upon annuitization.

[SIDE BAR: Please see "Free Look Period" for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Series during the Free Look Period.

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

[SIDE BAR: Please see "Surrender Charge" and "Federal Tax Considerations" for more information.]

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial surrender if:

..   it would cause your interest in any Series or the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are surrendering the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

LOANS - 403(B) PLANS ONLY

You may be able to obtain a loan from the portion of your Participant's Account allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in repayments.

MetLife Investors USA:

..   may terminate loans

..   change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

[SIDE BAR: Please see "Death Benefits" for more information.]

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

..   the total of all Purchase Payments less any partial surrenders; or

..   the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

STATE VARIATIONS

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract. Your actual Certificate and any endorsements are the controlling documents.

[SIDE BAR: Please see "Description of Contracts - Market Timing" for more information.]

MARKET TIMING

MetLife Investors USA has adopted policies and procedures that attempt to detect transfer activity that may adversely affect Participants or the Funds. Upon detection of this activity, restrictions may be imposed on transfers.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CERTIFICATE. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CERTIFICATE, SURRENDER THE CERTIFICATE, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                                                                                        7%
  (as a percentage of amounts accumulated with respect to a Purchase Payment, including earnings or losses credited to the Purchase Payment)
TRANSACTION CHARGE (Note 2)
  (each surrender and annuitization)                                                                            $10
TRANSFER FEE (Note 3)                                                                                                $10
                                                                                                            per transfer

--------------------------------------------------------------------------------
Note 1. Surrender charges decline based on date of Purchase Payment. (See Expenses - Surrender Charge)

                    Number of Complete months from
                    Receipt of Purchase Payment     % Charge
                    ------------------------------  --------
                         60 months or less             7
                         More than 60 months           0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE, NOT INCLUDING FUND FEES AND EXPENSES.

--------------------------------------------------------------------------------

PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                                                                                  $21.50 plus
 (deducted annually)                                                                                            $ 2.50 for
                                                                                                                each Series
SEPARATE ACCOUNT ANNUAL EXPENSES
  (referred to as Separate Account Product Charges) (as a percentage of average Participant's Account value in the Separate Account)
Mortality and Expense Charge                                                                                          1.25%
Distribution Expense Charge                                                                                           0.10%
                                                                                                                      -----
Total Separate Account Annual Expenses
  (Note 2)                                                                                                            1.35%

--------------------------------------------------------------------------------
Note 1. The Administrative Charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Participant's Account value is $10,000 or more at the end of the Certificate Year.

Note 2. Total Separate Account Expenses are 1.25% for Retirement Companion Contracts.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CERTIFICATE. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN THE FOLLOWING TABLES.


--------------------------------------------------------------------------------

                                                                                                  Minimum Maximum
                                                                                                  ------- -------
Total Annual Fund Operating Expenses                                                               0.29%   1.01%
(expenses that are deducted from Fund assets, including management fees, 12b-1/Service fees, and other expenses)

--------------------------------------------------------------------------------

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


----------------------------------------------------------------------------------------------------------------------
                                                                                                               NET
                                                                            ACQUIRED    TOTAL   CONTRACTUAL   TOTAL
                                                                              FUND     ANNUAL     EXPENSE     ANNUAL
                                          MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND  PORTFOLIO   SUBSIDY   PORTFOLIO
                                             FEES        FEES      EXPENSES EXPENSES* EXPENSES  OR DEFERRAL EXPENSES**
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND (CLASS O)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Alger American SmallCap Growth
   Portfolio                                0.81%        0.00%      0.11%     0.00%     0.92%      0.00%      0.92%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES
(CLASS 2)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 American Funds Global Small
   Capitalization Fund                      0.71%        0.25%      0.03%     0.00%     0.99%      0.00%      0.99%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 American Funds Growth Fund                 0.32%        0.25%      0.01%     0.00%     0.58%      0.00%      0.58%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income Fund          0.27%        0.25%      0.01%     0.00%     0.53%      0.00%      0.53%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I (CLASS A)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 DWS International VIP (1)                  0.77%        0.00%      0.24%     0.00%     1.01%      0.05%      0.96%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (INITIAL CLASS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Asset Manager/SM/ Portfolio                0.51%        0.00%      0.12%     0.00%     0.63%      0.00%      0.63%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Contrafund(R) Portfolio                    0.56%        0.00%      0.10%     0.00%     0.66%      0.00%      0.66%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Growth Portfolio                           0.56%        0.00%      0.12%     0.00%     0.68%      0.00%      0.68%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Money Market Portfolio                     0.19%        0.00%      0.10%     0.00%     0.29%      0.00%      0.29%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio                         0.71%        0.00%      0.16%     0.00%     0.87%      0.00%      0.87%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio       0.50%        0.00%      0.03%     0.00%     0.53%      0.00%      0.53%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio                                0.50%        0.00%      0.03%     0.00%     0.53%      0.00%      0.53%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Met/AIM Small Cap Growth Portfolio         0.86%        0.00%      0.03%     0.00%     0.89%      0.00%      0.89%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio    0.70%        0.00%      0.07%     0.00%     0.77%      0.00%      0.77%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio               0.48%        0.00%      0.04%     0.00%     0.52%      0.00%      0.52%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 RCM Technology Portfolio                   0.88%        0.00%      0.09%     0.00%     0.97%      0.00%      0.97%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Third Avenue Small Cap Value Portfolio     0.73%        0.00%      0.04%     0.00%     0.77%      0.00%      0.77%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Barclays Capital Aggregate Bond
   Index Portfolio (2)                      0.25%        0.00%      0.04%     0.00%     0.29%      0.01%      0.28%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio (3)        0.38%        0.00%      0.05%     0.00%     0.43%      0.01%      0.42%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Value Portfolio        0.67%        0.00%      0.05%     0.00%     0.72%      0.00%      0.72%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 BlackRock Legacy Large Cap Growth
   Portfolio (4)                            0.73%        0.00%      0.05%     0.00%     0.78%      0.01%      0.77%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 BlackRock Strategic Value Portfolio        0.84%        0.00%      0.05%     0.00%     0.89%      0.00%      0.89%
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                           NET
                                                                        ACQUIRED    TOTAL   CONTRACTUAL   TOTAL
                                                                          FUND     ANNUAL     EXPENSE     ANNUAL
                                      MANAGEMENT 12B-1/SERVICE  OTHER   FEES AND  PORTFOLIO   SUBSIDY   PORTFOLIO
                                         FEES        FEES      EXPENSES EXPENSES* EXPENSES  OR DEFERRAL EXPENSES**
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
(CLASS A)--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio (5)      0.70%        0.00%      0.03%     0.00%     0.73%      0.04%      0.69%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 FI Mid Cap Opportunities Portfolio     0.68%        0.00%      0.07%     0.00%     0.75%      0.00%      0.75%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Met/Artisan Mid Cap Value Portfolio    0.81%        0.00%      0.04%     0.00%     0.85%      0.00%      0.85%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 MetLife Mid Cap Stock Index
   Portfolio (2)                        0.25%        0.00%      0.08%     0.00%     0.33%      0.01%      0.32%
------------------------------------------------------------------------------------------------------------------
 MetLife Stock Index Portfolio (2)      0.25%        0.00%      0.04%     0.00%     0.29%      0.01%      0.28%
------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio          0.53%        0.00%      0.05%     0.00%     0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 MFS(R) Value Portfolio (6)             0.72%        0.00%      0.08%     0.00%     0.80%      0.07%      0.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley EAFE(R) Index
   Portfolio (7)                        0.30%        0.00%      0.12%     0.01%     0.43%      0.01%      0.42%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Index Portfolio (2)    0.25%        0.00%      0.07%     0.01%     0.33%      0.01%      0.32%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth
   Portfolio                            0.51%        0.00%      0.08%     0.00%     0.59%      0.00%      0.59%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
FUND, INC.                              0.54%        0.00%      0.17%     0.00%     0.71%      0.00%      0.71%
------------------------------------------------------------------------------------------------------------------


* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Portfolio Expenses do not reflect expense reductions that certain Funds achieved as a result of directed brokerage arrangements. The Funds provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2008.
(1) Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A and 1.29% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.243%.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.325% for the Portfolio's average daily net assets in excess of $1 billion but less than $2 billion.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.73% for the first $300 million of the Portfolio's average daily net assets and 0.705% for the next $700 million.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion, and 0.625% for amounts over $4.5 billion.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2009 through April 30, 2010, to reduce the management fee for each Class of the Portfolio to 0.293%.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CERTIFICATE WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CERTIFICATE FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME THE: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CERTIFICATE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
               (a)   $949                  (a) $1,445                  (a) $1,968                  (a) $2,694
               (b)   $877                  (b) $1,227                  (b) $1,600                  (b) $1,947


(2) IF YOU DO NOT SURRENDER YOUR CERTIFICATE OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                                   Time
         1 Year                      3 Year                      5 Year                      10 Year
---------------------------------------------------------------------------------------------------------------
               (a)   $239                    (a) $735                  (a) $1,258                  (a) $2,684
               (b)   $167                    (b) $517                  (b)   $890                  (b) $1,937


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.

FINANCIAL AND PERFORMANCE INFORMATION

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


PERFORMANCE INFORMATION

We periodically advertise Series performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for Funds or Series related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain Contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see page 50 of this Prospectus for information on how to obtain a copy of the Statement of Additional Information.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and in the District of Columbia. MetLife Investors USA is an indirect, wholly-owned subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you make Purchase Payments or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each Annuity year. Any obligations that exceed the assets in the Separate Account are payable by the General Account. The amount of the death benefit that exceeds the Contract Value is paid from the General Account. Benefit amounts paid from the General Account are subject to the claims-paying ability of MetLife Investors USA.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Over twenty-five of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the Contract. You should read the prospectuses for these Funds carefully. Copies of these prospectuses will accompany or precede the delivery of your Contract. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539, (800) 343-8496. Certain Funds described in the prospectuses may not be available with your Contract. Appendix B contains a summary of investment objectives and the names of the subadviser, if any, for each Fund.


THE ALGER AMERICAN FUND (CLASS O)

The Alger American Fund is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class O portfolio is available under the Contract:

 Alger American SmallCap Growth Portfolio


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the Contract. Capital Research and Management Company is the investment adviser to each Series. The following Class 2 funds are available under the Contract:

 American Funds Global Small Capitalization Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund


DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

 DWS International VIP (1)


FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the Contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

 Asset Manager/SM/ Portfolio

 Contrafund(R) Portfolio
 Growth Portfolio
 Money Market Portfolio

 Overseas Portfolio (2)


MET INVESTORS SERIES TRUST (CLASS A)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:


 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio
 Met/AIM Small Cap Growth Portfolio
 PIMCO Total Return Portfolio
 RCM Technology Portfolio
 Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

 Barclays Capital Aggregate Bond Index Portfolio

 BlackRock Bond Income Portfolio
 BlackRock Large Cap Value Portfolio
 BlackRock Legacy Large Cap Growth Portfolio
 BlackRock Strategic Value Portfolio
 Davis Venture Value Portfolio
 FI Mid Cap Opportunities Portfolio

 Met/Artisan Mid Cap Value Portfolio

 MetLife Mid Cap Stock Index Portfolio
 MetLife Stock Index Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Morgan Stanley EAFE(R) Index Portfolio
 Russell 2000(R) Index Portfolio
 T. Rowe Price Small Cap Growth Portfolio


T. ROWE PRICE GROWTH STOCK FUND, INC.(2)


The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.



(1) Not available under Retirement Companion Contracts.
(2) Not available for 403(b) plans.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those retail mutual funds. The Funds most likely will not have the same performance experience as any retail mutual fund. Moreover, a Series that invests in a retail fund will have lower investment performance than the retail fund due to Contract charges and expenses.]
Shares of each Fund are purchased for the corresponding Series. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above other than the T. Rowe Price Growth Stock Fund, Inc. are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.]

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Owners.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of a Fund or its affiliates may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in MetLife Investors USA's role as intermediary, with respect to the Funds. MetLife Investors USA and its affiliates may profit from these payments.

These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the Contracts.


We and certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid by the Funds and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)


Certain Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Fund's 12b-1 Plan, if any, is described in more detail in the Fund's prospectus. (See "Fee Tables and Examples - Fund Expenses" and "Principal Underwriter.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or to our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.

HOW WE SELECT THE FUNDS. We select the Funds offered through the Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payment to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Funds advised by our affiliates than those that are not, we may be more inclined to offer Funds advised by our affiliates in the variable insurance products we issue. In some cases, we have included Funds based on recommendations made by selling firms.
We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Participant's Account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Participants. We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Principal Underwriter.")

WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

SUBSTITUTION OF FUND SHARES. MetLife Investors USA may substitute shares of another fund for Fund shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. The substituted fund may have different fees and expenses. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act. Furthermore, we may close investment portfolios to allocation of purchase payments or Contract value, or both, at any time in our sole discretion.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority ("FINRA"), is the principal underwriter for the Contracts. An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org. Distributor is a Missouri corporation.

MetLife Investors USA has entered into a distribution agreement with MetLife Investors Distribution Company, for the distribution of the Certificates. We pay compensation to Distributor for sales of the Contracts and Certificates by the selling firm.

We pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to Participants or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8.5% of purchase payments. We also pay commissions when a Participant elects to begin receiving Annuity payments. (See "Annuity Benefits
- Variable Annuity Payments.")

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contracts.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, supplies, utilities, office equipment, travel expenses and periodic reports.

CONTRACT CHARGES

MetLife Investors USA deducts the charges described below, and we may also deduct a charge for taxes, if applicable. Unless otherwise specified, charges are deducted proportionately from all Series, and the General Account in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM AND OTHER TAXES

MetLife Investors USA reserves the right to deduct from Purchase Payments, surrenders, death benefits or Annuity payments any taxes relating to the Contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state law which is imposed on payments we make to certain persons and income tax withholdings on surrenders and Annuity payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at out sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Participant's Account value at a later date. Payment at any earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity payments begin.


SURRENDER CHARGE

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]
No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. (This includes a partial or full surrender resulting from a request to divide your Participant's Account due to divorce.) During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Internal Revenue Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                      Number of Months
                 Since Purchase Payment Date  Surrender Charge
                 ---------------------------------------------
                    60 months or less                7%
                    More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                             the surrender amount
--------------------------------------------------------------------------------
          1 - the percentage surrender charge expressed as a decimal

[SIDE BAR: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a surrender. You do not pay the surrender charge:

..   on transfers made within the Contract;

..   on withdrawals of Purchase Payments you made over 60 months ago;

..   If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

..   If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Internal Revenue Code restrictions);

..   If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

..   When you are an officer, director or full time employee of MetLife
    Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Participant's Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction. Contract administration expenses we incur include:

..   the cost of Contract issuance;

..   rent;

..   stationery and postage;

..   telephone and travel expenses;

..   salaries;

..   legal, administrative, actuarial and accounting fees;

..   periodic reports; and

..   office equipment, and custodial expenses.

The administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]
TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers") and upon annuitizaton of all or a portion of your Participant's Account (see "Annuity Benefits"). When you make a full or partial surrender, a transaction charge will be deducted from your Participant's Account in an amount equal to the lesser of:

..   $10 or

..   2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. Transaction charges for transfers from one Series of the Separate Account to another Series of the Separate Account are currently waived. (See, however, "Description of the Contracts - Market Timing.")

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the Contract. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

..   commissions,

..   fees,

..   registration costs,

..   direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (0.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described under "Surrender Charge" above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds, which are described in the fee table in this prospectus and in the Fund prospectuses. These deductions and expenses are not charges under the terms of the Contract but are represented in the share values of the investment options.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

..   death,

..   disability,

..   retirement,

..   termination of employment,

..   unforseeable emergency, or

..   transfer to another investment provider.

DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

..   Public School Systems;

..   Churches;

..   Certain tax-exempt organizations under Section 501(c)(3) of the Code;

..   Employees covered under various types of Section 457 deferred compensation
    Plans; and

..   Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, except as provided below, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided under the Contracts. You should refer to the Plan for information concerning these restrictions.

Due to IRS regulations affecting 403(b) plans, we will only issue new Certificates where your employer currently permits salary reduction contributions to be made to the Certificate.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a non-governmental deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

MetLife Investors USA will not be bound by the assignment until written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision. You will periodically receive a confirmation of Purchase Payments which have been received.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Payment of Surrender Amount.")

If you send a Purchase Payment or transaction request to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Participant's Account.

TRANSFERS

ACCUMULATION UNITS

Except as otherwise limited under market timing restrictions, you may transfer Accumulation Units from one Series to another or from a Series to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of a Series of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone, Internet or other means approved by MetLife Investors USA. If MetLife Investors USA permits transfers by telephone, you will be required to complete an authorization on the Certificate enrollment or on another form that MetLife Investors USA may require. MetLife Investors USA will employ reasonable procedures to confirm that telephone or Internet instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Because telephone or Internet transactions will be available to anyone who provides certain information about you or your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

Telephone or computer systems may not always be available. Any telephone or computer system can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing to MetLife Investors USA Insurance Company, P.O. Box 46539, Denver, CO 80201-6539.

Transfers will be effected on the first Valuation Date after receipt of written, telephone or Internet instructions. Accumulation Unit values are determined as of the close of trading on the New York Stock Exchange, which is currently usually 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that Valuation Date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may convert Annuity Units from one Series to another at any time. You may not convert Annuity Units from a Series to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for Variable Annuity payments. Conversions of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

MARKET TIMING

Frequent requests from Participants to transfer Participant's Account value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Participants and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield underlying Funds, I.E., Alger American SmallCap Growth Portfolio, American Funds Global Small

Capitalization Fund, DWS International VIP, Fidelity VIP Overseas Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Third Avenue Small Cap Value Portfolio, BlackRock Strategic Value Portfolio, Morgan Stanley EAFE Index Portfolio, Russell 2000(R) Index Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield Funds, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Participant's Account value; and (3) two or more "round-trips" involving any Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

American Funds Monitoring Policy. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies and procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Participants or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted with an original signature.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Participants to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Participants and other persons with interests in the Contracts. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Participant to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

In addition, Participants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts.

The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Participants) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds. If a Portfolio believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Participant). You should read the Fund prospectuses for more details.

LOANS -- 403(B) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the value of your Participant's Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Participant's Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Internal Revenue Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations").

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans.

Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

..   death benefits

..   deductions from Purchase Payments

..   deductions from Participant's Accounts for transaction charges

..   deductions from the Separate Account for actuarial risk and administrative expense risk fees

..   guaranteed rates with respect to fixed benefits

MetLife Investors USA and the Owner may change the Contract by mutual agreement at any time. No such change may affect any Participant's Account where the Participant's interest is nonforfeitable, without the written consent of that Participant. Changes must be made in writing. Any changes must comply with state laws where the Contract is delivered. MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

..   with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

..   with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

..   to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

MetLife Investors USA Insurance Company
P.O. Box 46539
Denver, CO 80201-6539

Phone: (800) 283-4536

ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
[SIDE BAR: The Net Investment Factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the mortality and expense risk and distribution expense charges) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.]
The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each Business Day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding Valuation Date by the net investment factor for the period since that day. The NET INVESTMENT FACTOR is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse Federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal and may be restricted by the plan or Federal tax law. These consequences are discussed in more detail under "Federal Tax Considerations." You should consult your tax adviser before making a withdrawal.

The surrender value of your Participant's Account in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if the surrender would cause your interest in any Series or the General Account to have an after surrender value of less than $200. However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

..   The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

..   The SEC permits the suspension of withdrawals.

..   The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

..   all transactions for the period being reported

..   the number of Accumulation Units that are credited to your Participant's
    Account in each Series

..   the current Accumulation Unit value for each Series

..   your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

The value of your Participant's Account in each Series may be applied to provide you with Variable Annuity payments. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series, but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount by which the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

..   the month in which you attain age 75, or

..   the date you are required to take a distribution under the terms of the
    Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

[SIDE BAR: There are two people who are involved in payments under your
Annuity: -  you - the Beneficiary]

FORM OF ANNUITY

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 -- LIFE ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if you die during that period.

OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed

Annuity payments to a lump sum under this option. If your Contract is a Qualified Contract, this option may not always satisfy minimum required distribution rules. Consult a tax advisor before electing this option.


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Option 4 and/or the duration of the guarantee period under Options 2 and 5.


If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied under the Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 is calculated on the basis of:

..   the mortality table specified in the Contract

..   the age, and where permitted, the sex of the Annuitant

..   the type of Annuity payment option selected, and

..   the assumed investment return selected.


If you were issued a certificate before state law mandated unisex annuity rates (if applicable in your state) and that certificate had annuity rates that took the annuitant's sex into account, the annuity rates we use for that certificate will not be less than the guaranteed rates in the certificate when it was issued.


The fixed Annuity payments described in Option 5 are calculated on the basis of:

..   the number of years in the payment period, and

..   the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your Variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly Variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly Variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

..   First, MetLife Investors USA determines the change in investment experience
    (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

..   Next, it subtracts the daily equivalent of your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

..   Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

..   Finally, the previous Annuity Unit Value is multiplied by this result.

DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

..   your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

..   your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

1) A lump sum that must be made within five (5) years of your death; or

2) Annuity income under Annuity Income Options One, Two or Five described in
   Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

..   Payments must begin within one year of your death (However, if your spouse is the sole designated beneficiary under a Qualified Contract, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

..   The guaranteed period under Option Two or the designated period under
    Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

..   The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary under an IRA, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.


Because the timing of distributions from a Qualified Contract must satisfy the requirements of the Internal Revenue Code, the right of a spouse to succeed to the rights of a deceased Participant are only available to a person who is defined as a spouse under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.


If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

..   Your Beneficiary(ies) and you die at the same time.

..   Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

..   have all the remaining rights and powers under a Contract, and

..   be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

FEDERAL TAX CONSIDERATIONS

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs--either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

[SIDE BAR: A Qualified Contract is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans"). For purposes of this Prospectus, qualified plans include: Section 401 Plans and 403(a)(pension and profit-sharing plans, including plans for the self-employed) Section 403(b) Plans (tax-deferred annuities) Section 457(b) Plans (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible Section 457 plan") Traditional Individual Retirement Accounts and Annuities ("IRAs") Roth IRAs A Non-qualified Contract is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.] Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS
THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.

The full amount of all distributions received from a Section 401, Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by your loan agreement and the requirements of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax advisor before waiving your 2009 RMD payment.


In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                 Type of Plan
   -------------------------------------------------------------------------
                                                            401   403(b) IRA
   -------------------------------------------------------------------------
   After you die (paid to your Beneficiary(ies))             x      x     x
   -------------------------------------------------------------------------
   After you become totally disabled (as defined in the
     Code)                                                   x      x     x
   -------------------------------------------------------------------------
   If you separate from service after you reach age 55       x      x
   -------------------------------------------------------------------------
   In a series of substantially equal payments made
     annually (or more frequently over your life or life
     expectancy or over the joint lives (or joint and last
     survivor life expectancy) of you and your
     designated beneficiary (SEPP exception).                x(1)   x(1)  x
   -------------------------------------------------------------------------
   Pursuant to a domestic relations order                    x      x
   -------------------------------------------------------------------------

(1) After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

403(B) PLANS


The IRS adopted new regulations in 2007 affecting 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

In consideration of these regulations, we have determined to only make available Certificates for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

If your Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.


Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement (except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any federal income tax under some circumstances. These circumstances are as follows:

                Distribution from:         May be Rolled into:
             -----------------------------------------------------
             Section 401 plan, Section  Section 401 plan, Section
             403(a) plan, Section       403(a) plan, Section
             403(b) plan, eligible      403(b) plan, eligible
             section 457(b) plan of a   section 457(b) plan of a
             governmental employer      governmental employer or
                                        Traditional IRA
             -----------------------------------------------------

DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.


Employers that have established and maintain TSA or 401(k) plans ("collectively the Plan") may also establish a Qualified Roth Contribution Program under
Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:


1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. Other than contributions made by rollovers that are permitted under the Code and the Plan under which the Contract has been issued, the Contract cannot accept both designated Roth 403(b) contributions and designated Roth 401(k) contributions.

8. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2006, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

..   The employer must permit contributions under a pre-tax 403(b) or pre-tax
    401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

..   Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

..   In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).

..   If the amounts have been held under any Designated Roth Account of a participant for at least five years, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax.

..   Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

..   Some states may not permit contributions to be made to a Qualified Roth
    Contribution Program or may require additional conforming legislation for these rules to become effective.

WITHHOLDING

MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

..   paid over your life or the joint life expectancy of you and your
    Beneficiary(ies);

..   paid over a period of 10 years or more;

..   necessary to satisfy the minimum distribution requirements; or

..   hardship distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the Code.

The requirements discussed below under "Other Tax Withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

Effective March 28, 2005, certain mandatory distributions made to Participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial surrenders that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

The discussion above provides general information regarding U.S. federal income tax consequences to U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to annuities.

TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

TAX CREDITS AND BENEFITS

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to Contract Owners since we are the owner of the assets from which the tax benefits are derived.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. Regulations issued under the Code may require us to deduct the tax from your Participant's Account value, or from any applicable payment, and pay it directly to the IRS.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.
LEGAL PROCEEDINGS
MetLife Investors USA, like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors USA does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.

ADDITIONAL INFORMATION


You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2009, which provides more detailed information about the Contracts, may be obtained by completing and mailing the form on the following page. The table of contents for the Statement of Additional Information is provided below.


A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

               The Insurance Company
               Surrender Charges
               Net Investment Factor
               Annuity Payments
               Underwriters, Distribution of the Contracts
               Calculation of Performance
               Voting Rights
               Safekeeping of Securities
               Servicing Agent
               Independent Registered Public Accounting Firm
               Regulation of MetLife Investors USA
               Additional Federal Tax Considerations
               Financial Statements

          If you would like the Statement of Additional Information dated May 1, 2009, for the annuity contract issued by MetLife Investors USA, at no charge, please print and fill in all information and mail to:


                     MetLife Investors USA Insurance Company
                     Attn: Variable Products
                     P.O. Box 46539
                     Denver, CO 80201-6539

                  --------------------------------------------
                  Name

                  --------------------------------------------
                  Address

                  --------------------------------------------
                  City             State       Zip Code

                  BOOK-702 (5/09)         SAI-USAFLEXBONUS 09


----------  --------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 1


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.35%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO - CLASS O
(FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
   01/01/1999    to    12/31/1999                             8.44     11.95    4,972,727
   01/01/2000    to    12/31/2000                            11.95      8.58    6,111,440
   01/01/2001    to    12/31/2001                             8.58      5.96    7,337,073
   01/01/2002    to    12/31/2002                             5.96      4.34    8,087,639
   01/01/2003    to    12/31/2003                             4.34      6.10    8,038,173
   01/01/2004    to    12/31/2004                             6.10      7.01    7,517,869
   01/01/2005    to    12/31/2005                             7.01      8.09    7,055,726
   01/01/2006    to    12/31/2006                             8.09      9.57    6,743,520
   01/01/2007    to    12/31/2007                             9.57     11.07    5,891,694
   01/01/2008    to    12/31/2008                            11.07      5.83    5,755,192
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            11.21     16.42       76,632
   01/01/2004    to    12/31/2004                            16.42     19.58      276,227
   01/01/2005    to    12/31/2005                            19.58     24.22      455,056
   01/01/2006    to    12/31/2006                            24.22     29.64      648,230
   01/01/2007    to    12/31/2007                            29.64     35.51      664,762
   01/01/2008    to    12/31/2008                            35.51     16.28      757,735
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            93.36    116.56       58,944
   01/01/2004    to    12/31/2004                           116.56    129.36      130,416
   01/01/2005    to    12/31/2005                           129.36    148.30      194,602
   01/01/2006    to    12/31/2006                           148.30    161.27      231,002
   01/01/2007    to    12/31/2007                           161.27    178.74      199,191
   01/01/2008    to    12/31/2008                           178.74     98.80      230,814
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            72.37     90.71       52,546
   01/01/2004    to    12/31/2004                            90.71     98.77      135,701
   01/01/2005    to    12/31/2005                            98.77    103.14      190,268
   01/01/2006    to    12/31/2006                           103.14    117.23      222,514
   01/01/2007    to    12/31/2007                           117.23    121.48      212,107
   01/01/2008    to    12/31/2008                           121.48     74.48      247,002
------------------------------------------------------------------------------------------
DWS INTERNATIONAL VIP - CLASS A
   01/01/1999    to    12/31/1999                             8.33     12.71    1,276,154
   01/01/2000    to    12/31/2000                            12.71      9.81    1,857,179
   01/01/2001    to    12/31/2001                             9.81      6.68    2,466,404
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM UNITS
                                               BEGINNING    END        END
                                               OF PERIOD OF PERIOD  OF PERIOD
  ----------------------------------------------------------------------------
  DWS INTERNATIONAL VIP - CLASS A (CONTINUED)
     01/01/2002    to    12/31/2002               6.68      5.39    2,896,996
     01/01/2003    to    12/31/2003               5.39      6.79    3,068,497
     01/01/2004    to    12/31/2004               6.79      7.81    3,014,614
     01/01/2005    to    12/31/2005               7.81      8.95    3,052,862
     01/01/2006    to    12/31/2006               8.95     11.12    3,136,467
     01/01/2007    to    12/31/2007              11.12     12.57    3,082,699
     01/01/2008    to    12/31/2008              12.57      6.42    2,789,082
  ----------------------------------------------------------------------------
  FIDELITY VIP ASSET MANAGER - INITIAL CLASS
     01/01/1999    to    12/31/1999               9.21     10.10    9,842,875
     01/01/2000    to    12/31/2000              10.10      9.58   10,471,037
     01/01/2001    to    12/31/2001               9.58      9.06   11,212,634
     01/01/2002    to    12/31/2002               9.06      8.16   11,340,299
     01/01/2003    to    12/31/2003               8.16      9.50   10,931,444
     01/01/2004    to    12/31/2004               9.50      9.88   10,211,365
     01/01/2005    to    12/31/2005               9.88     10.03    3,448,974
     01/01/2006    to    12/31/2006              10.03     10.74    8,387,396
     01/01/2007    to    12/31/2007              10.74     12.24    7,434,895
     01/01/2008    to    12/31/2008              12.24      8.60    6,755,499
  ----------------------------------------------------------------------------
  FIDELITY VIP CONTRAFUND - INITIAL CLASS
     01/01/1999    to    12/31/1999              11.85     14.53   11,065,052
     01/01/2000    to    12/31/2000              14.53     13.39   12,973,409
     01/01/2001    to    12/31/2001              13.39     11.59   15,567,610
     01/01/2002    to    12/31/2002              11.59     10.36   16,462,689
     01/01/2003    to    12/31/2003              10.36     13.14   16,460,782
     01/01/2004    to    12/31/2004              13.14     14.97   16,395,321
     01/01/2005    to    12/31/2005              14.97     17.27   16,339,678
     01/01/2006    to    12/31/2006              17.27     19.03   15,855,985
     01/01/2007    to    12/31/2007              19.03     22.08   13,255,971
     01/01/2008    to    12/31/2008              22.08     12.52   13,549,154
  ----------------------------------------------------------------------------
  FIDELITY VIP GROWTH - INITIAL CLASS
     01/01/1999    to    12/31/1999              13.55     18.39   10,212,262
     01/01/2000    to    12/31/2000              18.39     16.15   12,289,987
     01/01/2001    to    12/31/2001              16.15     13.12   13,869,929
     01/01/2002    to    12/31/2002              13.12      9.04   14,654,896
     01/01/2003    to    12/31/2003               9.04     11.85   14,704,494
     01/01/2004    to    12/31/2004              11.85     12.09   13,813,796
     01/01/2005    to    12/31/2005              12.09     12.62   12,332,033
     01/01/2006    to    12/31/2006              12.62     13.30   11,074,999
     01/01/2007    to    12/31/2007              13.30     16.66    9,779,300
     01/01/2008    to    12/31/2008              16.66      8.68    9,064,321
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM UNITS
                                               BEGINNING    END        END
                                               OF PERIOD OF PERIOD  OF PERIOD
  ----------------------------------------------------------------------------
  FIDELITY VIP INDEX 500 - INITIAL CLASS
     01/01/1999    to    12/31/1999              14.17     16.85    8,754,667
     01/01/2000    to    12/31/2000              16.85     15.07   10,754,745
     01/01/2001    to    12/31/2001              15.07     13.07   12,576,542
     01/01/2002    to    12/31/2002              13.07     10.03   13,723,297
     01/01/2003    to    12/31/2003              10.03     12.70   12,705,145
     01/01/2004    to    12/31/2004              12.70     13.86   11,071,681
     01/01/2005    to    12/31/2005              13.86     14.34    9,187,813
     01/01/2006    to    12/31/2006              14.34     16.37    7,822,188
     01/01/2007    to    12/31/2007              16.37     17.03    6,793,561
     01/01/2008    to    12/31/2008              17.03     10.58    5,925,742
  ----------------------------------------------------------------------------
  FIDELITY VIP MONEY MARKET - INITIAL CLASS
     01/01/1999    to    12/31/1999               6.08      6.31    2,221,857
     01/01/2000    to    12/31/2000               6.31      6.62    2,125,892
     01/01/2001    to    12/31/2001               6.62      6.81    2,605,363
     01/01/2002    to    12/31/2002               6.81      6.83    2,564,150
     01/01/2003    to    12/31/2003               6.83      6.80    2,631,705
     01/01/2004    to    12/31/2004               6.80      6.79    3,326,994
     01/01/2005    to    12/31/2005               6.79      6.91    3,562,276
     01/01/2006    to    12/31/2006               6.91      7.15    3,961,132
     01/01/2007    to    12/31/2007               7.15      7.41    4,202,396
     01/01/2008    to    12/31/2008               7.41      7.53    4,726,587
  ----------------------------------------------------------------------------
  MIST - J.P. MORGAN QUALITY BOND - CLASS A
     01/01/1995    to    12/31/1995               7.42      8.55       64,174
     01/01/1996    to    12/31/1996               8.55      8.68      139,116
     01/01/1997    to    12/31/1997               8.68      9.35      215,747
     01/01/1998    to    12/31/1998               9.35      9.92      516,448
     01/01/1999    to    12/31/1999               9.92      9.54      657,761
     01/01/2000    to    12/31/2000               9.54     10.28      671,742
     01/01/2001    to    12/31/2001              10.28     10.88      994,785
     01/01/2002    to    12/31/2002              10.88     11.70    1,542,200
     01/01/2003    to    12/31/2003              11.70     12.00    1,502,954
     01/01/2004    to    11/19/2004              12.00     12.35    1,429,559
  ----------------------------------------------------------------------------
  MIST - LORD ABBETT BOND DEBENTURE - CLASS A
     05/01/2003    to    12/31/2003              14.82     16.27       36,530
     01/01/2004    to    12/31/2004              16.27     17.41       88,340
     01/01/2005    to    12/31/2005              17.41     17.48      152,640
     01/01/2006    to    12/31/2006              17.48     18.86      219,609
     01/01/2007    to    12/31/2007              18.86     19.88      253,278
     01/01/2008    to    12/31/2008              19.88     16.01      310,940
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/01/1999    to    12/31/1999                 18.79     20.18    5,808,561
   01/01/2000    to    12/31/2000                 20.18     21.91    6,361,071
   01/01/2001    to    12/31/2001                 21.91     21.61    7,113,661
   01/01/2002    to    12/31/2002                 12.61     17.50    7,530,918
   01/01/2003    to    12/31/2003                 17.50     22.62    7,425,960
   01/01/2004    to    12/31/2004                 22.62     25.20    7,300,584
   01/01/2005    to    12/31/2005                 25.20     27.13    1,881,625
   01/01/2006    to    12/31/2006                 27.13     31.59    1,682,218
   01/01/2007    to    12/31/2007                 31.59     30.80    5,816,218
   01/01/2008    to    12/31/2008                 30.80     19.39    5,393,174
-------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   05/01/2004    to    12/31/2004                  9.81     11.29       45,121
   01/01/2005    to    12/31/2005                 11.29     13.01      142,641
   01/01/2006    to    12/31/2006                 13.01     16.29      395,245
   01/01/2007    to    12/31/2007                 16.29     18.25      464,094
   01/01/2008    to    12/31/2008                 18.25     10.40      645,979
-------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                  8.74     11.67       30,334
   01/01/2004    to    12/31/2004                 11.67     12.29       33,497
   01/01/2005    to    12/31/2005                 12.29     13.17       50,996
   01/01/2006    to    12/31/2006                 13.17     14.80       34,662
   01/01/2007    to    12/31/2007                 14.80     16.27       33,616
   01/01/2008    to    12/31/2008                 16.27      9.85       35,689
-------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                  7.86      7.93      369,398
   01/01/2004    to    12/31/2004                  7.93      8.23    3,171,069
   01/01/2005    to    12/31/2005                  8.23      8.32    3,554,555
   01/01/2006    to    12/31/2006                  8.32      8.60    3,609,330
   01/01/2007    to    12/31/2007                  8.60      9.15    3,107,389
   01/01/2008    to    12/31/2008                  9.15     13.51    4,213,750
-------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                  3.33      4.65      138,733
   01/01/2004    to    12/31/2004                  4.65      4.39      160,263
   01/01/2005    to    12/31/2005                  4.39      4.82      156,903
   01/01/2006    to    12/31/2006                  4.82      5.02      186,271
   01/01/2007    to    12/31/2007                  5.02      6.52      214,957
   01/01/2008    to    12/31/2008                  6.52      3.58      253,169
-------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                  8.48     11.52       49,249
   01/01/2004    to    12/31/2004                 11.52     14.41      188,702
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A (CONTINUED)
   01/01/2005    to    12/31/2005                            14.41     16.46     365,598
   01/01/2006    to    12/31/2006                            16.46     18.42     501,550
   01/01/2007    to    12/31/2007                            18.42     17.66     416,807
   01/01/2008    to    12/31/2008                            17.66     12.25     517,443
------------------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                            45.60     46.37      14,126
   01/01/2004    to    12/31/2004                            46.37     47.77      40,781
   01/01/2005    to    12/31/2005                            47.77     48.27      66,938
   01/01/2006    to    12/31/2006                            48.27     49.72      94,525
   01/01/2007    to    12/31/2007                            49.72     52.14      90,214
   01/01/2008    to    12/31/2008                            52.14     49.68     113,490
------------------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                             8.26     10.62      19,847
   01/01/2004    to    12/31/2004                            10.62     11.88      50,655
   01/01/2005    to    12/31/2005                            11.88     12.42      73,946
   01/01/2006    to    12/31/2006                            12.42     14.62     148,113
   01/01/2007    to    12/31/2007                            14.62     14.92     203,478
   01/01/2008    to    12/31/2008                            14.92      9.58     250,147
------------------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                            19.63     24.33       8,178
   01/01/2004    to    12/31/2004                            24.33     26.12      11,340
   01/01/2005    to    12/31/2005                            26.12     27.57      15,645
   01/01/2006    to    12/31/2006                            27.57     28.33      18,436
   01/01/2007    to    12/31/2007                            28.33     33.18      25,875
   01/01/2008    to    12/31/2008                            33.18     20.78      47,717
------------------------------------------------------------------------------------------
MSF -BLACKROCK STRATEGIC VALUE - CLASS A
   05/01/2003    to    12/31/2003                            10.93     16.11     169,976
   01/01/2004    to    12/31/2004                            16.11     18.33     494,108
   01/01/2005    to    12/31/2005                            18.33     18.84     591,411
   01/01/2006    to    12/31/2006                            18.84     21.69     604,495
   01/01/2007    to    12/31/2007                            21.69     20.66     547,498
   01/01/2008    to    12/31/2008                            20.66     12.56     578,098
------------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                            22.65     28.56      26,885
   01/01/2004    to    12/31/2004                            28.56     31.66      80,404
   01/01/2005    to    12/31/2005                            31.66     34.46     172,753
   01/01/2006    to    12/31/2006                            34.46     38.95     272,790
   01/01/2007    to    12/31/2007                            38.95     40.19     263,401
   01/01/2008    to    12/31/2008                            40.19     24.04     337,871
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM UNITS
                                                       BEGINNING    END        END
                                                       OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                         8.55     11.41       68,455
   01/01/2004    to    04/30/2004                        11.41     14.98       78,915
--------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
(FORMERLY JANUS MID CAP)
   05/01/2004    to    12/31/2004                        14.98     17.03      128,005
   01/01/2005    to    12/31/2005                        17.03     17.96      170,442
   01/01/2006    to    12/31/2006                        17.96     19.82      213,880
   01/01/2007    to    12/31/2007                        19.82     21.18      227,669
   01/01/2008    to    12/31/2008                        21.18      9.34      261,434
--------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK FOCUSED VALUE - CLASS A
   05/01/2003    to    12/31/2003                        24.57     31.46      114,793
   01/01/2004    to    12/31/2004                        31.46     34.12      356,061
   01/01/2005    to    12/31/2005                        34.12     37.02      572,755
   01/01/2006    to    12/31/2006                        37.02     41.08      646,340
   01/01/2007    to    12/31/2007                        41.08     37.75      516,563
   01/01/2008    to    12/31/2008                        37.75     20.11      499,127
--------------------------------------------------------------------------------------
MSF - LEHMAN BROTHERS AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                        12.69     12.76       54,840
   01/01/2004    to    12/31/2004                        12.76     13.10      174,272
   01/01/2005    to    12/31/2005                        13.10     13.19      283,812
   01/01/2006    to    12/31/2006                        13.19     13.55      334,785
   01/01/2007    to    12/31/2007                        13.55     14.29      366,229
   01/01/2008    to    12/31/2008                        14.29     14.94      503,693
--------------------------------------------------------------------------------------
MSF - METLIFE MID CAP STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                         8.83     11.57      121,376
   01/01/2004    to    12/31/2004                        11.57     13.24      339,222
   01/01/2005    to    12/31/2005                        13.24     14.67      498,849
   01/01/2006    to    12/31/2006                        14.67     15.93      699,124
   01/01/2007    to    12/31/2007                        15.93     16.94      761,353
   01/01/2008    to    12/31/2008                        16.94     10.67      933,376
--------------------------------------------------------------------------------------
MSF - METLIFE STOCK INDEX - CLASS A
   05/01/2003    to    12/31/2003                        29.40     35.70      936,369
   01/01/2004    to    12/31/2004                        35.70     38.95    1,140,897
   01/01/2005    to    12/31/2005                        38.95     40.22    1,265,214
   01/01/2006    to    12/31/2006                        40.22     45.82    1,259,590
   01/01/2007    to    12/31/2007                        45.82     47.57      675,856
   01/01/2008    to    12/31/2008                        47.57     29.52    1,196,677
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                 AUV AT    AUV AT   ACCUM UNITS
                                                BEGINNING    END        END
                                                OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------
MSF - MFS TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                 34.33     38.75       19,447
   01/01/2004    to    12/31/2004                 38.75     42.53       92,767
   01/01/2005    to    12/31/2005                 42.53     43.27      174,181
   01/01/2006    to    12/31/2006                 43.27     47.90      202,242
   01/01/2007    to    12/31/2007                 47.90     49.32      203,395
   01/01/2008    to    12/31/2008                 49.32     37.88      242,106
-------------------------------------------------------------------------------
MSF - MFS(R) VALUE - CLASS A
(FORMERLY HARRIS OAKMARK LARGE CAP VALUE)
   05/01/2003    to    12/31/2003                 10.08     12.12      143,540
   01/01/2004    to    12/31/2004                 12.12     13.32      329,589
   01/01/2005    to    12/31/2005                 13.32     12.96      414,847
   01/01/2006    to    12/31/2006                 12.96     15.10      413,600
   01/01/2007    to    12/31/2007                 15.10     14.33      387,453
   01/01/2008    to    12/31/2008                 14.33      9.41      432,253
-------------------------------------------------------------------------------
MSF - MORGAN STANLEY EAFE INDEX - CLASS A
   05/01/2003    to    12/31/2003                  7.18      9.67      109,137
   01/01/2004    to    12/31/2004                  9.67     11.42      344,405
   01/01/2005    to    12/31/2005                 11.42     12.76      619,087
   01/01/2006    to    12/31/2006                 12.76     15.83      877,870
   01/01/2007    to    12/31/2007                 15.83     17.30      890,137
   01/01/2008    to    12/31/2008                 17.30      9.89    1,082,509
-------------------------------------------------------------------------------
MSF - RUSSELL 2000 INDEX - CLASS A
   05/01/2003    to    12/31/2003                  9.81     13.61      112,861
   01/01/2004    to    12/31/2004                 13.61     15.82      320,592
   01/01/2005    to    12/31/2005                 15.82     16.31      384,939
   01/01/2006    to    12/31/2006                 16.31     18.98      385,268
   01/01/2007    to    12/31/2007                 18.98     18.44      355,849
   01/01/2008    to    12/31/2008                 18.44     12.10      397,753
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                 10.00     13.43       17,487
   01/01/2005    to    12/31/2005                 13.43     14.71       42,583
   01/01/2006    to    12/31/2006                 14.71     15.08       43,758
   01/01/2007    to    12/31/2007                 15.08     16.34       45,674
   01/01/2008    to    12/31/2008                 16.34     10.28       60,781
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION
PART 2


The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus that are subject to a daily Separate Account deduction of 1.25%.

                                                            AUV AT    AUV AT   ACCUM UNITS
                                                           BEGINNING    END        END
                                                           OF PERIOD OF PERIOD  OF PERIOD
------------------------------------------------------------------------------------------
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO - CLASS O
(FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
   01/01/2002    to    12/31/2002                             5.96      4.34     235,711
   01/01/2003    to    12/31/2003                             4.34      6.10     249,407
   01/01/2004    to    12/31/2004                             6.10      7.03     259,192
   01/01/2005    to    12/31/2005                             7.03      8.11     251,411
   01/01/2006    to    12/31/2006                             8.11      9.61     245,090
   01/01/2007    to    12/31/2007                             9.61     11.13     242,115
   01/01/2008    to    12/31/2008                            11.13      5.87     219,694
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND - CLASS 2
   05/01/2003    to    12/31/2003                            10.89     16.51       1,091
   01/01/2004    to    12/31/2004                            16.51     19.71       2,386
   01/01/2005    to    12/31/2005                            19.71     24.41       9,692
   01/01/2006    to    12/31/2006                            24.41     29.90       9,118
   01/01/2007    to    12/31/2007                            29.90     35.85      17,949
   01/01/2008    to    12/31/2008                            35.85     16.46      13,488
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND - CLASS 2
   05/01/2003    to    12/31/2003                            88.00    118.90         379
   01/01/2004    to    12/31/2004                           118.90    132.10       1,006
   01/01/2005    to    12/31/2005                           132.10    151.58       1,410
   01/01/2006    to    12/31/2006                           151.58    165.00       1,695
   01/01/2007    to    12/31/2007                           165.00    183.06       2,562
   01/01/2008    to    12/31/2008                           183.06    101.29       4,021
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND - CLASS 2
   05/01/2003    to    12/31/2003                            70.75     92.53         558
   01/01/2004    to    12/31/2004                            92.53    100.86       1,023
   01/01/2005    to    12/31/2005                           100.86    105.42       1,732
   01/01/2006    to    12/31/2006                           105.42    119.94       1,812
   01/01/2007    to    12/31/2007                           119.94    124.42       2,214
   01/01/2008    to    12/31/2008                           124.42     76.36       2,280
------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER - INITIAL CLASS
   01/01/2002    to    12/31/2002                             9.06      8.16     139,921
   01/01/2003    to    12/31/2003                             8.16      9.51     151,482
   01/01/2004    to    12/31/2004                             9.51      9.90     158,905
   01/01/2005    to    12/31/2005                             9.90     10.17     146,460
------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                         AUV AT    AUV AT   ACCUM UNITS
                                                        BEGINNING    END        END
                                                        OF PERIOD OF PERIOD  OF PERIOD
---------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER - INITIAL CLASS (CONTINUED)
   01/01/2006    to    12/31/2006                         10.17     10.78     133,906
   01/01/2007    to    12/31/2007                         10.78     12.30     124,552
   01/01/2008    to    12/31/2008                         12.30      8.66     106,448
---------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND - INITIAL CLASS
   01/01/2002    to    12/31/2002                         11.59     10.37     229,827
   01/01/2003    to    12/31/2003                         10.37     13.15     249,998
   01/01/2004    to    12/31/2004                         13.15     15.00     255,642
   01/01/2005    to    12/31/2005                         15.00     17.32     268,680
   01/01/2006    to    12/31/2006                         17.32     19.11     269,007
   01/01/2007    to    12/31/2007                         19.11     22.19     267,064
   01/01/2008    to    12/31/2008                         22.19     12.60     252,530
---------------------------------------------------------------------------------------
FIDELITY VIP GROWTH - INITIAL CLASS
   01/01/2002    to    12/31/2002                         13.12      9.05     234,800
   01/01/2003    to    12/31/2003                          9.05     11.87     259,417
   01/01/2004    to    12/31/2004                         11.87     12.12     247,756
   01/01/2005    to    12/31/2005                         12.12     12.66     237,352
   01/01/2006    to    12/31/2006                         12.66     13.36     233,148
   01/01/2007    to    12/31/2007                         13.36     16.75     227,521
   01/01/2008    to    12/31/2008                         16.75      8.74     207,815
---------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 - INITIAL CLASS
   01/01/2002    to    12/31/2002                         13.07     10.03     261,190
   01/01/2003    to    12/31/2003                         10.03     12.72     261,115
   01/01/2004    to    12/31/2004                         12.72     13.89     236,274
   01/01/2005    to    12/31/2005                         13.89     14.38     201,167
   01/01/2006    to    12/31/2006                         14.38     16.44     172,591
   01/01/2007    to    12/31/2007                         16.44     17.12     157,031
   01/01/2008    to    12/31/2008                         17.12     10.65     129,789
---------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET - INITIAL CLASS
   01/01/2002    to    12/31/2002                          6.81      6.83      76,419
   01/01/2003    to    12/31/2003                          6.83      6.81      86,054
   01/01/2004    to    12/31/2004                          6.81      6.81     113,288
   01/01/2005    to    12/31/2005                          6.81      6.93     132,557
   01/01/2006    to    12/31/2006                          6.93      7.18     150,587
   01/01/2007    to    12/31/2007                          7.18      7.45     154,082
   01/01/2008    to    12/31/2008                          7.45      7.58     173,542
---------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS
   01/01/1999    to    12/31/1999                          8.41     11.83      61,753
   01/01/2000    to    12/31/2000                         11.83      9.45      76,224
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS - INITIAL CLASS (CONTINUED)
   01/01/2001    to    12/31/2001                     9.45      7.35      87,408
   01/01/2002    to    12/31/2002                     7.35      5.78     100,377
   01/01/2003    to    12/31/2003                     5.78      8.18     116,589
   01/01/2004    to    12/31/2004                     8.18      9.18     135,991
   01/01/2005    to    12/31/2005                     9.18     10.79     143,552
   01/01/2006    to    12/31/2006                    10.79     12.59     146,283
   01/01/2007    to    12/31/2007                    12.59     14.58     142,084
   01/01/2008    to    12/31/2008                    14.58      8.09     129,929
----------------------------------------------------------------------------------
MIST - J.P. MORGAN QUALITY BOND - CLASS A
   01/01/2002    to    12/31/2002                    10.88     11.70      36,710
   01/01/2003    to    12/31/2003                    11.70     12.02      31,808
   01/01/2004    to    11/19/2004                    12.02     12.38      28,764
----------------------------------------------------------------------------------
MIST - LORD ABBETT BOND DEBENTURE - CLASS A
   05/01/2003    to    12/31/2003                    13.89     16.40         224
   01/01/2004    to    12/31/2004                    16.40     17.56         763
   01/01/2005    to    12/31/2005                    17.56     17.65       3,592
   01/01/2006    to    12/31/2006                    17.65     19.07       8,493
   01/01/2007    to    12/31/2007                    19.07     20.12      13,384
   01/01/2008    to    12/31/2008                    20.12     16.21      21,351
----------------------------------------------------------------------------------
MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
   01/01/2002    to    12/31/2002                    21.61     17.50     179,672
   01/01/2003    to    12/31/2003                    17.50     22.65     184,708
   01/01/2004    to    12/31/2004                    22.65     25.26     194,533
   01/01/2005    to    12/31/2005                    25.26     25.86     191,536
   01/01/2006    to    12/31/2006                    25.86     30.14     192,777
   01/01/2007    to    12/31/2007                    30.14     30.96     186,701
   01/01/2008    to    12/31/2008                    30.96     19.51     168,557
----------------------------------------------------------------------------------
MIST - MET/AIM SMALL CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                     8.52     11.70       1,234
   01/01/2004    to    12/31/2004                    11.70     12.33       1,047
   01/01/2005    to    12/31/2005                    12.33     13.23       1,547
   01/01/2006    to    12/31/2006                    13.23     14.88       1,663
   01/01/2007    to    12/31/2007                    14.88     16.37       1,420
   01/01/2008    to    12/31/2008                    16.37      9.92       1,040
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2003    to    12/31/2003                    11.45     11.82         830
   01/01/2004    to    12/31/2004                    11.82     12.29      31,340
   01/01/2005    to    12/31/2005                    12.29     12.43      45,160
   01/01/2006    to    12/31/2006                    12.43     12.87      56,187
   01/01/2007    to    12/31/2007                    12.87     13.70      68,395
   01/01/2008    to    12/31/2008                    13.70     13.62      90,312
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                    AUV AT    AUV AT   ACCUM UNITS
                                                   BEGINNING    END        END
                                                   OF PERIOD OF PERIOD  OF PERIOD
----------------------------------------------------------------------------------
MIST - RCM TECHNOLOGY - CLASS A
   05/01/2003    to    12/31/2003                     2.99      4.66         31
   01/01/2004    to    12/31/2004                     4.66      4.40        801
   01/01/2005    to    12/31/2005                     4.40      4.84      1,495
   01/01/2006    to    12/31/2006                     4.84      5.05      1,906
   01/01/2007    to    12/31/2007                     5.05      6.56      3,662
   01/01/2008    to    12/31/2008                     6.56      3.61      4,044
----------------------------------------------------------------------------------
MIST - THIRD AVENUE SMALL CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                     8.25     11.54        861
   01/01/2004    to    12/31/2004                    11.54     14.45      5,614
   01/01/2005    to    12/31/2005                    14.45     16.52      5,643
   01/01/2006    to    12/31/2006                    16.52     18.50      6,559
   01/01/2007    to    12/31/2007                    18.50     17.76      7,584
   01/01/2008    to    12/31/2008                    17.76     12.33      9,323
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2003    to    12/31/2003                    45.27     47.32         40
   01/01/2004    to    12/31/2004                    47.32     48.80        392
   01/01/2005    to    12/31/2005                    48.80     49.36      1,470
   01/01/2006    to    12/31/2006                    49.36     50.90      1,851
   01/01/2007    to    12/31/2007                    50.90     53.43      3,336
   01/01/2008    to    12/31/2008                    53.43     50.95      4.893
----------------------------------------------------------------------------------
MSF - BLACKROCK LARGE CAP VALUE - CLASS A
   05/01/2003    to    12/31/2003                     7.94     10.64        134
   01/01/2004    to    12/31/2004                    10.64     11.91        469
   01/01/2005    to    12/31/2005                    11.91     12.47      3,266
   01/01/2006    to    12/31/2006                    12.47     14.69      6,207
   01/01/2007    to    12/31/2007                    14.69     15.00      6,142
   01/01/2008    to    12/31/2008                    15.00      9.64      6,255
----------------------------------------------------------------------------------
MSF - BLACKROCK LEGACY LARGE CAP GROWTH - CLASS A
   05/01/2003    to    12/31/2003                    18.40     24.55        228
   01/01/2004    to    12/31/2004                    24.55     26.38        242
   01/01/2005    to    12/31/2005                    26.38     27.88        381
   01/01/2006    to    12/31/2006                    27.88     28.67        472
   01/01/2007    to    12/31/2007                    28.67     33.62        636
   01/01/2008    to    12/31/2008                    33.62     21.08        517
----------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS A
   05/01/2003    to    12/31/2003                    10.90     16.16        165
   01/01/2004    to    12/31/2004                    16.16     18.41      2,727
   01/01/2005    to    12/31/2005                    18.41     18.94      5,286
   01/01/2006    to    12/31/2006                    18.94     21.83      6,817
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                        AUV AT    AUV AT   ACCUM UNITS
                                                       BEGINNING    END        END
                                                       OF PERIOD OF PERIOD  OF PERIOD
--------------------------------------------------------------------------------------
MSF - BLACKROCK STRATEGIC VALUE - CLASS A (CONTINUED)
   01/01/2007    to    12/31/2007                        21.83     20.82      8,606
   01/01/2008    to    12/31/2008                        20.82     12.66      7,441
--------------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                        22.30     28.82         23
   01/01/2004    to    12/31/2004                        28.82     31.99        603
   01/01/2005    to    12/31/2005                        31.99     34.84      2,334
   01/01/2006    to    12/31/2006                        34.84     39.43      4,098
   01/01/2007    to    12/31/2007                        39.43     40.72      4,597
   01/01/2008    to    12/31/2008                        40.72     24.39      5,728
--------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
   05/01/2003    to    12/31/2003                         8.12     11.43      2,097
   01/01/2004    to    04/30/2004                        11.43     11.22      2,961
--------------------------------------------------------------------------------------
MSF - FI MID CAP OPPORTUNITIES - CLASS A
(FORMERLY JANUS MID CAP)
   05/01/2004    to    12/31/2004                        11.22     11.33      1,739
   01/01/2005    to    12/31/2005                        11.33     18.12      2,741
   01/01/2006    to    12/31/2006                        18.12     20.02      2,921
   01/01/2007    to    12/31/2007                        20.02     21.41      2,394
   01/01/2008    to    12/31/2008                        21.41      9.46      2,761
--------------------------------------------------------------------------------------
MSF - HARRIS OAKMARK FOCUSED VALUE - CLASS A
   05/01/2003    to    12/31/2003                        24.27     31.80        417
   01/01/2004    to    12/31/2004                        31.80     34.52      2,645
   01/01/2005    to    12/31/2005                        34.52     37.50      3,962
   01/01/2006    to    12/31/2006                        37.50     41.64      4,780
   01/01/2007    to    12/31/2007                        41.64     38.31      5,146
   01/01/2008    to    12/31/2008                        38.31     20.43      5,391
--------------------------------------------------------------------------------------
MSF - LEHMAN BROTHERS AGGREGATE BOND INDEX - CLASS A
   05/01/2003    to    12/31/2003                        12.53     12.82        190
   01/01/2004    to    12/31/2004                        12.82     13.18        774
   01/01/2005    to    12/31/2005                        13.18     13.29      2,973
   01/01/2006    to    12/31/2006                        13.29     13.66      4,638
   01/01/2007    to    12/31/2007                        13.66     14.42      9,466
   01/01/2008    to    12/31/2008                        14.42     15.09     11,875
--------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                AUV AT    AUV AT   ACCUM UNITS
                                               BEGINNING    END        END
                                               OF PERIOD OF PERIOD  OF PERIOD
  ----------------------------------------------------------------------------
  MSF - METLIFE MID CAP STOCK INDEX - CLASS A
     05/01/2003    to    12/31/2003               8.71     11.61      6,703
     01/01/2004    to    12/31/2004              11.61     13.30     24,560
     01/01/2005    to    12/31/2005              13.30     14.75     32,407
     01/01/2006    to    12/31/2006              14.75     16.04     38,302
     01/01/2007    to    12/31/2007              16.04     17.07     38,884
     01/01/2008    to    12/31/2008              17.07     10.76     43,316
  ----------------------------------------------------------------------------
  MSF - METLIFE STOCK INDEX - CLASS A
     05/01/2003    to    12/31/2003              28.58     36.18      3,190
     01/01/2004    to    12/31/2004              36.18     39.49      8,298
     01/01/2005    to    12/31/2005              39.49     40.81     12,176
     01/01/2006    to    12/31/2006              40.81     46.54     17,301
     01/01/2007    to    12/31/2007              46.54     48.37     22,249
     01/01/2008    to    12/31/2008              48.37     30.04     20,414
  ----------------------------------------------------------------------------
  MSF - MFS TOTAL RETURN - CLASS A
     05/01/2003    to    12/31/2003              34.10     39.40        185
     01/01/2004    to    12/31/2004              39.40     43.29        565
     01/01/2005    to    12/31/2005              43.29     44.08      1,230
     01/01/2006    to    12/31/2006              44.08     48.85      2,191
     01/01/2007    to    12/31/2007              48.85     50.35      2,059
     01/01/2008    to    12/31/2008              50.35     38.71      2,414
  ----------------------------------------------------------------------------
  MSF - MFS(R) VALUE - CLASS A
  (FORMERLY HARRIS OAKMARK LARGE CAP VALUE)
     05/01/2003    to    12/31/2003               9.83     12.18        817
     01/01/2004    to    12/31/2004              12.18     13.40      3,479
     01/01/2005    to    12/31/2005              13.40     13.05      4,665
     01/01/2006    to    12/31/2006              13.05     15.23      6,328
     01/01/2007    to    12/31/2007              15.23     14.47      6,093
     01/01/2008    to    12/31/2008              14.47      9.50      5,068
  ----------------------------------------------------------------------------
  MSF - MORGAN STANLEY EAFE INDEX - CLASS A
     05/01/2003    to    12/31/2003               7.15      9.72        402
     01/01/2004    to    12/31/2004               9.72     11.49      2,285
     01/01/2005    to    12/31/2005              11.49     12.85     12,106
     01/01/2006    to    12/31/2006              12.85     15.96     20,485
     01/01/2007    to    12/31/2007              15.96     17.46     22,743
     01/01/2008    to    12/31/2008              17.46      9.99     29,217
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                             AUV AT    AUV AT   ACCUM UNITS
                                                            BEGINNING    END        END
                                                            OF PERIOD OF PERIOD  OF PERIOD
-------------------------------------------------------------------------------------------
MSF - RUSSELL 2000 INDEX - CLASS A
   05/01/2003    to    12/31/2003                              9.49     13.68      5,728
   01/01/2004    to    12/31/2004                             13.68     15.91      8,102
   01/01/2005    to    12/31/2005                             15.91     16.43      6,070
   01/01/2006    to    12/31/2006                             16.43     19.14      9,284
   01/01/2007    to    12/31/2007                             19.14     18.61     10,116
   01/01/2008    to    12/31/2008                             18.61     12.22     11,755
-------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                             12.82     13.53          0
   01/01/2005    to    12/31/2005                             13.53     14.84          0
   01/01/2006    to    12/31/2006                             14.84     15.22          0
-------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A (CONTINUED)
   01/01/2007    to    12/31/2007                             15.22     18.44      5,760
   01/01/2008    to    12/31/2008                             18.44     10.41      7,538
-------------------------------------------------------------------------------------------
MSF - T. ROWE PRICE GROWTH STOCK FUND
   01/01/1999    to    12/31/1999                             53.38     64.63          0
   01/01/2000    to    12/31/2000                             64.63     61.72          0
   01/01/2001    to    12/31/2001                             61.72     62.61          0
   01/01/2002    to    12/31/2002                             62.61     47.78     27,536
   01/01/2003    to    12/31/2003                             47.78     62.15     28,353
   01/01/2004    to    12/31/2004                             62.15     67.90     30,524
   01/01/2005    to    12/31/2005                             67.90     71.72     29,722
   01/01/2006    to    12/31/2006                             71.72     81.07     28,898
   01/01/2007    to    12/31/2007                             81.07     88.67     28,721
   01/01/2008    to    12/31/2008                             88.67     50.75     24,876
-------------------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each Fund available under the Contract. The Fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


THE ALGER AMERICAN FUND (CLASS O)

The Alger American Fund is a mutual fund with multiple portfolios, one of which is offered under the Contract. Fred Alger Management, Inc. is the investment adviser to each of the portfolios. The following Class O portfolio is available under the Contract:

Alger American SmallCap Growth Portfolio
 Investment Objective: Seeks long-term capital appreciation.


AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple funds, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each fund. The following Class 2 funds are available under the Contract:

American Funds Global Small Capitalization Fund
 Investment Objective: Seeks capital appreciation through stocks.

American Funds Growth Fund
 Investment Objective: Seeks capital appreciation through stocks.

American Funds Growth-Income Fund
 Investment Objective: Seeks both capital appreciation and income.


DWS VARIABLE SERIES I (CLASS A)

DWS Variable Series I is a mutual fund with multiple series, one of which is offered under the Contract. Deutsche Investment Management Americas Inc. is the investment adviser to each series. The following Class A series is available under the Contract:

DWS International VIP/1/
 Investment Objective: Seeks long-term capital growth.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

Asset Manager/SM/ Portfolio
 Subadvisers: FMR Co., Inc.; Fidelity Research & Analysis Company; Fidelity
   Investments Money Management, Inc.
 Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.


Contrafund(R) Portfolio

 Subadvisers: FMR Co., Inc.; Fidelity Research & Analysis Company

 Investment Objective: Seeks long-term capital appreciation.

Growth Portfolio

 Subadvisers: FMR Co., Inc.; Fidelity Research & Analysis Company

 Investment Objective: Seeks to achieve capital appreciation.

Money Market Portfolio

 Subadvisers: Fidelity Investments Money Management, Inc.; Fidelity Research &
   Analysis Company

 Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Overseas Portfolio/2/
 Subadvisers: FMR Co., Inc.; Fidelity Research & Analysis Company

 Investment Objective: Seeks long-term growth of capital.


MET INVESTORS SERIES TRUST (CLASS A)/3/

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:


Lord Abbett Bond Debenture Portfolio
 Subadviser: Lord, Abbett & Co. LLC

 Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.


Lord Abbett Growth and Income Portfolio
 Subadviser: Lord, Abbett & Co. LLC
 Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in the market value.

MFS(R) Research International Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.

Met/AIM Small Cap Growth Portfolio
 Subadviser: Invesco Aim Capital Management, Inc.
 Investment Objective: Seeks long-term growth of capital.

PIMCO Total Return Portfolio
 Subadviser: Pacific Investment Management Company LLC
 Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

RCM Technology Portfolio
 Subadviser: RCM Capital Management LLC
 Investment Objective: Seeks capital appreciation; no consideration is given to income.

Third Avenue Small Cap Value Portfolio
 Subadviser: Third Avenue Management LLC
 Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (CLASS A)


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser for all of the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the Contract:

Barclays Capital Aggregate Bond Index Portfolio
 Subadviser: MetLife Investment Advisors Company, LLC
 Investment Objective: Seeks to equal the performance of the Barclays Capital
   U.S. Aggregate Bond Index.


BlackRock Bond Income Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks a competitive total return primarily from investing in fixed-income securities.

BlackRock Large Cap Value Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

BlackRock Legacy Large Cap Growth Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks long-term growth of capital.

BlackRock Strategic Value Portfolio
 Subadviser: BlackRock Advisors, LLC
 Investment Objective: Seeks high total return, consisting principally of capital appreciation.

Davis Venture Value Portfolio
 Subadviser: Davis Selected Advisers, L.P.
 Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio

 Subadviser: Pyramis Global Advisors, LLC

 Investment Objective: Seeks long-term growth of capital.


Met/Artisan Mid Cap Value Portfolio
 Subadviser: Artisan Partners Limited Partnership/4/
 Investment Objective: Seeks long-term capital growth.


MetLife Mid Cap Stock Index Portfolio
 Subadviser: MetLife Investment Advisors Company, LLC/ /
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
 Subadviser: MetLife Investment Advisors Company, LLC/ /
 Investment Objective: Seeks to equal the performance of the Standard & Poor's
   500 Composite Stock Price Index ("S&P 500 Index").

MFS(R) Total Return Portfolio
 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) Value Portfolio

 Subadviser: Massachusetts Financial Services Company
 Investment Objective: Seeks capital appreciation.


Morgan Stanley EAFE(R) Index Portfolio
 Subadviser: MetLife Investment Advisors Company, LLC/ /
 Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000(R) Index Portfolio
 Subadviser: MetLife Investment Advisors Company, LLC/ /
 Investment Objective: Seeks to equal the return of the Russell 2000 Index.

T. Rowe Price Small Cap Growth Portfolio
 Subadviser: T. Rowe Price Associates, Inc.
 Investment Objective: Seeks long-term capital growth.


T. ROWE PRICE GROWTH STOCK FUND, INC./2/


 The T. Rowe Price Growth Stock Fund, Inc. is a mutual fund. T. Rowe Price
   Associates is the investment manager for the fund.
 Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.
--------

/1/    DWS International VIP is not available under Retirement Companion
       Contracts.
/2/ Fidelity VIP Overseas Portfolio and T. Rowe Price Growth Stock Fund, Inc. are not available for use with contracts purchased in connection with 403(b) plans.
/3/ Prior to May 1, 2009, Met Investors Advisory, LLC was the adviser to the Met Investors Series Trust. Effective May 1, 2009, Met Investors Advisory, LLC merged with and into MetLife Advisers, LLC.
/4/ Prior to May 1, 2009, Harris Associates L.P. was the subadviser to this Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

          GROUP FLEXIBLE PAYMENT FIXED AND VARIABLE ANNUITY CONTRACTS

                    METLIFE INVESTORS USA INSURANCE COMPANY


                                  MAY 1, 2009

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS, DATED MAY 1, 2009, MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO METLIFE INVESTORS USA INSURANCE COMPANY, P.O. BOX 46539 DENVER, CO 80201-6539 OR BY TELEPHONING (800) 283-4536.

SAI-USAFLEXBONUS 09

                TABLE OF CONTENTS                       PAGE

                THE INSURANCE COMPANY...................... 3

                SURRENDER CHARGES.......................... 3

                NET INVESTMENT FACTOR...................... 3

                ANNUITY PAYMENTS........................... 3

                UNDERWRITERS, DISTRIBUTION OF THE CONTRACT. 4

                CALCULATION OF PERFORMANCE................. 5

                VOTING RIGHTS.............................. 5

                SAFEKEEPING OF SECURITIES.................. 6

                SERVICING AGENT............................ 6

                INDEPENDENT REGISTERED PUBLIC
                ACCOUNTING FIRM............................ 6

                REGULATION OF METLIFE INVESTORS USA........ 6

                ADDITIONAL FEDERAL TAX CONSIDERATIONS...... 7

                FINANCIAL STATEMENTS....................... 7

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is an indirect wholly-owned subsidiary of MetLife, Inc. (MetLife), a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

SURRENDER CHARGES

Subject to the individual's retirement plan requirements, all or a portion of the Participant's account may be surrendered at any time prior to the annuity date. Unless a certificate has been in effect for more than nine full calendar years after the Certificate Date, a surrender charge (contingent deferred sales charge) will be deducted in the event the Participant requests a full or partial surrender from the Separate Account. The charge is based on a percentage of the amount surrendered. No surrender charge will be applied for that part of the first surrender from the Separate Account in a calendar year that does not exceed 10% of the value of the Participant's Account. The surrender charge amounts to 7% for surrenders attributable to purchase payments received within 60 months prior to the date of the surrender. In no event will the sum of these surrender charges and the distribution expense charge exceed 9% of the purchase payments.

NET INVESTMENT FACTOR

The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003699%) for each calendar day between the preceding Business Day and the end of the current Business Day.

ANNUITY PAYMENTS

BASIS OF VARIABLE BENEFITS

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Annuity 2000 Mortality Table, projected to the year 2020 on Projection Scale G, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

             YEAR OF BIRTH              AGE ADJUSTMENT
             BEFORE 1945                ACTUAL AGE
             1946 - 1965                Age Minus 1 Year
             1966 - 1985                Age Minus 2 Years
             1986 - 2005                Age Minus 3 Years

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR FIRST YEAR

The Separate Account value used to establish the monthly variable annuity payment for the first year consists of the value of accumulation units of each Series of the Separate Account credited to a Participant on the last valuation date of the second calendar week before the annuity date. The

Contract contains tables showing monthly payment factors and annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year, an amount is transferred from the Separate Account to MetLife Investors USA's General Account and level monthly annuity payments for the year are made out of the General Account. The amount to be transferred is determined by multiplying the annuity premium rate per $1,000 set forth in the Contract tables by the number of thousands of dollars of Separate Account value credited to a Participant. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the "Annuity Premium") by the monthly payment factor in the same table. In the event the Contract involved has Separate Account accumulation units in more than one Series, the total monthly annuity payment for the first year is the sum of the monthly annuity payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of annuity units for each Separate Account Series is also established for the annuitant by dividing the first year monthly payment from that series by the Separate Account annuity unit values for the series on the last valuation date of the second calendar week before the first annuity payment is due. The number of annuity units remains fixed during the annuity period unless annuity units are converted to or from another series.

DETERMINATION OF AMOUNT OF MONTHLY VARIABLE ANNUITY PAYMENTS FOR SECOND AND SUBSEQUENT YEARS

As of each anniversary of the annuity date, MetLife Investors USA will determine the amount of the monthly variable annuity payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the annuitant has annuity units, with the total annuity payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of annuity units for that Series by the annuity unit value for that Series for the valuation period in which the first payment for the year is due. It will be MetLife Investor USA's practice to mail variable annuity payments no later than seven days after the last day of the valuation period upon which they are based or the monthly anniversary thereof.

The objective of a variable annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend, in part, upon the validity of the assumption that the net investment return of the Separate Account equals the assumed investment return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

ANNUITY UNIT VALUE

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

Information about the distribution of the Contracts is contained in the prospectus. (See "Principal Underwriter.") Additional information is provided below.

The Contracts are not currently offered for sale. However, new Participants may be added under existing Contracts and, where applicable, we will continue to issue Certificates to new Participants.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of FINRA. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to the Contracts and all other contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                Aggregate
                                                Amount of
                                               Commissions
                                  Aggregate    Retained by
                                  Amount of    Distributor
                                 Commissions  After Payments
                                   Paid to      to Selling
                    Fiscal Year  Distributor      Firms
                    ----------------------------------------
                       2006      $291,020,505       $0
                       2007      $383,205,713       $0
                       2008      $357,776,663       $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the Contracts.

CALCULATION OF PERFORMANCE

Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

   P(1+T)/(n)/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years


   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.

VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the Funds. Based upon MetLife Investors USA's current view of applicable law, Participants have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, Participants are entitled to give us instructions for the number of shares which are deemed attributable to his or her Participant's Account.

MetLife Investors USA will vote all shares of the underlying Funds as directed by the Participant and others who have voting interests in the Funds. MetLife Investors USA will send, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote of the shares in proportion to the instructions. If MetLife Investors USA does not receive a Participant's voting instructions, it will vote his or her interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 30 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which a Participant is entitled to vote is calculated by dividing the portion of his or her Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by MetLife Investors USA. The assets of each Separate Account Series will be kept physically segregated by MetLife Investors USA and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of MetLife Investors USA's officers and employees.

SERVICING AGENT

Administrative services agreements have been entered into between MetLife Investors USA and each of MetLife Group, Inc. and Metropolitan Life Insurance Company under which the latter have agreed to perform certain of the personnel and administrative services relating to the Contracts and for the Separate Account. MetLife Investors USA has paid fees to MetLife Group and Metropolitan Life Insurance Company for these services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


REGULATION OF METLIFE INVESTORS USA

MetLife Investors USA is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of MetLife Investors USA for the preceding year and its financial condition on December 31 of such year. MetLife Investors USA's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. MetLife Investors USA was last examined as of December 31, 2000. While Delaware insurance law prescribes permissible investments for MetLife Investors USA, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of MetLife Investors USA. In addition, MetLife Investors USA is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for MetLife Investors USA.

ADDITIONAL FEDERAL TAX CONSIDERATIONS

If Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, the separate accounts investing in the Fund may fail the diversification requirements of
Section 817(h) of the Internal Revenue Code, which could have adverse tax consequences for variable policy and contract owners, including losing the benefit of tax deferral.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

ANNUAL REPORT

December 31, 2008

METLIFE INVESTORS USA SEPARATE ACCOUNT A OF

METLIFE INVESTORS USA INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and the Board of Directors of MetLife Investors USA Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST Legg Mason PartnersAggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
AIM V.I. Core Equity Sub-Account

AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account

MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kapmen LIT Growth and Income Sub-Account
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategy Sub-Account
Neuberger Genesis Sub-Account
Alger American SmallCap Growth Sub-Account

T. Rowe Price Growth Sub-Account
T. Rowe Price International Sub-Account
T. Rowe Price Prime Reserve Sub-Account

Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth - Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity & Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Sub-Account
Pioneer VCT Bond Sub-Account

Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account
Pioneer VCT Ibbotson Growth Allocation
Sub-Account
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
Pioneer VCT Small Cap Value Sub-Account
Pioneer VCT Strategic Income Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 447,267,051    $ 178,177,901    $ 27,227,873     $ 23,900,320
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           --               --              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         447,267,051      178,177,901      27,227,873       23,900,320
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                            454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 447,062,046    $ 177,943,976    $ 27,227,267     $ 23,899,560
  Net assets from contracts in payout           204,551          233,281              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                                MIST HARRIS                                          MIST LEGG MASON
 MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE     MIST OPPENHEIMER          PARTNERS
     MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH
 SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,202,272    $ 100,448,361 $ 189,181,912     $ 194,917,823        $ 159,164,428      $ 56,694,975
          --               --            --                --                   --                --
          --               --            --                --                   --                --
------------ ---------------- ------------- ----------------- -------------------- -----------------
  70,202,272      100,448,361   189,181,912       194,917,823          159,164,428        56,694,975
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================
$ 70,164,278    $ 100,408,403 $ 189,089,661     $ 194,804,426        $ 158,979,744      $ 56,686,006
      37,466           38,822        91,794           112,870              183,841             8,506
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                     MIST PIMCO
                                         MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
                                       TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
                                        SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ------------- ------------ -------------- ------------------
ASSETS:
  Investments at fair value           $ 542,564,122 $ 37,390,388  $ 254,892,045      $ 139,068,033
  Other receivables                              --           --             --                 --
  Due from MetLife Investors
     USA Insurance Company                       --           --              4                 --
                                      ------------- ------------ -------------- ------------------
       Total Assets                     542,564,122   37,390,388    254,892,049        139,068,033
                                      ------------- ------------ -------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      320          528            370                382
                                      ------------- ------------ -------------- ------------------
       Total Liabilities                        320          528            370                382
                                      ------------- ------------ -------------- ------------------
NET ASSETS                            $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 542,244,674 $ 37,388,441  $ 254,704,097      $ 139,041,538
  Net assets from contracts in payout       319,128        1,419        187,582             26,113
                                      ------------- ------------ -------------- ------------------
       Total Net Assets               $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH MIST CLARION GLOBAL    MIST TURNER MIST GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
    INTERNATIONAL         REAL ESTATE MID CAP GROWTH      MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,676,146        $ 63,965,715   $ 35,218,086       $ 68,936,289      $ 887,719,475   $ 1,371,421,095
               --                  --             --                 --                 --                --
               --                  --             --                 --                 --                --
----------------- ------------------- -------------- ------------------ ------------------ -----------------
      204,676,146          63,965,715     35,218,086         68,936,289        887,719,475     1,371,421,095
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================
    $ 204,596,010        $ 63,942,527   $ 35,207,230       $ 68,912,156      $ 887,538,401   $ 1,371,312,011
           79,501              22,579         10,183             23,306            180,938           108,944
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
                                      BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
                                            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                      ----------------- --------------- ------------------- ---------------
ASSETS:
  Investments at fair value             $ 3,383,790,115 $ 3,958,612,630       $ 302,274,874    $ 40,652,490
  Other receivables                                  --              --                  --              --
  Due from MetLife Investors
     USA Insurance Company                           --              --                  --              --
                                      ----------------- --------------- ------------------- ---------------
       Total Assets                       3,383,790,115   3,958,612,630         302,274,874      40,652,490
                                      ----------------- --------------- ------------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
       Total Liabilities                            185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
NET ASSETS                              $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,382,760,800 $ 3,958,519,751       $ 302,214,656    $ 40,632,137
  Net assets from contracts in payout         1,029,130          92,572              59,878          19,593
                                      ----------------- --------------- ------------------- ---------------
       Total Net Assets                 $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES         MIST MET/AIM                      MIST DREMAN
   VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS CAPITAL APPRECIATION MIST JANUS FORTY SMALL CAP VALUE
    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,899      $ 60,423,663       $ 45,350,814          $ 2,453,563     $ 11,491,170    $ 12,262,076
             --                --                 --                   --               --              --
             --                --                 --                   --                1              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
     44,429,899        60,423,663         45,350,814            2,453,563       11,491,171      12,262,076
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
             --                --                 --                   --               --              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                            MIST PIONEER MIST BLACKROCK MIST BLACKROCK
                                      MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD
                                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ---------------- -------------- --------------
ASSETS:
  Investments at fair value                $ 16,448,533    $ 129,051,872    $ 3,599,609   $ 13,710,423
  Other receivables                                  --               --             --             --
  Due from MetLife Investors
     USA Insurance Company                           --               --             --             --
                                      ----------------- ---------------- -------------- --------------
       Total Assets                          16,448,533      129,051,872      3,599,609     13,710,423
                                      ----------------- ---------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          664              330            521            740
                                      ----------------- ---------------- -------------- --------------
       Total Liabilities                            664              330            521            740
                                      ----------------- ---------------- -------------- --------------
NET ASSETS                                 $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,704,495
  Net assets from contracts in payout                --               --             --          5,188
                                      ----------------- ---------------- -------------- --------------
       Total Net Assets                    $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

                  MIST AMERICAN                             MIST AMERICAN MIST AMERICAN
    MIST RAINIER FUNDS BALANCED MIST AMERICAN MIST AMERICAN  FUNDS GROWTH         FUNDS
LARGE CAP EQUITY     ALLOCATION    FUNDS BOND  FUNDS GROWTH    ALLOCATION INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,855  $ 332,865,280  $ 28,171,741  $ 54,966,640 $ 475,227,109  $ 45,811,024
              --             --            --            --            --            --
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
      23,654,855    332,865,280    28,171,741    54,966,640   475,227,109    45,811,024
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MIST AMERICAN                    MIST MET/FRANKLIN
                                      FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING   MIST SSGA
                                          ALLOCATION     MUTUAL SHARES           STRATEGY  GROWTH ETF
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------
ASSETS:
  Investments at fair value            $ 223,820,787      $ 13,039,483      $ 193,348,387 $ 1,489,907
  Other receivables                               --                --                 --          --
  Due from MetLife Investors
     USA Insurance Company                        --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Assets                      223,820,787        13,039,483        193,348,387   1,489,907
                                      -------------- ----------------- ------------------ -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       334               638                268         376
                                      -------------- ----------------- ------------------ -----------
       Total Liabilities                         334               638                268         376
                                      -------------- ----------------- ------------------ -----------
NET ASSETS                             $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
  Net assets from contracts in payout             --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Net Assets                $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    AIM V.I. AIM V.I. CAPITAL             AIM V.I. AIM V.I. BASIC AIM V.I. GLOBAL
  AND INCOME ETF CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH       BALANCED     REAL ESTATE
     SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,485   $ 391,943        $ 160,676         $ 27,961,399      $ 289,023     $ 2,360,584
              --          --               --                   --             --              --
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
       2,651,485     391,943          160,676           27,961,399        289,023       2,360,584
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         OPPENHEIMER
                                      MFS RESEARCH MFS INVESTORS TRUST MFS NEW DISCOVERY MAIN STREET
                                       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------------- ----------------- -----------
ASSETS:
  Investments at fair value               $ 94,523            $ 48,440          $ 44,705   $ 108,437
  Other receivables                             --                  --                --          --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Assets                         94,523              48,440            44,705     108,437
                                      ------------ ------------------- ----------------- -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
       Total Liabilities                         8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
NET ASSETS                                $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 94,515            $ 48,391          $ 44,654   $ 108,399
  Net assets from contracts in payout           --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Net Assets                   $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER    OPPENHEIMER OPPENHEIMER MAIN                   FIDELITY VIP ASSET
  CORE BOND STRATEGIC BOND STREET SMALL CAP OPPENHEIMER MONEY            MANAGER FIDELITY VIP GROWTH
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,031       $ 13,256     $ 19,372,639         $ 149,602       $ 88,545,977       $ 111,413,524
         --             --               --                64                 --                  --
         --             30               --                --                 --                   4
----------- -------------- ---------------- ----------------- ------------------ -------------------
     96,031         13,286       19,372,639           149,666         88,545,977         111,413,528
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
         --             --               --                --                 --                  --
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                         CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value           $ 222,674,748  $ 5,413,451   $ 6,119,781 $ 64,164,495
  Other receivables                              --           --            --           --
  Due from MetLife Investors
     USA Insurance Company                       --           --             2           --
                                      ------------- ------------ ------------- ------------
       Total Assets                     222,674,748    5,413,451     6,119,783   64,164,495
                                      ------------- ------------ ------------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      640            2            --           56
                                      ------------- ------------ ------------- ------------
       Total Liabilities                        640            2            --           56
                                      ------------- ------------ ------------- ------------
NET ASSETS                            $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
  Net assets from contracts in payout            --           --            --           --
                                      ------------- ------------ ------------- ------------
       Total Net Assets               $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP FIDELITY VIP                   MSF FI MID CAP                         MSF FI
MONEY MARKET      MID CAP DWS INTERNATIONAL  OPPORTUNITIES MSF FI LARGE CAP VALUE LEADERS
 SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,899 $ 46,484,490      $ 18,108,690    $ 2,819,156      $ 2,882,542   $ 3,224,007
          --           --                --             --               --            --
          --           --                --             --               --             5
------------ ------------ ----------------- -------------- ---------------- -------------
  41,701,899   46,484,490        18,108,690      2,819,156        2,882,542     3,224,012
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
          --           --                --             --               --            --
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                            MSF BLACKROCK
                                      MSF RUSSELL 2000     MSF JULIUS BAER   MSF METLIFE LEGACY LARGE CAP
                                                 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
                                           SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ------------------- ------------- ----------------
ASSETS:
  Investments at fair value                $ 5,298,121         $ 3,539,468 $ 164,167,112      $ 1,031,816
  Other receivables                                 --                  --            --               --
  Due from MetLife Investors
     USA Insurance Company                          --                  --            --               --
                                      ---------------- ------------------- ------------- ----------------
       Total Assets                          5,298,121           3,539,468   164,167,112        1,031,816
                                      ---------------- ------------------- ------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
       Total Liabilities                            65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
NET ASSETS                                 $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 5,298,056         $ 3,539,311 $ 164,062,036      $ 1,031,800
  Net assets from contracts in payout               --                  --       104,611               --
                                      ---------------- ------------------- ------------- ----------------
       Total Net Assets                    $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

                                                      MSF LEHMAN
  MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK BROTHERS AGGREGATE               MSF MORGAN STANLEY
STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE         BOND INDEX MSF MFS VALUE         EAFE INDEX
    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,762  $ 32,696,377     $ 2,464,909        $ 7,896,025  $ 22,208,047       $ 11,178,573
             --            --              --                 --            --                 --
             --            10              --                 --            --                  1
--------------- ------------- --------------- ------------------ ------------- ------------------
      7,377,762    32,696,387       2,464,909          7,896,025    22,208,047         11,178,574
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================
    $ 7,377,709  $ 32,688,953     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
             --         6,842              --                 --            --                 --
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         MSF HARRIS
                                      MSF MFS TOTAL         MSF METLIFE     MSF DAVIS       OAKMARK
                                             RETURN MID CAP STOCK INDEX VENTURE VALUE FOCUSED VALUE
                                        SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------------- ------------- -------------
ASSETS:
  Investments at fair value            $ 34,110,653        $ 10,679,454 $ 339,963,250 $ 146,717,345
  Other receivables                              --                  --            --            --
  Due from MetLife Investors
     USA Insurance Company                       73                  --            --            58
                                      ------------- ------------------- ------------- -------------
       Total Assets                      34,110,726          10,679,454   339,963,250   146,717,403
                                      ------------- ------------------- ------------- -------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      462                  29           605           459
                                      ------------- ------------------- ------------- -------------
       Total Liabilities                        462                  29           605           459
                                      ------------- ------------------- ------------- -------------
NET ASSETS                             $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 34,110,264        $ 10,679,425 $ 339,722,146 $ 146,615,806
  Net assets from contracts in payout            --                  --       240,499       101,138
                                      ------------- ------------------- ------------- -------------
       Total Net Assets                $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============

The accompanying notes are an integral part of these financial statements.

                                              MSF WESTERN ASSET
 MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT MSF OPPENHEIMER           MSF METLIFE
       GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT   GLOBAL EQUITY AGGRESSIVE ALLOCATION
  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,775 $ 595,304,823       $ 3,244,079      $ 85,352,840     $ 7,900,482           $ 1,183,568
           --            --                --                --              --                    --
           --            35                --                --              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
  112,407,775   595,304,858         3,244,079        85,352,840       7,900,482             1,183,568
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================
$ 112,342,248 $ 595,166,621       $ 3,243,702      $ 85,341,036     $ 7,900,093           $ 1,183,183
       64,950       137,924                --            10,926              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
                                      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
                                        ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                      ------------ ------------------- ------------------- ---------------------
ASSETS:
  Investments at fair value            $ 5,653,719         $ 5,902,633        $ 35,786,941          $ 44,674,873
  Other receivables                             --                  --                  --                    --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Assets                      5,653,719           5,902,633          35,786,941            44,674,873
                                      ------------ ------------------- ------------------- ---------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                     259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
       Total Liabilities                       259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
NET ASSETS                             $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
  Net assets from contracts in payout           --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Net Assets                $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                    MSF NEUBERGER MSF MET/DIMENSIONAL
MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL VAN KAMPEN LIT VAN KAMPEN LIT
 LARGE CAP GROWTH         SMALL CAP MID CAP VALUE             COMPANY CAPITAL GROWTH     ENTERPRISE
      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,197          $ 20,228      $ 18,604           $ 128,248       $ 88,937       $ 49,653
               --                --            --                  --             --             --
               --                --            --                  --              3             --
----------------- ----------------- ------------- ------------------- -------------- --------------
          565,197            20,228        18,604             128,248         88,940         49,653
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
               --                --            --                  --             --             --
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                         VAN KAMPEN LIT VAN KAMPEN LIT FEDERATED EQUITY FEDERATED HIGH
                                      GROWTH AND INCOME       COMSTOCK           INCOME    INCOME BOND
                                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- -------------- ---------------- --------------
ASSETS:
  Investments at fair value                $ 57,517,791   $ 60,484,215         $ 18,774       $ 51,741
  Other receivables                                  --             --               --             --
  Due from MetLife Investors
     USA Insurance Company                           --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Assets                          57,517,791     60,484,215           18,774         51,741
                                      ----------------- -------------- ---------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          248            345                6             46
                                      ----------------- -------------- ---------------- --------------
       Total Liabilities                            248            345                6             46
                                      ----------------- -------------- ---------------- --------------
NET ASSETS                                 $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
  Net assets from contracts in payout                --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Net Assets                    $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP NEUBERGER BERMAN  ALGER AMERICAN T. ROWE PRICE       T. ROWE PRICE T. ROWE PRICE PRIME
GROWTH STRATEGIES          GENESIS SMALLCAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK             RESERVE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------- ---------------- --------------- ------------- ------------------- -------------------
         $ 72,701          $ 8,179    $ 37,826,341   $ 5,327,165           $ 611,025         $ 2,218,541
               --               --              --            --                  --                  --
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
           72,701            8,179      37,826,341     5,327,165             611,025           2,218,541
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                       AMERICAN FUNDS
                                           JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                      WORLDWIDE GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                    $ 5,033   $ 27,429,138  $ 231,101,616  $ 136,812,170
  Other receivables                                 --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                           3             --             --             --
                                      ---------------- -------------- -------------- --------------
       Total Assets                              5,036     27,429,138    231,101,616    136,812,170
                                      ---------------- -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          18            434            542            666
                                      ---------------- -------------- -------------- --------------
       Total Liabilities                            18            434            542            666
                                      ---------------- -------------- -------------- --------------
NET ASSETS                                     $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,018   $ 27,428,704  $ 231,095,431  $ 136,805,617
  Net assets from contracts in payout               --             --          5,643          5,887
                                      ---------------- -------------- -------------- --------------
       Total Net Assets                        $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON   FTVIPT FRANKLIN
 GLOBAL GROWTH           BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES INCOME SECURITIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,451,395   $ 27,017,466      $ 58,571,417       $ 48,552,138      $ 27,930,060      $ 82,449,798
            --             --                --                 --                --                --
            --             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
   101,451,395     27,017,466        58,571,417         48,552,138        27,930,060        82,449,798
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================
 $ 101,443,980   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
         6,829             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      FTVIPT TEMPLETON FTVIPT FRANKLIN
                                         GLOBAL INCOME SMALL CAP VALUE UIF EQUITY AND
                                            SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
                                      ---------------- --------------- -------------- --------------------
ASSETS:
  Investments at fair value               $ 19,576,108     $ 4,965,978  $ 158,238,563         $ 38,153,992
  Other receivables                                 --              --             --                   --
  Due from MetLife Investors
     USA Insurance Company                          36              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Assets                         19,576,144       4,965,978    158,238,563           38,153,992
                                      ---------------- --------------- -------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                         267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
       Total Liabilities                           267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
NET ASSETS                                $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
  Net assets from contracts in payout               --              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Net Assets                   $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================

The accompanying notes are an integral part of these financial statements.

     UIF U.S. PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT PIONEER VCT
MID CAP VALUE        BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME        FUND
  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,777    $ 82,108    $ 156,729         $ 43,879      $ 32,490    $ 39,728
           --          --           --               --            --          --
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
    7,194,777      82,108      156,729           43,879        32,490      39,728
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            PIONEER VCT PIONEER VCT  PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON
                                      GLOBAL HIGH YIELD  HIGH YIELD AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
                                            SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                      ----------------- ----------- --------------------- --------------------
ASSETS:
  Investments at fair value                     $ 3,333    $ 10,172               $ 5,080          $ 3,587,721
  Other receivables                                  --          --                    --                   --
  Due from MetLife Investors
     USA Insurance Company                           --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Assets                               3,333      10,172                 5,080            3,587,721
                                      ----------------- ----------- --------------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                            6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
       Total Liabilities                              6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
NET ASSETS                                      $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
  Net assets from contracts in payout                --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Net Assets                         $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================

The accompanying notes are an integral part of these financial statements.

                                                       PIONEER VCT OAK
PIONEER VCT IBBOTSON         PIONEER VCT   PIONEER VCT RIDGE LARGE CAP PIONEER VCT REAL     PIONEER VCT
 MODERATE ALLOCATION INTERNATIONAL VALUE MID CAP VALUE          GROWTH    ESTATE SHARES SMALL CAP VALUE
         SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,368             $ 3,383  $ 23,892,100        $ 14,470         $ 33,174        $ 10,376
                  --                  --            --              --               --              --
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
           1,127,368               3,383    23,892,100          14,470           33,174          10,376
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           PIONEER VCT           LMPVET      LMPVET       LMPVET
                                      STRATEGIC INCOME SMALL CAP GROWTH   INVESTORS EQUITY INDEX
                                           SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ---------------- ---------------- ----------- ------------
ASSETS:
  Investments at fair value                   $ 55,678     $ 10,578,463 $ 2,012,600 $ 37,329,648
  Other receivables                                 --               --          --           --
  Due from MetLife Investors
     USA Insurance Company                          --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Assets                             55,678       10,578,463   2,012,600   37,329,648
                                      ---------------- ---------------- ----------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          68              784         537          302
                                      ---------------- ---------------- ----------- ------------
       Total Liabilities                            68              784         537          302
                                      ---------------- ---------------- ----------- ------------
NET ASSETS                                    $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
  Net assets from contracts in payout               --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Net Assets                       $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============

The accompanying notes are an integral part of these financial statements.

           LMPVET       LMPVET            LMPVET           LMPVET LMPVET SOCIAL LMPVET CAPITAL
FUNDAMENTAL VALUE APPRECIATION AGGRESSIVE GROWTH LARGE CAP GROWTH     AWARENESS     AND INCOME
      SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,964 $ 70,123,262      $ 86,705,139      $ 5,504,121     $ 568,035   $ 43,322,379
               --           --                --               --            --             --
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
       59,326,964   70,123,262        86,705,139        5,504,121       568,035     43,322,379
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                           LMPVET        LMPVET LMPVET DIVIDEND LMPVET LIFESTYLE
                                          CAPITAL GLOBAL EQUITY        STRATEGY   ALLOCATION 50%
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------- ------------- --------------- ----------------
ASSETS:
  Investments at fair value           $ 4,320,716   $ 3,246,606     $ 5,523,074      $ 6,471,484
  Other receivables                            --            --              --               --
  Due from MetLife Investors
     USA Insurance Company                     --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Assets                     4,320,716     3,246,606       5,523,074        6,471,484
                                      ----------- ------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                    503           383             323              133
                                      ----------- ------------- --------------- ----------------
       Total Liabilities                      503           383             323              133
                                      ----------- ------------- --------------- ----------------
NET ASSETS                            $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
  Net assets from contracts in payout          --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Net Assets               $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================

The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVIT ADJUSTABLE   LMPVIT GLOBAL  LMPVIT MONEY
  ALLOCATION 70%   ALLOCATION 85%       RATE INCOME HIGH YIELD BOND        MARKET
     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,171     $ 25,876,285       $ 1,788,551    $ 29,373,741 $ 115,203,998
              --               --                --              --            --
              --               --                --              --            --
---------------- ---------------- ----------------- --------------- -------------
       2,719,171       25,876,285         1,788,551      29,373,741   115,203,998
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,201,634
              --               --                --              --         1,962
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 10,570,094        $ 10,695,130          $ 351,618            $ 78,107
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    8,642,429           3,461,951            400,496             283,816
      Administrative charges                       1,007,672             599,521             71,942              46,308
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                             9,650,101           4,061,472            472,438             330,124
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)              919,993           6,633,658           (120,820)           (252,017)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 67,589,055           3,871,990          2,436,667           2,068,965
      Realized gains (losses) on sale of
        investments                              (14,027,589)         (8,281,442)          (305,993)           (696,987)
                                           -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            53,561,466          (4,409,452)         2,130,674           1,371,978
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (337,506,715)        (54,017,190)       (20,664,604)        (11,033,703)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (283,945,249)        (58,426,642)       (18,533,930)         (9,661,725)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (283,025,256)      $ (51,792,984)     $ (18,654,750)       $ (9,913,742)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                        MIST HARRIS                                                   MIST LEGG MASON
  MIST LAZARD        MIST MET/AIM           OAKMARK    MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
      MID CAP    SMALL CAP GROWTH     INTERNATIONAL      SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    $ 959,339                $ --       $ 4,788,824          $ 2,056,641             $ 9,182,818                 $ --
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,402,343           1,981,037         3,970,100            3,749,463               3,555,458            1,153,355
      247,145             355,581           708,750              650,723                 617,638              205,150
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,649,488           2,336,618         4,678,850            4,400,186               4,173,096            1,358,505
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
     (690,149)         (2,336,618)          109,974           (2,343,545)              5,009,722           (1,358,505)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    7,760,436          13,428,104        49,862,624           18,595,000              73,204,336              669,534
   (4,574,658)         (1,228,854)      (12,196,864)             800,478              (7,463,250)          (1,747,942)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    3,185,778          12,199,250        37,665,760           19,395,478              65,741,086           (1,078,408)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (47,991,389)        (77,286,162)     (184,812,243)        (104,970,939)           (216,168,936)         (36,608,829)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (44,805,611)        (65,086,912)     (147,146,483)         (85,575,461)           (150,427,850)         (37,687,237)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
$ (45,495,760)      $ (67,423,530)   $ (147,036,509)       $ (87,919,006)         $ (145,418,128)       $ (39,045,742)
================ =================== ================= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                  MIST PIMCO
                                               MIST PIMCO         MIST RCM         INFLATION    MIST T. ROWE PRICE
                                             TOTAL RETURN       TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------- ---------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                              $ 18,736,505      $ 7,864,582      $ 10,543,558                  $ --
                                            ---------------- ---------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 7,100,760          796,892         4,085,698             2,634,479
      Administrative charges                    1,122,702          139,238           720,327               475,358
                                             --------------- ---------------- ----------------- ---------------------
        Total expenses                          8,223,462          936,130         4,806,025             3,109,837
                                             --------------- ---------------- ----------------- ---------------------
           Net investment income (loss)        10,513,043        6,928,452         5,737,533            (3,109,837)
                                             --------------- ---------------- ----------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              12,004,734       16,659,671           582,703            22,909,149
      Realized gains (losses) on sale of
        investments                               307,026       (4,240,859)       (3,168,741)            2,340,217
                                             --------------- ---------------- ----------------- ---------------------
           Net realized gains (losses)         12,311,760       12,418,812        (2,586,038)           25,249,366
                                             --------------- ---------------- ----------------- ---------------------
     Change in unrealized gains (losses)
        on investments                        (28,451,249)     (52,183,275)      (32,695,477)         (115,238,774)
                                             --------------- ---------------- ----------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments               (16,139,489)     (39,764,463)      (35,281,515)          (89,989,408)
                                             --------------- ---------------- ----------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations            $ (5,626,446)   $ (32,836,011)    $ (29,543,982)        $ (93,099,245)
                                            ================ ================ ================= =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 5,446,200           $ 1,441,824              $ --             $ 868,855          $ 11,973,335         $ 28,083,832
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,005,267             1,228,875           751,416             1,534,926            12,070,043           22,607,474
          690,982               214,467           133,881               271,904             2,137,377            4,015,428
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,696,249             1,443,342           885,297             1,806,830            14,207,420           26,622,902
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
          749,951                (1,518)         (885,297)             (937,975)           (2,234,085)           1,460,930
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       31,241,250             8,517,599         4,913,034             9,402,467            16,840,987           42,546,070
       (3,124,468)           (4,921,608)         (271,421)           (4,588,293)           (7,811,463)         (11,284,480)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       28,116,782             3,595,991         4,641,613             4,814,174             9,029,524           31,261,590
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (181,895,929)          (47,457,118)      (37,334,322)          (48,477,533)         (217,070,681)        (538,226,402)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (153,779,147)          (43,861,127)      (32,692,709)          (43,663,359)         (208,041,157)        (506,964,812)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ (153,029,196)        $ (43,862,645)    $ (33,578,006)        $ (44,601,334)       $ (210,275,242)      $ (505,503,882)
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY     GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------- ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 210,816,196       $ 189,644,395           $ 16,542,186          $ 902,628
                                           -------------------- ------------------- ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   61,656,198          75,388,397              6,415,210            738,378
      Administrative charges                      11,046,985          13,496,858              1,137,233            128,718
                                           -------------------- ------------------- ---------------------- ------------------
        Total expenses                            72,703,183          88,885,255              7,552,443            867,096
                                           -------------------- ------------------- ---------------------- ------------------
           Net investment income (loss)          138,113,013         100,759,140              8,989,743             35,532
                                           -------------------- ------------------- ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                289,726,880         380,636,086             57,856,669          1,991,125
      Realized gains (losses) on sale of
        investments                              (39,025,067)        (52,840,808)           (11,387,113)        (2,710,466)
                                           -------------------- ------------------- ---------------------- ------------------
           Net realized gains (losses)           250,701,813         327,795,278             46,469,556           (719,341)
                                           -------------------- ------------------- ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (2,084,196,961)     (2,936,404,011)          (283,905,358)       (22,431,043)
                                           -------------------- ------------------- ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (1,833,495,148)     (2,608,608,733)          (237,435,802)       (23,150,384)
                                           -------------------- ------------------- ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (1,695,382,135)   $ (2,507,849,593)        $ (228,446,059)     $ (23,114,852)
                                           ==================== =================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES            MIST MET/AIM                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    CAPITAL APPRECIATION    MIST JANUS FORTY    SMALL CAP VALUE
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        $ 8,829            $ 768,669           $ 2,727,201                $ 51,886           $ 586,174           $ 92,545
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        698,830              797,479               833,714                  36,266             188,810            198,837
        133,220              145,828               147,843                   6,953              30,283             31,699
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        832,050              943,307               981,557                  43,219             219,093            230,536
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (823,221)            (174,638)            1,745,644                   8,667             367,081           (137,991)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
      2,161,071            5,589,604             3,579,705                      --             253,696            347,638
     (2,988,851)          (2,105,288)           (3,239,170)                (79,118)           (493,331)           (50,628)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (827,780)           3,484,316               340,535                 (79,118)           (239,635)           297,010
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (40,220,689)         (47,764,673)          (31,624,027)             (1,479,081)         (7,533,817)        (4,164,065)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (41,048,469)         (44,280,357)          (31,283,492)             (1,558,199)         (7,773,452)        (3,867,055)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
  $ (41,871,690)       $ (44,454,995)        $ (29,537,848)           $ (1,549,532)       $ (7,406,371)      $ (4,005,046)
================== ==================== ===================== ======================= =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                    MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK
                                           MIST PIONEER FUND    STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                     $ 93,189         $ 7,684,639          $ 24,429         $ 590,220
                                           -------------------- ------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      142,846           1,541,108            66,196           177,751
      Administrative charges                          27,217             309,317            10,537            29,322
                                           -------------------- ------------------- ----------------- -----------------
        Total expenses                               170,063           1,850,425            76,733           207,073
                                           -------------------- ------------------- ----------------- -----------------
           Net investment income (loss)              (76,874)          5,834,214           (52,304)          383,147
                                           -------------------- ------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                  --           195,603                --
      Realized gains (losses) on sale of
        investments                               (1,105,314)         (2,001,682)         (140,974)       (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
           Net realized gains (losses)            (1,105,314)         (2,001,682)           54,629        (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                            (3,729,034)        (21,409,793)       (1,971,499)       (3,738,362)
                                           -------------------- ------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                   (4,834,348)        (23,411,475)       (1,916,870)       (5,503,117)
                                           -------------------- ------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,911,222)      $ (17,577,261)     $ (1,969,174)     $ (5,119,970)
                                           ==================== =================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MIST AMERICAN                                                                   MIST AMERICAN
    MIST RAINIER     FUNDS BALANCED      MIST AMERICAN      MIST AMERICAN    MIST AMERICAN FUNDS              FUNDS
LARGE CAP EQUITY         ALLOCATION         FUNDS BOND       FUNDS GROWTH      GROWTH ALLOCATION      INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)        SUB-ACCOUNT (a)    SUB-ACCOUNT (a)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
            $ --       $ 12,056,144        $ 1,430,938        $ 2,183,567           $ 20,545,284        $ 3,014,445
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         318,145          1,645,377            140,283            265,218              2,695,365            244,785
          57,557            298,906             25,524             48,505                491,783             44,628
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         375,702          1,944,283            165,807            313,723              3,187,148            289,413
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (375,702)        10,111,861          1,265,131          1,869,844             17,358,136          2,725,032
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         242,401             18,803                 --                 --                  8,685                969
        (725,094)        (1,187,498)           (42,761)           (31,924)               (24,152)          (294,185)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (482,693)        (1,168,695)           (42,761)           (31,924)               (15,467)          (293,216)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,232,869)       (79,902,745)        (3,081,576)       (19,679,152)          (170,403,804)       (16,971,992)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,715,562)       (81,071,440)        (3,124,337)       (19,711,076)          (170,419,271)       (17,265,208)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
   $ (13,091,264)     $ (70,959,579)      $ (1,859,206)     $ (17,841,232)        $ (153,061,135)     $ (14,540,176)
=================== ================== ================== ================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MIST AMERICAN                          MIST MET/FRANKLIN
                                            FUNDS MODERATE    MIST MET/FRANKLIN    TEMPLETON FOUNDING          MIST SSGA
                                                ALLOCATION        MUTUAL SHARES              STRATEGY         GROWTH ETF
                                           SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)    SUB-ACCOUNT (b)
                                         ------------------- -------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                               $ 7,956,812            $ 358,327           $ 3,544,132               $ --
                                         ------------------- -------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                 1,020,888               60,481             1,016,581                887
      Administrative charges                      188,088               11,072               187,356                166
                                          ------------------ -------------------- --------------------- ------------------
        Total expenses                          1,208,976               71,553             1,203,937              1,053
                                          ------------------ -------------------- --------------------- ------------------
           Net investment income (loss)         6,747,836              286,774             2,340,195             (1,053)
                                          ------------------ -------------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   7,114                   --                    --                 --
      Realized gains (losses) on sale of
        investments                            (1,356,772)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
           Net realized gains (losses)         (1,349,658)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (39,805,795)          (3,194,226)          (44,949,267)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (41,155,453)          (3,298,466)          (44,995,892)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net increase (decrease) in net
         assets resulting from
         operations                         $ (34,407,617)        $ (3,011,692)        $ (42,655,697)          $ 67,368
                                         =================== ==================== ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC              AIM V.I.
  AND INCOME ETF    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED    GLOBAL REAL ESTATE
 SUB-ACCOUNT (b)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
            $ --       $ 11,196                $ --               $ 172,612          $ 18,818             $ 197,136
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,621          8,682               4,139                 231,239             6,877                22,324
             455             --                  --                  52,571                --                 5,163
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           3,076          8,682               4,139                 283,810             6,877                27,487
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
          (3,076)         2,514              (4,139)               (111,198)           11,941               169,649
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
              --             --                  --                 501,006                --               307,358
           2,403         16,517             (14,342)             (1,303,819)          (26,155)              (50,769)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,403         16,517             (14,342)               (802,813)          (26,155)              256,589
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         158,177       (222,155)           (138,973)            (11,002,806)         (207,594)           (1,703,426)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         160,580       (205,638)           (153,315)            (11,805,619)         (233,749)           (1,446,837)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
       $ 157,504     $ (203,124)         $ (157,454)          $ (11,916,817)       $ (221,808)         $ (1,277,188)
=================== ============== =================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                      OPPENHEIMER
                                           MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY    MAIN STREET
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
                                          --------------- ---------------------- -------------------- --------------
INVESTMENT INCOME:
      Dividends                                  $ 856                  $ 873                 $ --        $ 2,696
                                         ---------------- ---------------------- -------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,042                  1,258                  964          2,453
      Administrative charges                        --                     --                   --             --
                                          --------------- ---------------------- -------------------- --------------
        Total expenses                           2,042                  1,258                  964          2,453
                                          --------------- ---------------------- -------------------- --------------
           Net investment income (loss)         (1,186)                  (385)                (964)           243
                                          --------------- ---------------------- -------------------- --------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --                  7,206               14,047         11,713
      Realized gains (losses) on sale of
        investments                              6,421                  5,803               (3,636)           886
                                          --------------- ---------------------- -------------------- --------------
           Net realized gains (losses)           6,421                 13,009               10,411         12,599
                                          --------------- ---------------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                         (64,104)               (43,568)             (42,333)       (94,975)
                                          --------------- ---------------------- -------------------- --------------
     Net realized and unrealized gains
        (losses) on investments                (57,683)               (30,559)             (31,922)       (82,376)
                                          --------------- ---------------------- -------------------- --------------
     Net increase (decrease) in net
        assets resulting from operations     $ (58,869)             $ (30,944)           $ (32,886)     $ (82,133)
                                          =============== ====================== ==================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

OPPENHEIMER       OPPENHEIMER    OPPENHEIMER MAIN    OPPENHEIMER  FIDELITY VIP      FIDELITY VIP
  CORE BOND    STRATEGIC BOND    STREET SMALL CAP          MONEY ASSET MANAGER            GROWTH
SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    $ 8,395           $ 1,250            $ 27,640        $ 4,242   $ 3,073,691       $ 1,427,995
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             162,196          2,148     1,653,508         2,434,202
         --                --              37,697             --            --                --
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             199,893          2,148     1,653,508         2,434,202
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      5,797               928            (172,253)         2,094     1,420,183        (1,006,207)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
         --               289             569,406             --    12,845,835                --
    (16,558)            3,759            (906,887)            --    (2,816,740)       (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (16,558)            4,048            (337,481)            --    10,029,095        (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (69,378)           (7,449)         (7,281,710)            --   (50,937,043)     (105,165,298)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (85,936)           (3,401)         (7,619,191)            --   (40,907,948)     (106,660,658)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
  $ (80,139)         $ (2,473)       $ (7,791,444)       $ 2,094 $ (39,487,765)   $ (107,666,865)
============== ================= =================== =========== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FIDELITY VIP    FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                               CONTRAFUND        OVERSEAS    EQUITY-INCOME        INDEX 500
                                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                           ----------------- --------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                               $ 3,152,933       $ 212,046        $ 227,171      $ 1,929,785
                                           ----------------- --------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                 4,098,392         108,515          141,105        1,280,711
      Administrative charges                       80,107              --               --               --
                                           ----------------- --------------- ---------------- ----------------
        Total expenses                          4,178,499         108,515          141,105        1,280,711
                                           ----------------- --------------- ---------------- ----------------
           Net investment income (loss)        (1,025,566)        103,531           86,066          649,074
                                           ----------------- --------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               8,766,656       1,078,686           11,202        1,083,940
      Realized gains (losses) on sale of
        investments                            (4,126,861)        (84,229)        (599,600)         956,879
                                           ----------------- --------------- ---------------- ----------------
           Net realized gains (losses)          4,639,795         994,457         (588,398)       2,040,819
                                           ----------------- --------------- ---------------- ----------------
     Change in unrealized gains (losses)
        on investments                       (169,629,453)     (5,763,565)      (4,751,685)     (45,013,396)
                                           ----------------- --------------- ---------------- ----------------
     Net realized and unrealized gains
        (losses) on investments              (164,989,658)     (4,769,108)      (5,340,083)     (42,972,577)
                                           ----------------- --------------- ---------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (166,015,224)   $ (4,665,577)    $ (5,254,017)   $ (42,323,503)
                                           ================= =============== ================ ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP  FIDELITY VIP              DWS    MSF FI MID CAP          MSF FI           MSF FI
MONEY MARKET       MID CAP    INTERNATIONAL     OPPORTUNITIES       LARGE CAP    VALUE LEADERS
 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
------------ ---------------- ---------------- ----------------- --------------- ----------------
 $ 1,197,054     $ 118,913        $ 419,964          $ 21,125            $ --         $ 75,092
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       570,616          404,756            68,451          62,442           63,037
          --       113,801               --                --           9,849           10,378
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       684,417          404,756            68,451          72,291           73,415
------------ ---------------- ---------------- ----------------- --------------- ----------------
     653,611      (565,504)          15,208           (47,326)        (72,291)           1,677
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     6,038,242        5,461,569                --              --          436,547
          --    (2,032,243)        (300,549)          (88,745)       (290,186)        (223,761)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     4,005,999        5,161,020           (88,745)       (290,186)         212,786
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (27,042,018)     (23,324,279)       (3,499,091)     (1,977,983)      (2,258,092)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (23,036,019)     (18,163,259)       (3,587,836)     (2,268,169)      (2,045,306)
------------ ---------------- ---------------- ----------------- --------------- ----------------
   $ 653,611 $ (23,601,523)   $ (18,148,051)     $ (3,635,162)   $ (2,340,460)    $ (2,043,629)
============ ================ ================ ================= =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                        MSF BLACKROCK
                                             MSF RUSSELL        MSF JULIUS BAER       MSF METLIFE    LEGACY LARGE CAP
                                              2000 INDEX    INTERNATIONAL STOCK       STOCK INDEX              GROWTH
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------------- ----------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 97,711              $ 153,673       $ 4,250,686             $ 4,860
                                            --------------- ---------------------- ----------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   96,580                 71,831         3,209,455              14,896
      Administrative charges                          --                 11,786           422,995                  --
                                             -------------- ---------------------- ----------------- -------------------
        Total expenses                            96,580                 83,617         3,632,450              14,896
                                             -------------- ---------------------- ----------------- -------------------
           Net investment income (loss)            1,131                 70,056           618,236             (10,036)
                                             -------------- ---------------------- ----------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                383,327                648,873        10,241,113                  --
      Realized gains (losses) on sale of
        investments                             (766,832)              (251,473)       (1,043,695)             (6,667)
                                             -------------- ---------------------- ----------------- -------------------
           Net realized gains (losses)          (383,505)               397,400         9,197,418              (6,667)
                                             -------------- ---------------------- ----------------- -------------------
     Change in unrealized gains (losses)
        on investments                        (2,531,381)            (3,432,086)     (115,000,965)           (479,683)
                                             -------------- ---------------------- ----------------- -------------------
     Net realized and unrealized gains
        (losses) on investments               (2,914,886)            (3,034,686)     (105,803,547)           (486,350)
                                             -------------- ---------------------- ----------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (2,913,755)          $ (2,964,630)   $ (105,185,311)         $ (496,386)
                                            =============== ====================== ================= ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                               MSF LEHMAN
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    BROTHERS AGGREGATE                     MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE            BOND INDEX    MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
       $ 55,184      $ 1,718,701           $ 27,324             $ 378,323        $ 457,351             $ 462,012
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          524,207             42,238               108,296          368,883               208,790
             --           69,813                 --                    --           49,802                    --
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          594,020             42,238               108,296          418,685               208,790
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        (82,675)       1,124,681            (14,914)              270,027           38,666               253,222
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
      1,001,301               --             52,991                    --        2,525,228               638,336
       (640,702)        (342,658)          (170,841)              (33,327)      (1,801,773)             (173,393)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        360,599         (342,658)          (117,850)              (33,327)         723,455               464,943
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (5,059,965)      (2,808,583)        (1,221,978)               71,367      (11,171,380)           (8,998,610)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (4,699,366)      (3,151,241)        (1,339,828)               38,040      (10,447,925)           (8,533,667)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
   $ (4,782,041)    $ (2,026,560)      $ (1,354,742)            $ 308,067    $ (10,409,259)         $ (8,280,445)
================== ================ ================== ===================== ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MSF HARRIS
                                                  MSF MFS            MSF METLIFE         MSF DAVIS           OAKMARK
                                             TOTAL RETURN    MID CAP STOCK INDEX     VENTURE VALUE     FOCUSED VALUE
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                             --------------- ---------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                               $ 1,552,965              $ 190,720       $ 5,729,164         $ 152,489
                                            ---------------- ---------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                   612,452                181,562         6,583,513         3,236,439
      Administrative charges                       80,535                     --         1,161,945           539,234
                                             --------------- ---------------------- ----------------- -----------------
        Total expenses                            692,987                181,562         7,745,458         3,775,673
                                             --------------- ---------------------- ----------------- -----------------
           Net investment income (loss)           859,978                  9,158        (2,016,294)       (3,623,184)
                                             --------------- ---------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               3,504,659              1,256,924         2,728,972        28,206,598
      Realized gains (losses) on sale of
        investments                            (2,021,246)              (339,467)        9,104,672       (14,285,692)
                                             --------------- ---------------------- ----------------- -----------------
           Net realized gains (losses)          1,483,413                917,457        11,833,644        13,920,906
                                             --------------- ---------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                        (13,827,196)            (6,892,549)     (240,704,599)     (145,506,995)
                                             --------------- ---------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments               (12,343,783)            (5,975,092)     (228,870,955)     (131,586,089)
                                             --------------- ---------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations           $ (11,483,805)          $ (5,965,934)   $ (230,887,249)   $ (135,209,273)
                                            ================ ====================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    MSF WESTERN ASSET
 MSF JENNISON    MSF BLACKROCK MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
       GROWTH     MONEY MARKET  SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  $ 3,283,695      $ 9,172,077              $ --          $ 2,357,556          $ 168,999                 $ 10,281
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,139,920        5,400,810            28,508              910,685            118,759                   30,970
      382,172          942,166             2,231              167,553             23,726                    5,085
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,522,092        6,342,976            30,739            1,078,238            142,485                   36,055
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
      761,603        2,829,101           (30,739)           1,279,318             26,514                  (25,774)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   12,827,545               --           217,636                   --            340,550                   60,328
      229,671               --           (81,376)            (532,690)          (250,444)                (257,274)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   13,057,216               --           136,260             (532,690)            90,106                 (196,946)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (82,069,768)              --        (1,371,897)          (2,345,788)        (5,106,339)                (850,302)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (69,012,552)              --        (1,235,637)          (2,878,478)        (5,016,233)              (1,047,248)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
$ (68,250,949)     $ 2,829,101      $ (1,266,376)        $ (1,599,160)      $ (4,989,719)            $ (1,073,022)
================ ============= ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                               ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                             --------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 38,717               $ 59,475              $ 317,363                $ 352,641
                                            ---------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    67,880                 87,574                611,109                  852,830
      Administrative charges                       11,545                 14,290                103,501                  144,079
                                             --------------- ---------------------- ---------------------- ------------------------
        Total expenses                             79,425                101,864                714,610                  996,909
                                             --------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)           (40,708)               (42,389)              (397,247)                (644,268)
                                             --------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  35,524                 63,613                522,716                  969,763
      Realized gains (losses) on sale of
        investments                              (106,999)              (150,611)              (503,237)              (1,315,848)
                                             --------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)            (71,475)               (86,998)                19,479                 (346,085)
                                             --------------- ---------------------- ---------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                           (717,596)            (1,454,221)           (14,209,553)             (23,919,604)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments                  (789,071)            (1,541,219)           (14,190,074)             (24,265,689)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (829,779)          $ (1,583,608)         $ (14,587,321)           $ (24,909,957)
                                            ================ ====================== ====================== ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                            MSF NEUBERGER    MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF LOOMIS SAYLES             BERMAN    INTERNATIONAL SMALL    VAN KAMPEN LIT    VAN KAMPEN LIT
 LARGE CAP GROWTH            SMALL CAP      MID CAP VALUE                COMPANY    CAPITAL GROWTH        ENTERPRISE
  SUB-ACCOUNT (a)      SUB-ACCOUNT (c)    SUB-ACCOUNT (c)        SUB-ACCOUNT (b)       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
             $ --                 $ --               $ --                   $ --          $ 15,504           $ 1,053
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            8,091                   53                 24                     91            40,456             1,194
            1,498                    9                  4                     14             6,711                --
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            9,589                   62                 28                    105            47,167             1,194
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
           (9,589)                 (62)               (28)                  (105)          (31,663)             (141)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
               --                   --                 --                     --                --                --
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (340,288)              (3,170)             2,058                  7,962        (1,228,958)          (43,899)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (408,005)              (3,170)             2,058                  8,376          (470,985)          (42,682)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
       $ (417,594)            $ (3,232)           $ 2,030                $ 8,271        $ (502,648)        $ (42,823)
==================== ==================== ================== ====================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              VAN KAMPEN LIT    VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH
                                           GROWTH AND INCOME          COMSTOCK    EQUITY INCOME       INCOME BOND
                                                 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ----------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 852,984       $ 1,527,887            $ 899          $ 10,241
                                           -------------------- ----------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      690,292           935,534              333             1,419
      Administrative charges                         140,918           183,107               --                --
                                           -------------------- ----------------- ---------------- -----------------
        Total expenses                               831,210         1,118,641              333             1,419
                                           -------------------- ----------------- ---------------- -----------------
           Net investment income (loss)               21,774           409,246              566             8,822
                                           -------------------- ----------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,656,383         3,752,491               --                --
      Realized gains (losses) on sale of
        investments                               (2,168,968)       (2,271,607)             621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
           Net realized gains (losses)              (512,585)        1,480,884              621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                           (22,626,597)      (34,943,157)          (9,945)          (22,836)
                                           -------------------- ----------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (23,139,182)      (33,462,273)          (9,324)          (38,747)
                                           -------------------- ----------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (23,117,408)    $ (33,053,027)        $ (8,758)        $ (29,925)
                                           ==================== ================= ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP    NEUBERGER BERMAN     ALGER AMERICAN    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE PRIME
GROWTH STRATEGIES             GENESIS    SMALLCAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK                RESERVE
      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
             $ --               $ 467               $ --         $ 32,957               $ 15,429               $ 45,576
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
               --                  --                 --               --                     --                     --
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           (1,563)                355           (788,573)         (39,733)                 6,423                 29,227
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           31,619                  --            812,709           19,225                  2,805                     --
           (2,360)                (85)        (1,047,123)         (64,740)                (8,769)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           29,259                 (85)          (234,414)         (45,515)                (5,964)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (86,498)             (5,060)       (34,617,982)      (4,164,867)              (606,967)                   200
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (57,239)             (5,145)       (34,852,396)      (4,210,382)              (612,931)                   178
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
        $ (58,802)           $ (4,790)     $ (35,640,969)    $ (4,250,115)            $ (606,508)              $ 29,405
==================== =================== ================== ================ ====================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                                JANUS ASPEN      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS
                                           WORLDWIDE GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME
                                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           ------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ 89              $ --       $ 2,686,126       $ 3,135,251
                                           ------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                          64           435,041         3,468,676         2,153,664
      Administrative charges                             --            32,310           554,913           325,284
                                           ------------------- ----------------- ----------------- -----------------
        Total expenses                                   64           467,351         4,023,589         2,478,948
                                           ------------------- ----------------- ----------------- -----------------
           Net investment income (loss)                  25          (467,351)       (1,337,463)          656,303
                                           ------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         4,932,765        29,196,195        10,385,364
      Realized gains (losses) on sale of
        investments                                     215          (996,016)       (3,596,451)       (1,152,882)
                                           ------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)                  215         3,936,749        25,599,744         9,232,482
                                           ------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               (4,434)      (29,905,104)     (174,410,801)      (85,104,056)
                                           ------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                      (4,219)      (25,968,355)     (148,811,057)      (75,871,574)
                                           ------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (4,194)    $ (26,435,706)   $ (150,148,520)    $ (75,215,271)
                                           =================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS    AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN
 GLOBAL GROWTH              BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   $ 2,484,577       $ 1,490,291          $ 2,279,247           $ 1,291,052            $ 620,410          $ 5,117,615
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,562,106           172,244              887,293               866,493              445,416            1,184,622
       285,685            40,873              173,965               137,459               86,327              233,337
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,847,791           213,117            1,061,258             1,003,952              531,743            1,417,959
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
       636,786         1,277,174            1,217,989               287,100               88,667            3,699,656
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     9,836,967            37,323            3,241,852             5,283,931            2,444,798            2,142,862
      (856,422)          (61,519)          (1,365,724)             (273,151)            (977,497)          (1,702,477)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     8,980,545           (24,196)           1,876,128             5,010,780            1,467,301              440,385
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (66,659,058)       (3,510,614)         (36,089,735)          (34,118,181)         (20,786,300)         (38,217,481)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (57,678,513)       (3,534,810)         (34,213,607)          (29,107,401)         (19,318,999)         (37,777,096)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
 $ (57,041,727)     $ (2,257,636)       $ (32,995,618)        $ (28,820,301)       $ (19,230,332)       $ (34,077,440)
================= ================= ==================== ===================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           FTVIPT TEMPLETON    FTVIPT FRANKLIN
                                              GLOBAL INCOME    SMALL CAP VALUE    UIF EQUITY AND
                                                 SECURITIES         SECURITIES            INCOME    UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------- ------------------ ----------------- -----------------------
INVESTMENT INCOME:
      Dividends                                   $ 404,964           $ 39,859       $ 4,193,304             $ 1,707,532
                                           ------------------- ------------------ ----------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                     120,998             40,231         2,163,719                 659,311
      Administrative charges                         28,945              9,467           428,932                 125,338
                                           ------------------- ------------------ ----------------- -----------------------
        Total expenses                              149,943             49,698         2,592,651                 784,649
                                           ------------------- ------------------ ----------------- -----------------------
           Net investment income (loss)             255,021             (9,839)        1,600,653                 922,883
                                           ------------------- ------------------ ----------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --            276,058         5,643,649              18,727,195
      Realized gains (losses) on sale of
        investments                                 (28,320)           (78,576)       (4,211,776)             (1,651,931)
                                           ------------------- ------------------ ----------------- -----------------------
           Net realized gains (losses)              (28,320)           197,482         1,431,873              17,075,264
                                           ------------------- ------------------ ----------------- -----------------------
     Change in unrealized gains (losses)
        on investments                              289,110         (1,934,460)      (50,294,653)            (39,422,041)
                                           ------------------- ------------------ ----------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                     260,790         (1,736,978)      (48,862,780)            (22,346,777)
                                           ------------------- ------------------ ----------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 515,811       $ (1,746,817)    $ (47,262,127)          $ (21,423,894)
                                           =================== ================== ================= =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     UIF U.S.        PIONEER VCT        PIONEER VCT         PIONEER VCT        PIONEER VCT     PIONEER VCT
MID CAP VALUE               BOND       CULLEN VALUE    EMERGING MARKETS      EQUITY INCOME            FUND
  SUB-ACCOUNT    SUB-ACCOUNT (c)    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c) SUB-ACCOUNT (c)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
     $ 47,040              $ 912               $ --                $ --              $ 210           $ 279
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       64,197                168                327                 105                 80              81
       14,970                 38                 69                  19                 14              21
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       79,167                206                396                 124                 94             102
---------------- ------------------ ------------------ ------------------- --------------- ------------------
      (32,127)               706               (396)               (124)               116             177
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,972,450                 --                 --                  --                 --              --
     (138,436)              (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,834,014               (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (5,269,797)               444              3,133              (1,056)                 3         (39,483)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (3,435,783)               (65)             1,332              (1,063)                 3          (3,424)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
 $ (3,467,910)             $ 641              $ 936            $ (1,187)             $ 119        $ (3,247)
================ ================== ================== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                   PIONEER VCT        PIONEER VCT     PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
                                             GLOBAL HIGH YIELD         HIGH YIELD    AGGRESSIVE ALLOCATION       GROWTH ALLOCATION
                                               SUB-ACCOUNT (c)    SUB-ACCOUNT (c)          SUB-ACCOUNT (c)         SUB-ACCOUNT (c)
                                             -------------------- ------------------ ------------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                          $ 113              $ 274                     $ --                    $ --
                                            --------------------- ------------------ ------------------------ ---------------------
EXPENSES:
      Mortality & expense risk
        charges                                              5                 19                        9                   3,336
      Administrative charges                                --                  5                        2                     684
                                             -------------------- ------------------ ------------------------ ---------------------
        Total expenses                                       5                 24                       11                   4,020
                                             -------------------- ------------------ ------------------------ ---------------------
           Net investment income (loss)                    108                250                      (11)                 (4,020)
                                             -------------------- ------------------ ------------------------ ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                 --                       --                      --
      Realized gains (losses) on sale of
        investments                                         --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
           Net realized gains (losses)                      --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                                    (200)            (1,915)                    (113)                 65,380
                                             -------------------- ------------------ ------------------------ ---------------------
     Net realized and unrealized gains
        (losses) on investments                           (200)            (1,915)                    (113)                 64,836
                                             -------------------- ------------------ ------------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations                        $ (92)          $ (1,665)                  $ (124)               $ 60,816
                                            ===================== ================== ======================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                PIONEER VCT OAK
PIONEER VCT IBBOTSON            PIONEER VCT      PIONEER VCT    RIDGE LARGE CAP    PIONEER VCT REAL        PIONEER VCT
 MODERATE ALLOCATION    INTERNATIONAL VALUE    MID CAP VALUE             GROWTH       ESTATE SHARES    SMALL CAP VALUE
     SUB-ACCOUNT (c)        SUB-ACCOUNT (c)      SUB-ACCOUNT    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                $ --                   $ --        $ 237,680               $ --               $ 529               $ --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               2,947                      5          341,735                 12                  76                 21
                 554                      1           67,486                  2                  14                  5
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               3,501                      6          409,221                 14                  90                 26
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
              (3,501)                    (6)        (171,541)               (14)                439                (26)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                  --                     --        2,158,358                 --                  --                 --
                (966)                    --         (449,177)                --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                (966)                    --        1,709,181                 --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (168,655)                    30      (12,832,992)               909              (3,723)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (169,621)                    30      (11,123,811)               909              (3,730)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
          $ (173,122)                  $ 24    $ (11,295,352)             $ 895            $ (3,291)          $ (1,833)
======================= ====================== ================ ================== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  PIONEER VCT              LMPVET          LMPVET           LMPVET
                                             STRATEGIC INCOME    SMALL CAP GROWTH       INVESTORS     EQUITY INDEX
                                              SUB-ACCOUNT (c)         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                             ------------------- ------------------- --------------- ----------------
INVESTMENT INCOME:
      Dividends                                         $ 391                $ --        $ 36,298      $ 1,069,447
                                            -------------------- ------------------- --------------- ----------------
EXPENSES:
      Mortality & expense risk
        charges                                            53             164,288          50,497        1,412,852
      Administrative charges                               13              29,118           8,263          133,672
                                             ------------------- ------------------- --------------- ----------------
        Total expenses                                     66             193,406          58,760        1,546,524
                                             ------------------- ------------------- --------------- ----------------
           Net investment income (loss)                   325            (193,406)        (22,462)        (477,077)
                                             ------------------- ------------------- --------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --             398,158          82,407        1,244,637
      Realized gains (losses) on sale of
        investments                                       (61)            (89,605)       (241,569)      (1,282,040)
                                             ------------------- ------------------- --------------- ----------------
           Net realized gains (losses)                    (61)            308,553        (159,162)         (37,403)
                                             ------------------- ------------------- --------------- ----------------
     Change in unrealized gains (losses)
        on investments                                    676          (6,234,277)     (1,122,112)     (24,324,125)
                                             ------------------- ------------------- --------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                           615          (5,925,724)     (1,281,274)     (24,361,528)
                                             ------------------- ------------------- --------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                       $ 940        $ (6,119,130)   $ (1,303,736)   $ (24,838,605)
                                            ==================== =================== =============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           LMPVET           LMPVET    LMPVET AGGRESSIVE    LMPVET LARGE CAP    LMPVET SOCIAL    LMPVET CAPITAL
FUNDAMENTAL VALUE     APPRECIATION               GROWTH              GROWTH        AWARENESS        AND INCOME
      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      $ 1,405,531      $ 1,172,991                 $ --            $ 21,169         $ 13,689         $ 615,990
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          998,176        1,064,423            1,511,538             122,954            9,186           727,149
          190,463          201,744              280,002              20,016            1,687           135,111
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
        1,188,639        1,266,167            1,791,540             142,970           10,873           862,260
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          216,892          (93,176)          (1,791,540)           (121,801)           2,816          (246,270)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
           58,007        3,269,769                   --                  --               --         1,164,376
       (1,506,554)        (931,453)            (890,539)           (160,593)         (46,175)       (3,245,634)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
       (1,448,547)       2,338,316             (890,539)           (160,593)         (46,175)       (2,081,258)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (33,402,986)     (31,109,184)         (53,980,569)         (3,323,792)        (179,725)      (20,848,047)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (34,851,533)     (28,770,868)         (54,871,108)         (3,484,385)        (225,900)      (22,929,305)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
    $ (34,634,641)   $ (28,864,044)       $ (56,662,648)       $ (3,606,186)      $ (223,084)    $ (23,175,575)
==================== ================ ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  LMPVET           LMPVET    LMPVET DIVIDEND    LMPVET LIFESTYLE
                                                 CAPITAL    GLOBAL EQUITY           STRATEGY      ALLOCATION 50%
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 3,333          $ 4,542          $ 208,461           $ 297,859
                                            --------------- ---------------- ------------------ -------------------
EXPENSES:
      Mortality & expense risk
        charges                                  109,701           82,830            111,069             116,208
      Administrative charges                      17,525           14,548             18,762              21,588
                                             -------------- ---------------- ------------------ -------------------
        Total expenses                           127,226           97,378            129,831             137,796
                                             -------------- ---------------- ------------------ -------------------
           Net investment income (loss)         (123,893)         (92,836)            78,630             160,063
                                             -------------- ---------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,641,376          824,647                 --             310,926
      Realized gains (losses) on sale of
        investments                             (639,481)        (833,054)          (240,972)           (409,399)
                                             -------------- ---------------- ------------------ -------------------
           Net realized gains (losses)         1,001,895           (8,407)          (240,972)            (98,473)
                                             -------------- ---------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                        (4,421,596)      (2,901,842)        (2,364,206)         (2,836,929)
                                             -------------- ---------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments               (3,419,701)      (2,910,249)        (2,605,178)         (2,935,402)
                                             -------------- ---------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (3,543,594)    $ (3,003,085)      $ (2,526,548)       $ (2,775,339)
                                            =============== ================ ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVIT ADJUSTABLE      LMPVIT GLOBAL    LMPVIT MONEY
  ALLOCATION 70%      ALLOCATION 85%          RATE INCOME    HIGH YIELD BOND          MARKET
     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
------------------- ------------------- -------------------- ------------------ ------------
        $ 88,747           $ 597,086            $ 110,961        $ 4,292,700     $ 1,778,972
------------------- ------------------- -------------------- ------------------ ------------
          48,596             263,629               34,955            531,300         963,703
           8,838              59,697                6,460             97,929         185,699
------------------- ------------------- -------------------- ------------------ ------------
          57,434             323,326               41,415            629,229       1,149,402
------------------- ------------------- -------------------- ------------------ ------------
          31,313             273,760               69,546          3,663,471         629,570
------------------- ------------------- -------------------- ------------------ ------------
           3,608             170,644                   --                 --              --
        (153,834)           (228,705)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
        (150,226)            (58,061)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,315,549)        (12,155,524)            (521,720)       (16,334,758)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,465,775)        (12,213,585)            (686,268)       (17,686,726)             --
------------------- ------------------- -------------------- ------------------ ------------
    $ (1,434,462)      $ (11,939,825)          $ (616,722)     $ (14,023,255)      $ 629,570
=================== =================== ==================== ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MIST                              MIST                           MIST
                                     LORD ABBETT GROWTH AND INCOME        LORD ABBETT BOND DEBENTURE     VAN KAMPEN MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                  SUB-ACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                            2008             2007             2008             2007            2008          2007
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)         $ 919,993     $ (5,228,738)     $ 6,633,658     $ 11,005,391      $ (120,820)     $ (213,159)
  Net realized gains (losses)         53,561,466       66,973,185       (4,409,452)       1,357,269       2,130,674         677,224
  Change in unrealized gains
     (losses) on investments        (337,506,715)     (41,085,573)     (54,017,190)       1,748,154     (20,664,604)      1,346,860
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (283,025,256)      20,658,874      (51,792,984)      14,110,814     (18,654,750)      1,810,925
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             28,492,525       46,834,968        6,616,627       11,866,307      20,235,767      16,272,511
  Net transfers (including fixed
     account)                        (60,571,133)     (42,192,503)     (37,026,776)        (537,799)      3,880,753       1,160,441
  Contract charges                    (1,821,738)      (2,005,324)      (1,012,375)      (1,008,101)       (123,259)        (24,193)
  Transfers for contract benefits
     and terminations                (58,140,110)     (99,400,248)     (27,555,849)     (41,996,259)     (1,787,329)     (1,974,131)
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (92,040,456)     (96,763,107)     (58,978,373)     (31,675,852)     22,205,932      15,434,628
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                (375,065,712)     (76,104,233)    (110,771,357)     (17,565,038)      3,551,182      17,245,553
NET ASSETS:

  Beginning of period                822,332,309      898,436,542      288,948,614      306,513,652      23,676,085       6,430,532
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
  End of period                    $ 447,266,597    $ 822,332,309    $ 178,177,257    $ 288,948,614    $ 27,227,267    $ 23,676,085
                                   ================ ================ ================ ================ =============== ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                       MIST                             MIST                             MIST                              MIST
  LORD ABBETT MID CAP VALUE                   LAZARD MID CAP         MET/AIM SMALL CAP GROWTH      HARRIS OAKMARK INTERNATIONAL
                SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------- -------------------------------- --------------------------------- ---------------------------------
        2008          2007            2008             2007             2008             2007             2008             2007
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------  ----------------
  $ (252,017)    $   (170,332)   $   (690,149)   $  (1,802,344) $  (2,336,618)   $  (3,078,140)       $ 109,974     $ (3,677,588)
   1,371,978        1,572,469       3,185,778       16,993,970     12,199,250       11,493,314       37,665,760       58,328,270
 (11,033,703)      (1,981,561)    (47,991,389)     (22,036,063)   (77,286,162)       7,260,878     (184,812,243)     (66,126,162)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  (9,913,742)        (579,424)    (45,495,760)      (6,844,437)   (67,423,530)      15,676,052     (147,036,509)     (11,475,480)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  11,699,635        7,930,644      11,607,428       17,011,941     11,094,928       16,457,316       18,439,524       40,484,716
   6,833,294          711,375      (8,565,531)        (712,183)   (10,392,592)      (4,862,063)     (42,593,295)     (13,002,405)
     (79,498)         (34,495)       (449,254)        (462,156)      (650,997)        (676,125)      (1,322,536)      (1,545,713)
    (715,198)      (1,681,654)     (8,150,431)     (14,103,323)   (13,225,101)     (24,185,235)     (22,579,304)     (42,657,980)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  17,738,233        6,925,870      (5,557,788)       1,734,279    (13,173,762)     (13,266,107)     (48,055,611)     (16,721,382)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
   7,824,491        6,346,446     (51,053,548)      (5,110,158)   (80,597,292)       2,409,945     (195,092,120)     (28,196,862)
  16,075,069        9,728,623     121,255,292      126,365,450    181,044,517      178,634,572      384,273,575      412,470,437
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
$ 23,899,560     $ 16,075,069    $ 70,201,744    $ 121,255,292  $ 100,447,225    $ 181,044,517    $ 189,181,455    $ 384,273,575
=============== ============= =============== ================ ================ ================ ===============  ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                            MIST                             MIST                           MIST
                                                    THIRD AVENUE                      OPPENHEIMER                     LEGG MASON
                                                 SMALL CAP VALUE             CAPITAL APPRECIATION     PARTNERS AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- -------------------------------- -------------------------------
                                            2008           2007           2008             2007          2008              2007
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,343,545)  $ (2,365,462)   $ 5,009,722     $ (5,919,663) $ (1,358,505)  $     (1,880,795)
  Net realized gains (losses)         19,395,478     46,171,378     65,741,086       29,552,170    (1,078,408)        12,298,558
  Change in unrealized gains
     (losses) on investments        (104,970,939)   (58,768,816)  (216,168,936)      18,087,115   (36,608,829)        (9,545,677)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (87,919,006)   (14,962,900)  (145,418,128)      41,719,622   (39,045,742)           872,086
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             19,598,032     28,238,237      9,600,619       15,359,065     4,323,622          5,158,552
  Net transfers (including fixed
     account)                        (28,143,045)   (26,301,845)   (31,744,780)     (17,480,507)   (5,593,265)        (4,650,232)
  Contract charges                    (1,177,753)    (1,239,790)    (1,071,481)      (1,196,654)     (379,140)          (412,688)
  Transfers for contract benefits
     and terminations                (23,942,334)   (38,149,421)   (27,085,254)     (41,412,366)   (6,797,784)       (13,668,575)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (33,665,100)   (37,452,819)   (50,300,896)     (44,730,462)   (8,446,567)       (13,572,943)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets                (121,584,106)   (52,415,719)  (195,719,024)      (3,010,840)  (47,492,309)       (12,700,857)
NET ASSETS:
  Beginning of period                316,501,402    368,917,121    354,882,609      357,893,449   104,186,821        116,887,678
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
  End of period                    $ 194,917,296  $ 316,501,402  $ 159,163,585    $ 354,882,609  $ 56,694,512   $    104,186,821
                                   ============== ============== ============== ================= ============= =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                             MIST                          MIST
       MIST PIMCO TOTAL RETURN             MIST RCM TECHNOLOGY     PIMCO INFLATION PROTECTED BOND   T. ROWE PRICE MID CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007             2008            2007             2008            2007
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
 $ 10,513,043      $ 7,582,839     $ 6,928,452      $ (924,396)     $ 5,737,533      $ 1,153,679     $ (3,109,837) $  (3,913,251)
   12,311,760        1,865,721      12,418,812       5,238,101       (2,586,038)        (630,364)      25,249,366     29,910,027
  (28,451,249)      16,489,342     (52,183,275)      9,989,409      (32,695,477)      20,764,489     (115,238,774)     7,709,385
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   (5,626,446)      25,937,902     (32,836,011)     14,303,114      (29,543,982)      21,287,804      (93,099,245)    33,706,161
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   95,176,720       50,324,363       5,954,390       3,593,950       49,514,203       20,751,843       20,123,917     14,767,868
   39,581,392        8,186,069      (9,623,654)     16,177,923        8,664,472       (7,516,750)     (13,345,044)       348,445
   (1,829,452)      (1,270,612)       (246,642)       (200,345)      (1,225,730)        (825,450)        (860,659)      (856,284)
  (54,723,772)     (54,019,084)     (3,904,218)     (6,035,134)     (28,140,448)     (28,756,476)     (15,795,048)   (25,938,293)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   78,204,888        3,220,736      (7,820,124)     13,536,394       28,812,497      (16,346,833)      (9,876,834)   (11,678,264)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   72,578,442       29,158,638     (40,656,135)     27,839,508         (731,485)       4,940,971     (102,976,079)    22,027,897
  469,985,360      440,826,722      78,045,995      50,206,487      255,623,164      250,682,193      242,043,730    220,015,833
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
$ 542,563,802    $ 469,985,360    $ 37,389,860    $ 78,045,995    $ 254,891,679    $ 255,623,164    $ 139,067,651  $ 242,043,730
================ ================ =============== =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MIST MFS RESEARCH INTERNATIONAL    MIST CLARION GLOBAL REAL ESTATE    MIST TURNER MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ---------------------------------- -------------------------------- ----------------------------
                                            2008              2007            2008              2007            2008        2007
                                   ---------------- ----------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 749,951      $ (1,384,020)       $ (1,518)        $ (925,011)    $ (885,297) $    (916,886)
  Net realized gains (losses)         28,116,782        53,418,957       3,595,991         26,163,946      4,641,613      5,271,106
  Change in unrealized gains
     (losses) on investments        (181,895,929)      (18,855,679)    (47,457,118)       (48,097,283)   (37,334,322)     6,353,919
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (153,029,196)       33,179,258     (43,862,645)       (22,858,348)   (33,578,006)    10,708,139
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             42,412,806        50,987,545      15,277,404         21,175,505      5,450,341      4,172,741
  Net transfers (including fixed
           account)                   (5,062,960)        8,788,864         236,362        (21,480,375)    (1,604,909)    10,905,125
  Contract charges                    (1,174,104)       (1,009,685)       (388,408)          (441,641)      (252,183)      (207,551)
  Transfers for contract benefits
     and terminations                (24,040,007)      (34,281,775)     (7,965,701)       (12,322,862)    (4,037,420)    (6,050,984)
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     12,135,735        24,484,949       7,159,657        (13,069,373)      (444,171)     8,819,331
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                (140,893,461)       57,664,207     (36,702,988)       (35,927,721)   (34,022,177)    19,527,470
NET ASSETS:
  Beginning of period                345,568,972       287,904,765     100,668,094        136,595,815     69,239,590     49,712,120
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
  End of period                    $ 204,675,511     $ 345,568,972    $ 63,965,106      $ 100,668,094   $ 35,217,413  $  69,239,590
                                   ================ ================= =============== ================ ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE    MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                     SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
----------------------------------- ---------------------------------- -------------------------------------
        2008                2007             2008              2007               2008               2007
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
  $ (937,975)       $ (1,760,295)    $ (2,234,085)      $ 1,078,222        $ 1,460,930        $ 3,519,276
   4,814,174          20,057,549        9,029,524        25,559,373         31,261,590         43,528,582
 (48,477,533)        (17,017,038)    (217,070,681)       (5,702,644)      (538,226,402)         9,710,951
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (44,601,334)          1,280,216     (210,275,242)       20,934,951       (505,503,882)        56,758,809
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
   2,321,516          16,314,472      153,700,709       116,678,354        290,839,853        355,826,125
 (20,324,037)          2,122,054      435,345,135       135,710,237        119,607,963         91,228,471
    (493,567)           (515,879)      (4,847,046)       (2,050,972)        (8,602,394)        (5,309,332)
  (8,040,835)        (14,733,985)     (86,614,542)      (69,979,695)      (126,988,809)      (124,395,950)
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (26,536,923)          3,186,662      497,584,256       180,357,924        274,856,613        317,349,314
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (71,138,257)          4,466,878      287,309,014       201,292,875       (230,647,269)       374,108,123
 140,073,719         135,606,841      600,410,325       399,117,450      1,602,068,224      1,227,960,101
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
$ 68,935,462       $ 140,073,719    $ 887,719,339     $ 600,410,325    $ 1,371,420,955    $ 1,602,068,224
=============== =================== ================ ================= ================== ==================


     MIST MetLife Balanced Strategy
                        Sub-Account
 -------------------------------------
            2008                  2007
 ------------------ ------------------
   $ 138,113,013    $    (1,240,824)
     250,701,813        146,572,128
  (2,084,196,961)       (28,996,861)
 ------------------ ------------------
  (1,695,382,135)       116,334,443
 ------------------ ------------------
     574,850,779      1,172,544,439
    (222,330,114)       258,572,420
     (25,874,538)       (17,811,972)
    (320,692,713)      (374,125,107)
 ------------------ ------------------
       5,953,414      1,039,179,780
 ------------------ ------------------
  (1,689,428,721)     1,155,514,223
   5,073,218,651      3,917,704,428
 ------------------ ------------------
 $ 3,383,789,930    $ 5,073,218,651
 ================== ==================


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST METLIFE GROWTH STRATEGY   MIST METLIFE AGGRESSIVE STRATEGY    MIST VAN KAMPEN COMSTOCK
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                              2008             2007           2008             2007          2008          2007
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 100,759,140    $ (29,926,788)   $ 8,989,743     $ (2,488,811)       $ 35,532   $   (204,833)
  Net realized gains (losses)          327,795,278      168,111,583     46,469,556       56,147,163        (719,341)     2,603,944
  Change in unrealized gains
     (losses) on investments        (2,936,404,011)     (39,049,469)  (283,905,358)     (45,549,415)    (22,431,043)    (5,459,293)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,507,849,593)      99,135,326   (228,446,059)       8,108,937     (23,114,852)    (3,060,182)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              919,799,464    2,245,127,704     21,066,874       56,256,592       9,348,146     16,420,919
  Net transfers (including fixed
     account)                         (449,948,925)     179,235,678    (66,271,525)     (34,875,419)     (1,164,106)     2,301,133
  Contract charges                     (36,791,542)     (20,295,766)    (2,428,995)      (2,548,131)       (221,489)      (197,140)
  Transfers for contract benefits
     and terminations                 (271,257,542)    (335,301,976)   (28,669,676)     (56,394,234)     (5,189,664)    (4,820,685)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      161,801,455    2,068,765,640    (76,303,322)     (37,561,192)      2,772,887     13,704,227
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                (2,346,048,138)   2,167,900,966   (304,749,381)     (29,452,255)    (20,341,965)    10,644,045
NET ASSETS:
  Beginning of period                6,304,660,461    4,136,759,495    607,023,915      636,476,170      60,993,695      50,349,650
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
  End of period                    $ 3,958,612,323  $ 6,304,660,461  $ 302,274,534    $ 607,023,915    $ 40,651,730   $  60,993,695
                                   ================ ================ ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                           MIST
MIST LEGG MASON VALUE EQUITY MIST MFS EMERGING MARKETS EQUITY MIST LOOMIS SAYLES GLOBAL MARKETS    MET/AIM CAPITAL APPRECIATION
                 SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- -------------------------------- --------------------------------- -------------------------------
       2008           2007           2008           2007            2008            2007               2008             2007
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  $ (823,221)   $ (825,219)     $ (174,638)     $ (439,794)      $ 1,745,644      $ (322,177)        $ 8,667    $      (24,229)
    (827,780)      349,121       3,484,316       1,483,800           340,535         699,708         (79,118)          (11,771)
 (40,220,689)   (4,218,334)    (47,764,673)      6,322,422       (31,624,027)      4,061,051      (1,479,081)          153,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (41,871,690)   (4,694,432)    (44,454,995)      7,366,428       (29,537,848)      4,438,582      (1,549,532)          117,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  26,313,328    24,730,317      24,360,591      10,010,256        12,997,335       5,973,340       1,626,130         1,114,663
   5,543,238     3,022,118      21,894,965      37,585,850        10,325,061      40,306,250         283,602            90,690
    (194,102)     (138,508)       (215,626)        (83,937)         (246,616)        (68,552)         (5,888)           (1,628)
  (3,184,514)   (5,184,945)     (3,237,424)     (2,228,009)       (3,661,899)     (2,962,307)       (235,573)         (121,519)
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  28,477,950    22,428,982      42,802,506      45,284,160        19,413,881      43,248,731       1,668,271         1,082,206
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (13,393,740)   17,734,550      (1,652,489)     52,650,588       (10,123,967)     47,687,313         118,739         1,200,180
  57,822,803    40,088,253      62,075,247       9,424,659        55,474,222       7,786,909       2,334,027         1,133,847
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
$ 44,429,063  $ 57,822,803    $ 60,422,758    $ 62,075,247      $ 45,350,255    $ 55,474,222     $ 2,452,766    $    2,334,027
============= ============== =============== ================ ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MIST JANUS FORTY     MIST DREMAN SMALL CAP VALUE              MIST PIONEER FUND
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- ------------------------------
                                           2008           2007            2008            2007            2008           2007
                                   --------------- -------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 367,081      $ (58,234)     $ (137,991)     $ (152,699)      $ (76,874)     $ (61,130)
  Net realized gains (losses)          (239,635)       290,551         297,010         111,787      (1,105,314)        41,030
  Change in unrealized gains
     (losses) on investments         (7,533,817)       745,181      (4,164,065)       (482,953)     (3,729,034)        90,072
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (7,406,371)       977,498      (4,005,046)       (523,865)     (4,911,222)        69,972
                                   --------------- -------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             8,704,411      5,345,268       5,307,493       7,266,348      13,071,422      4,912,407
  Net transfers (including fixed
     account)                         2,522,305      1,181,536         232,223         461,445          59,643        513,788
  Contract charges                      (50,087)        (4,708)        (61,604)        (16,511)        (15,784)        (5,706)
  Transfers for contract benefits
     and terminations                  (994,768)      (194,912)       (722,443)       (963,992)       (435,949)      (649,899)
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    10,181,861      6,327,184       4,755,669       6,747,290      12,679,332      4,770,590
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  2,775,490      7,304,682         750,623       6,223,425       7,768,110      4,840,562
NET ASSETS:
  Beginning of period                 8,715,091      1,410,409      11,511,054       5,287,629       8,679,759      3,839,197
                                   --------------- -------------- --------------- --------------- --------------- --------------
  End of period                    $ 11,490,581    $ 8,715,091    $ 12,261,677    $ 11,511,054    $ 16,447,869    $ 8,679,759
                                   =============== ============== =============== =============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE        MIST BLACKROCK HIGH YIELD    MIST RAINIER LARGE CAP EQUITY
                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------- -------------------------------- -------------------------------- --------------------------------
         2008            2007           2008              2007            2008             2007            2008          2007 (a)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  $ 5,834,214      $ (701,142)     $ (52,304)        $ (42,023)      $ 383,147        $ 334,483      $ (375,702)        $ (2,935)
   (2,001,682)          6,106         54,629           265,390      (1,764,755)          (5,218)       (482,693)           1,427
  (21,409,793)      4,115,896     (1,971,499)          (95,545)     (3,738,362)        (351,001)    (12,232,869)          80,318
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  (17,577,261)      3,420,860     (1,969,174)          127,822      (5,119,970)         (21,736)    (13,091,264)          78,810
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   66,037,341      54,487,997      1,283,270         2,331,465       7,815,219        5,403,583      10,812,941          520,514
   (9,048,953)      6,487,557         37,832           252,641       4,450,167         (269,073)     21,312,024        5,813,549
     (174,007)        (11,004)       (20,009)           (7,280)        (43,642)          (9,703)        (99,748)          (1,771)
   (8,359,991)     (3,650,191)      (200,047)         (185,175)       (844,271)        (897,289)     (1,669,933)         (21,010)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   48,454,390      57,314,359      1,101,046         2,391,651      11,377,473        4,227,518      30,355,284        6,311,282
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   30,877,129      60,735,219       (868,128)        2,519,473       6,257,503        4,205,782      17,264,020        6,390,092
   98,174,413      37,439,194      4,467,216         1,947,743       7,452,180        3,246,398       6,390,092               --
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
$ 129,051,542    $ 98,174,413    $ 3,599,088       $ 4,467,216    $ 13,709,683      $ 7,452,180    $ 23,654,112      $ 6,390,092
================ =============== ============== ================= =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN                                MIST AMERICAN            MIST   MIST AMERICAN
                                   FUNDS BALANCED  MIST AMERICAN  MIST AMERICAN   FUNDS GROWTH  AMERICAN FUNDS  FUNDS MODERATE
                                       ALLOCATION     FUNDS BOND   FUNDS GROWTH     ALLOCATION   INTERNATIONAL      ALLOCATION
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- -------------- -------------- -------------- --------------- ---------------
                                       2008 (b)        2008 (b)       2008 (b)       2008 (b)       2008 (b)        2008 (b)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 10,111,861   $ 1,265,131     $ 1,869,844   $ 17,358,136    $ 2,725,032   $    6,747,836
  Net realized gains (losses)          (1,168,695)      (42,761)        (31,924)       (15,467)      (293,216)      (1,349,658)
  Change in unrealized gains
     (losses) on investments          (79,902,745)   (3,081,576)    (19,679,152)  (170,403,804)   (16,971,992)     (39,805,795)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (70,959,579)   (1,859,206)    (17,841,232)  (153,061,135)   (14,540,176)     (34,407,617)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             197,108,337    20,714,403      39,065,845    357,346,624     36,555,600      136,742,654
  Net transfers (including fixed
     account)                         212,064,719     9,622,103      34,446,446    278,459,593     24,327,566      125,028,215
  Contract charges                       (468,802)      (15,114)        (31,706)      (700,335)       (26,478)        (211,971)
  Transfers for contract benefits
     and terminations                  (4,879,658)     (291,161)       (673,105)    (6,817,926)      (506,044)      (3,330,828)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     403,824,596    30,030,231      72,807,480    628,287,956     60,350,644      258,228,070
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  332,865,017    28,171,025      54,966,248    475,226,821     45,810,468      223,820,453
NET ASSETS:
  Beginning of period                          --            --              --             --             --               --
                                   --------------- -------------- -------------- -------------- --------------- ---------------
  End of period                     $ 332,865,017  $ 28,171,025    $ 54,966,248  $ 475,226,821   $ 45,810,468   $   223,820,453
                                   =============== ============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MIST
                  MET/FRANKLIN
         MIST        TEMPLETON                   MIST SSGA
 MET/FRANKLIN         FOUNDING     MIST SSGA    GROWTH AND
MUTUAL SHARES         STRATEGY    GROWTH ETF    INCOME ETF  AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT                      SUB-ACCOUNT
---------------- -------------- ------------- ------------- --------------------- ---------------------------------
      2008 (b)         2008 (b)       2008 (c)     2008 (c)        2008          2007         2008           2007
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
    $ 286,774      $ 2,340,195      $ (1,053)      $ (3,076)     $ 2,514     $ (4,390)    $ (4,139)       $ (8,159)
     (104,240)         (46,625)           --          2,403       16,517       52,971      (14,342)         18,910
   (3,194,226)     (44,949,267)       68,421        158,177     (222,155)      22,869     (138,973)         46,579
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   (3,011,692)     (42,655,697)       67,368        157,504     (203,124)      71,450     (157,454)         57,330
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   10,367,163      128,082,273     1,336,071      1,205,430           --           --           --              --
    5,730,009      111,137,585        80,744      1,299,330      (16,448)     (31,665)      (8,849)        (45,892)
       (4,678)        (233,346)           --         (2,281)          --           --           --              --
      (41,957)      (2,982,696)        5,348         (8,853)    (247,618)    (357,025)    (106,540)       (210,349)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   16,050,537      236,003,816     1,422,163      2,493,626     (264,066)    (388,690)    (115,389)       (256,241)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   13,038,845      193,348,119     1,489,531      2,651,130     (467,190)    (317,240)    (272,843)       (198,911)
           --               --            --             --      859,118    1,176,358      433,487         632,398
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
 $ 13,038,845    $ 193,348,119   $ 1,489,531    $ 2,651,130    $ 391,928    $ 859,118    $ 160,644       $ 433,487
=============== =============== ============== ============= ============= ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                     SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- -------------------------- ------------------------------
                                           2008             2007         2008          2007           2008         2007 (d)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (111,198)        $ (7,096)    $ 11,941      $ 11,306      $ 169,649        $ 80,202
  Net realized gains (losses)          (802,813)         166,260      (26,155)       22,846        256,589         205,271
  Change in unrealized gains
     (losses) on investments        (11,002,806)         (94,729)    (207,594)      (21,687)    (1,703,426)       (363,478)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (11,916,817)          64,435     (221,808)       12,465     (1,277,188)        (78,005)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            26,202,690       11,183,339           --            --      2,087,485       1,584,128
  Net transfers (including fixed
     account)                         2,508,802          263,678       (7,225)      (89,126)       140,397           6,314
  Contract charges                      (64,997)              --           --            --         (7,042)             --
  Transfers for contract benefits
     and terminations                  (722,625)        (457,237)    (155,781)     (226,938)       (94,274)         (1,753)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    27,923,870       10,989,780     (163,006)     (316,064)     2,126,566       1,588,689
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 16,007,053       11,054,215     (384,814)     (303,599)       849,378       1,510,684
NET ASSETS:
  Beginning of period                11,954,057          899,842      673,813       977,412      1,510,684              --
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
  End of period                    $ 27,961,110     $ 11,954,057    $ 288,999     $ 673,813    $ 2,360,062     $ 1,510,684
                                   =============== ================ ============ ============= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MFS RESEARCH     MFS INVESTORS TRUST        MFS NEW DISCOVERY  OPPENHEIMER MAIN STREET
          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------ ---------------------- ----------------------- -----------------------
    2008         2007        2008        2007        2008        2007        2008        2007
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ (1,186)    $ (1,771)     $ (385)      $ (968)     $ (964)   $ (2,260)       $ 243     $ (836)
   6,421       13,554      13,009       16,385      10,411      28,928       12,599     15,776
 (64,104)      13,793     (43,568)      (1,764)    (42,333)    (23,022)     (94,975)    (4,165)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (58,869)      25,576     (30,944)      13,653     (32,886)      3,646      (82,133)    10,775
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
      --           --          --           --          --          --           --         --
      --      (37,362)    (11,815)     (18,567)         12     (18,325)      (9,606)        --
      --           --          --           --          --          --           --         --
 (45,933)     (65,602)    (40,972)     (33,795)    (21,826)    (92,147)     (54,322)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (45,933)    (102,964)    (52,787)     (52,362)    (21,814)   (110,472)     (63,928)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
(104,802)     (77,388)    (83,731)     (38,709)    (54,700)   (106,826)    (146,061)   (67,163)
 199,317      276,705     132,122      170,831      99,354     206,180      254,460    321,623
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ 94,515    $ 199,317    $ 48,391    $ 132,122    $ 44,654    $ 99,354    $ 108,399  $ 254,460
=========== ============ =========== ========== =========== =========== ============ ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          OPPENHEIMER
                                     OPPENHEIMER CORE BOND  OPPENHEIMER STRATEGIC BOND          MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                    ---------------------- --------------------------- ------------------------------
                                       2008        2007        2008          2007            2008           2007
                                    ----------- ---------- ------------ -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 5,797     $ 12,268       $ 928       $ 1,046      $ (172,253)     $ (27,014)
  Net realized gains (losses)         (16,558)        (766)      4,048         1,332        (337,481)        23,038
  Change in unrealized gains
     (losses) on investments          (69,378)      (3,427)     (7,449)        1,375      (7,281,710)      (357,522)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (80,139)       8,075      (2,473)        3,753      (7,791,444)      (361,498)
                                    ----------- ---------- ------------ -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  --           --          --            --      18,064,243      8,250,497
  Net transfers (including fixed
     account)                          (1,237)          --          --            --       1,291,361        277,612
  Contract charges                         --           --          --            --         (51,393)            --
  Transfers for contract benefits
     and terminations                 (87,148)    (67,923)    (30,887)       (8,457)       (454,625)       (39,830)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (88,385)     (67,923)    (30,887)       (8,457)     18,849,586      8,488,279
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets                 (168,524)     (59,848)    (33,360)       (4,704)     11,058,142      8,126,781
NET ASSETS:
  Beginning of period                 264,529      324,377      46,614        51,318       8,314,186        187,405
                                    ----------- ---------- ------------ -------------- --------------- --------------
  End of period                      $ 96,005    $ 264,529    $ 13,254      $ 46,614    $ 19,372,328    $ 8,314,186
                                    =========== ========== ============ ============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         OPPENHEIMER MONEY       FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH           FIDELITY VIP CONTRAFUND
               SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- -------------------------------- --------------------------------- ---------------------------------
     2008           2007            2008             2007             2008             2007             2008             2007
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  $ 2,094        $ 6,496     $ 1,420,183      $ 6,672,314     $ (1,006,207)    $ (1,164,218)    $ (1,025,566)    $ (1,478,162)
       --             --      10,029,095        3,845,543       (1,495,360)       1,137,735        4,639,795      102,560,295
       --             --     (50,937,043)       7,775,552     (105,165,298)      50,354,170     (169,629,453)     (48,785,560)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
    2,094          6,496     (39,487,765)      18,293,409     (107,666,865)      50,327,687     (166,015,224)      52,296,573
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
       --             --       4,619,969        5,515,702        8,171,631        9,741,030       48,023,268       26,914,007
       --        (22,681)     (7,167,156)      (5,230,911)     (13,257,206)     (11,295,438)     (13,246,442)      (4,821,333)
       --             --         (20,581)         (12,697)         (35,592)         (24,060)        (140,686)         (53,138)
  (20,793)        (3,240)    (12,468,435)     (16,139,564)     (15,036,076)     (24,377,267)     (23,343,805)     (35,357,279)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (20,793)       (25,921)    (15,036,203)     (15,867,470)     (20,157,243)     (25,955,735)      11,292,335      (13,317,743)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (18,699)       (19,425)    (54,523,968)       2,425,939     (127,824,108)      24,371,952     (154,722,889)      38,978,830
  168,352        187,777     143,069,941      140,644,002      239,237,615      214,865,663      377,396,997      338,418,167
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 149,653      $ 168,352    $ 88,545,973    $ 143,069,941    $ 111,413,507    $ 239,237,615    $ 222,674,108    $ 377,396,997
============ ============== =============== ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         FIDELITY VIP OVERSEAS     FIDELITY VIP EQUITY-INCOME           FIDELITY VIP INDEX 500
                                                   SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ ------------------------------ --------------------------------
                                          2008            2007           2008            2007            2008             2007
                                   -------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 103,531       $ 230,825       $ 86,066        $ 36,348       $ 649,074      $ 2,903,956
  Net realized gains (losses)          994,457       1,235,506       (588,398)      1,883,461       2,040,819        4,803,371
  Change in unrealized gains
     (losses) on investments        (5,763,565)        203,682     (4,751,685)     (1,744,928)    (45,013,396)      (2,246,692)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,665,577)      1,670,013     (5,254,017)        174,881     (42,323,503)       5,460,635
                                   -------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              155,740         204,541         31,562          42,317           2,310            2,570
  Net transfers (including fixed
     account)                         (294,072)       (242,634)      (607,670)       (248,525)     (8,580,638)      (6,452,896)
  Contract charges                        (112)            (67)            --              --         (36,738)         (25,541)
  Transfers for contract benefits
     and terminations               (1,110,264)     (1,563,464)    (1,744,122)     (4,084,425)     (7,709,697)     (11,968,753)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,248,708)     (1,601,624)    (2,320,230)     (4,290,633)    (16,324,763)     (18,444,620)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets                (5,914,285)         68,389     (7,574,247)     (4,115,752)    (58,648,266)     (12,983,985)
NET ASSETS:
  Beginning of period               11,327,734      11,259,345     13,694,030      17,809,782     122,812,705      135,796,690
                                   -------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $ 5,413,449    $ 11,327,734    $ 6,119,783    $ 13,694,030    $ 64,164,439    $ 122,812,705
                                   ============== =============== ============== =============== =============== ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP MONEY MARKET            FIDELITY VIP MID CAP               DWS INTERNATIONAL    MSF FI MID CAP OPPORTUNITIES
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ---------------------------
        2008            2007            2008            2007            2008            2007           2008         2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   $ 653,611     $ 1,373,106      $ (565,504)     $ (286,975)       $ 15,208       $ 391,713      $ (47,326)      $ (72,825)
          --              --       4,005,999       1,489,249       5,161,020         732,180        (88,745)        162,396
          --              --     (27,042,018)      1,421,180     (23,324,279)      3,398,301     (3,499,091)        243,487
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
     653,611       1,373,106     (23,601,523)      2,623,454     (18,148,051)      4,522,194     (3,635,162)        333,058
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   4,469,433       5,298,830      29,092,735      21,898,285       1,880,993       2,213,191        567,543         565,032
   3,370,828         416,063       2,770,299       3,229,460      (1,947,706)        394,829       (126,132)        904,548
      (6,862)         (3,482)        (66,163)         (5,301)         (4,301)         (2,802)          (327)           (199)
  (4,967,871)     (4,509,159)     (2,207,566)     (1,395,375)     (2,885,281)     (3,174,740)      (505,809)       (543,928)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   2,865,528       1,202,252      29,589,305      23,727,069      (2,956,295)       (569,522)       (64,725)        925,453
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   3,519,139       2,575,358       5,987,782      26,350,523     (21,104,346)      3,952,672     (3,699,887)      1,258,511
  38,182,657      35,607,299      40,496,316      14,145,793      39,213,025      35,260,353      6,518,918       5,260,407
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
$ 41,701,796    $ 38,182,657    $ 46,484,098    $ 40,496,316    $ 18,108,679    $ 39,213,025    $ 2,819,031     $ 6,518,918
=============== =============== =============== =============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MSF FI LARGE CAP          MSF FI VALUE LEADERS        MSF RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                          2008           2007           2008           2007           2008           2007
                                   -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (72,291)     $ (63,663)       $ 1,677      $ (40,154)       $ 1,131      $ (37,175)
  Net realized gains (losses)         (290,186)       224,533        212,786        275,415       (383,505)       820,954
  Change in unrealized gains
     (losses) on investments        (1,977,983)      (129,030)    (2,258,092)      (250,698)    (2,531,381)    (1,007,958)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,340,460)        31,840     (2,043,629)       (15,437)    (2,913,755)      (224,179)
                                   -------------- -------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              941,338      2,347,773        610,290      2,375,376        855,484        986,954
  Net transfers (including fixed
     account)                         (231,035)       692,021        427,348        (83,879)         8,135       (303,487)
  Contract charges                     (14,010)        (7,541)       (15,371)        (6,613)          (477)          (311)
  Transfers for contract benefits
     and terminations                 (241,077)      (582,773)      (297,836)      (388,773)      (667,163)      (671,040)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      455,216      2,449,480        724,431      1,896,111        195,979         12,116
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (1,885,244)     2,481,320     (1,319,198)     1,880,674     (2,717,776)      (212,063)
NET ASSETS:
  Beginning of period                4,767,365      2,286,045      4,542,761      2,662,087      8,015,832      8,227,895
                                   -------------- -------------- -------------- -------------- -------------- --------------
  End of period                    $ 2,882,121    $ 4,767,365    $ 3,223,563    $ 4,542,761    $ 5,298,056    $ 8,015,832
                                   ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                     MSF BLACKROCK
MSF JULIUS BAER INTERNATIONAL STOCK           MSF METLIFE STOCK INDEX      LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                        SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------------- --------------------------------- ----------------------------- --------------------------------
       2008                2007             2008             2007           2008           2007           2008              2007
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
   $ 70,056           $ (42,899)         $ 618,236     $ (2,087,640)     $ (10,036)  $    (9,569)     $  (82,675)    $    (144,805)
    397,400             310,620          9,197,418       22,014,259         (6,667)       65,625         360,599         1,509,061
 (3,432,086)             48,677       (115,000,965)      (9,054,135)      (479,683)       70,108      (5,059,965)       (2,028,210)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,964,630)            316,398       (105,185,311)      10,872,484       (496,386)      126,164      (4,782,041)         (663,954)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
    281,018           2,825,776         13,864,485       18,130,798         97,784       101,671       1,485,269         1,866,113
    413,588             437,743        (21,265,657)      (5,345,963)       429,217       309,928      (1,490,563)         (506,986)
     (1,406)               (798)          (771,007)        (804,890)           (90)          (43)           (817)             (542)
   (611,330)           (389,969)       (22,465,702)     (35,956,121)       (45,328)      (29,773)       (758,797)       (1,075,463)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
     81,870           2,872,752        (30,637,881)     (23,976,176)       481,583       381,783        (764,908)          283,122
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,882,760)          3,189,150       (135,823,192)     (13,103,692)       (14,803)      507,947      (5,546,949)         (380,832)
  6,422,071           3,232,921        299,989,839      313,093,531      1,046,603       538,656      12,924,658        13,305,490
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
$ 3,539,311         $ 6,422,071      $ 164,166,647    $ 299,989,839    $ 1,031,800    $ 1,046,603    $ 7,377,709      $ 12,924,658
=============== =================== ================ ================ ============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                           MSF LEHMAN BROTHERS
                                      MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE          AGGREGATE BOND INDEX
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- -------------------------------- -----------------------------
                                           2008            2007           2008              2007           2008           2007
                                   --------------- --------------- -------------- ----------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,124,681       $ 148,712      $ (14,914)        $ (14,386)     $ 270,027      $ 162,454
  Net realized gains (losses)          (342,658)          8,061       (117,850)          221,970        (33,327)        (6,457)
  Change in unrealized gains
     (losses) on investments         (2,808,583)        908,389     (1,221,978)         (177,922)        71,367        152,003
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (2,026,560)      1,065,162     (1,354,742)           29,662        308,067        308,000
                                   --------------- --------------- -------------- ----------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            11,915,342      17,154,514        283,419           285,688      1,079,219        668,220
  Net transfers (including fixed
     account)                        (4,631,754)      2,143,188         62,383         1,473,025      1,116,624      1,145,624
  Contract charges                     (137,935)        (21,995)          (279)             (154)          (653)          (310)
  Transfers for contract benefits
     and terminations                (2,583,411)     (2,092,128)      (280,398)         (299,540)      (853,245)      (485,663)
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     4,562,242      17,183,579         65,125         1,459,019      1,341,945      1,327,871
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets                  2,535,682      18,248,741     (1,289,617)        1,488,681      1,650,012      1,635,871
NET ASSETS:
  Beginning of period                30,160,113      11,911,372      3,754,451         2,265,770      6,246,008      4,610,137
                                   --------------- --------------- -------------- ----------------- -------------- --------------
  End of period                    $ 32,695,795    $ 30,160,113    $ 2,464,834       $ 3,754,451    $ 7,896,020    $ 6,246,008
                                   =============== =============== ============== ================= ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MSF METLIFE
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX            MSF MFS TOTAL RETURN             MID CAP STOCK INDEX
                 SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ------------------------------- -------------------------------
        2008            2007            2008             2007            2008            2007            2008            2007
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    $ 38,666      $ (262,320)      $ 253,222         $ 99,702       $ 859,978       $ 110,001         $ 9,158       $ (80,366)
     723,455         622,671         464,943        1,449,110       1,483,413       1,449,865         917,457       1,113,940
 (11,171,380)       (275,851)     (8,998,610)        (207,275)    (13,827,196)       (955,552)     (6,892,549)       (259,259)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (10,409,259)         84,500      (8,280,445)       1,341,537     (11,483,805)        604,314      (5,965,934)        774,315
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,820,629      13,519,451       2,326,951        2,472,875       3,624,174      18,558,703       2,119,662       2,166,478
   1,865,616       1,016,870        (317,622)       1,914,186      (3,662,735)      4,902,925         414,700       1,135,415
     (77,745)        (13,613)         (1,096)            (707)        (34,506)        (13,282)         (1,122)           (641)
  (1,625,690)     (1,422,029)     (1,233,894)      (1,454,812)     (4,531,196)     (2,891,760)       (924,304)     (1,031,278)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,982,810      13,100,679         774,339        2,931,542      (4,604,263)     20,556,586       1,608,936       2,269,974
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (3,426,449)     13,185,179      (7,506,106)       4,273,079     (16,088,068)     21,160,900      (4,356,998)      3,044,289
  25,634,069      12,448,890      18,684,621       14,411,542      50,198,332      29,037,432      15,036,423      11,992,134
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 22,207,620    $ 25,634,069    $ 11,178,515     $ 18,684,621    $ 34,110,264    $ 50,198,332    $ 10,679,425    $ 15,036,423
=============== =============== =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                       MSF HARRIS OAKMARK FOCUSED
                                          MSF DAVIS VENTURE VALUE                           VALUE             MSF JENNISON GROWTH
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                         2008             2007            2008             2007           2008              2007
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,016,294)    $ (6,081,195)   $ (3,623,184)   $ (4,794,988)      $ 761,603  $   (2,659,080)
  Net realized gains (losses)         11,833,644       22,595,716      13,920,906      64,495,483      13,057,216      13,041,098
  Change in unrealized gains
     (losses) on investments        (240,704,599)         509,254    (145,506,995)    (89,503,608)    (82,069,768)      6,006,766
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (230,887,249)      17,023,775    (135,209,273)    (29,803,113)    (68,250,949)     16,388,784
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             40,000,397       36,845,784       9,130,249      16,537,749      12,824,167       8,277,681
  Net transfers (including fixed
     account)                        (23,752,834)     (16,538,380)    (20,033,647)    (28,581,064)       (197,343)     (2,611,046)
  Contract charges                    (2,092,456)      (2,197,714)       (990,188)     (1,248,800)       (667,143)       (657,263)
  Transfers for contract benefits
     and terminations                (43,178,507)     (67,858,900)    (22,228,269)    (42,905,325)    (13,545,955)    (21,304,737)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (29,023,400)     (49,749,210)    (34,121,855)    (56,197,440)     (1,586,274)    (16,295,365)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (259,910,649)     (32,725,435)   (169,331,128)    (86,000,553)    (69,837,223)         93,419
NET ASSETS:
  Beginning of period                599,873,294      632,598,729     316,048,072     402,048,625     182,244,421     182,151,002
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $ 339,962,645    $ 599,873,294   $ 146,716,944   $ 316,048,072   $ 112,407,198  $  182,244,421
                                   =============== =============== =============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                   MSF T. ROWE     MSF WESTERN ASSET MANAGEMENT
    MSF BLACKROCK MONEY MARKET          PRICE SMALL CAP GROWTH                  U.S. GOVERNMENT    MSF OPPENHEIMER GLOBAL EQUITY
                   SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- --------------------------------
         2008             2007           2008             2007            2008            2007           2008              2007
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  $ 2,829,101       $ 6,785,333       $ (30,739)      $ (16,671)    $ 1,279,318       $ 224,217       $ 26,514         $ (59,550)
           --                --         136,260          67,666        (532,690)        361,346         90,106           153,158
           --                --      (1,371,897)         41,398      (2,345,788)        305,583     (5,106,339)           39,076
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
    2,829,101         6,785,333      (1,266,376)         92,393      (1,599,160)        891,146     (4,989,719)          132,684
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  154,753,709        79,822,231       2,578,082          88,226      28,151,479      17,013,754      3,325,583         6,101,038
  335,399,240       159,285,695         869,829         107,142      21,091,451       8,882,987        374,004           420,568
   (1,518,673)         (784,175)           (388)            (46)       (178,206)        (71,101)       (14,744)           (1,005)
 (137,760,015)     (191,085,821)       (216,735)       (123,964)     (6,755,537)     (6,114,274)      (782,065)         (357,753)
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  350,874,261        47,237,930       3,230,788          71,358      42,309,187      19,711,366      2,902,778         6,162,848
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  353,703,362        54,023,263       1,964,412         163,751      40,710,027      20,602,512     (2,086,941)        6,295,532
  241,601,183       187,577,920       1,279,290       1,115,539      44,641,935      24,039,423      9,987,034         3,691,502
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
$ 595,304,545     $ 241,601,183     $ 3,243,702     $ 1,279,290    $ 85,351,962    $ 44,641,935    $ 7,900,093       $ 9,987,034
================ ================ ================ ============== =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                  MSF METLIFE                   MSF METLIFE    MSF METLIFE CONSERVATIVE TO
                                        AGGRESSIVE ALLOCATION       CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                          2008           2007           2008           2007           2008            2007
                                   -------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (25,774)     $ (30,845)     $ (40,708)     $ (41,865)     $ (42,389)      $ (68,745)
  Net realized gains (losses)         (196,946)        41,290        (71,475)         9,864        (86,998)         45,678
  Change in unrealized gains
     (losses) on investments          (850,302)       (55,561)      (717,596)       117,468     (1,454,221)        130,975
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,073,022)       (45,116)      (829,779)        85,467     (1,583,608)        107,908
                                   -------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                   --      1,285,240      1,166,525        194,853        598,393       1,267,188
  Net transfers (including fixed
     account)                          (62,772)       (77,888)     3,728,592        372,838      2,574,157         168,409
  Contract charges                      (7,084)        (4,448)       (24,398)       (12,657)       (40,469)        (19,318)
  Transfers for contract benefits
     and terminations                  (77,414)       (22,002)    (1,090,329)       (25,797)      (175,914)        (54,591)
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (147,270)     1,180,902      3,780,390        529,237      2,956,167       1,361,688
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (1,220,292)     1,135,786      2,950,611        614,704      1,372,559       1,469,596
 NET ASSETS:
  Beginning of period                2,403,475      1,267,689      2,702,849      2,088,145      4,529,792       3,060,196
                                   -------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $ 1,183,183    $ 2,403,475    $ 5,653,460    $ 2,702,849    $ 5,902,351     $ 4,529,792
                                   ============== ============== ============== ============== ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                             MSF                                                MSF
                                                                   T. ROWE PRICE              MSF    MSF NEUBERGER  MET/DIMENSIONAL
                                        MSF METLIFE MODERATE TO        LARGE CAP    LOOMIS SAYLES           BERMAN    INTERNATIONAL
MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION           GROWTH        SMALL CAP    MID CAP VALUE    SMALL COMPANY
                    SUB-ACCOUNT                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------- ------------------------------- ---------------- ---------------- -------------- ----------------
        2008               2007            2008            2007          2008 (b)         2008 (e)         2008 (e)    2008    (c)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  $ (397,247)        $ (487,840)     $ (644,268)     $ (696,111)        $ (9,589)           $ (62)           $ (28)     $    (105)
      19,479            232,501        (346,085)        106,108          (67,717)              --               --            414
 (14,209,553)           582,917     (23,919,604)        572,440         (340,288)          (3,170)           2,058          7,962
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
 (14,587,321)           327,578     (24,909,957)        (17,563)        (417,594)          (3,232)           2,030          8,271
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
   5,549,758         17,460,937       6,757,533      26,758,613           10,252           22,081           13,802         97,509
   6,248,444          4,567,428       3,920,079      13,288,496        1,027,784            1,308            3,212         22,534
    (291,306)          (105,905)       (456,563)       (151,059)            (305)              --               --             --
  (1,289,862)          (265,457)     (2,177,656)       (763,441)         (54,991)               5             (471)          (175)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  10,217,034         21,657,003       8,043,393      39,132,609          982,740           23,394           16,543        119,868
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  (4,370,287)        21,984,581     (16,866,564)     39,115,046          565,146           20,162           18,573        128,139
  40,157,114         18,172,533      61,541,186      22,426,140               --               --               --             --
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
$ 35,786,827       $ 40,157,114    $ 44,674,622    $ 61,541,186        $ 565,146         $ 20,162         $ 18,573   $    128,139
=============== ================== =============== =============== ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              VAN KAMPEN LIT                                                VAN KAMPEN LIT
                                              CAPITAL GROWTH     VAN KAMPEN LIT ENTERPRISE               GROWTH AND INCOME
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ---------------------------- --------------------------- -------------------------------
                                         2008           2007        2008         2007            2008            2007
                                   ------------- -------------- ------------- ------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (31,663)     $ (116,330)      $ (141)     $ (1,712)        $ 21,774      $ (196,769)
  Net realized gains (losses)         757,973          30,962        1,217         6,611         (512,585)      1,024,830
  Change in unrealized gains
     (losses) on investments       (1,228,958)      1,037,575      (43,899)       11,304      (22,626,597)     (1,228,849)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (502,648)        952,207      (42,823)       16,203      (23,117,408)       (400,788)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             263,608       3,066,220           --            --       36,041,820      30,148,824
  Net transfers (including fixed
     account)                      (8,223,119)        683,909      (25,915)      (13,167)        (355,994)      1,186,546
  Contract charges                     (1,277)         (2,622)          --            --         (103,937)         (4,619)
  Transfers for contract benefits
     and terminations                (603,672)       (508,334)      (4,640)      (35,966)      (4,014,142)     (2,213,799)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (8,564,460)      3,239,173      (30,555)      (49,133)      31,567,747      29,116,952
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets               (9,067,108)      4,191,380      (73,378)      (32,930)       8,450,339      28,716,164
NET ASSETS:
  Beginning of period               9,156,031       4,964,651      122,997       155,927       49,067,204      20,351,040
                                   ------------- -------------- ------------- ------------- --------------- ---------------
  End of period                      $ 88,923     $ 9,156,031     $ 49,619     $ 122,997     $ 57,517,543    $ 49,067,204
                                   ============= ============== ============= ============= =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                    FEDERATED
     VAN KAMPEN LIT COMSTOCK    FEDERATED EQUITY INCOME  FEDERATED HIGH INCOME BOND  MID CAP GROWTH STRATEGIES
                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------- ----------------------- --------------------------- --------------------------
        2008            2007         2008        2007         2008           2007         2008         2007
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
   $ 409,246       $ (259,426)       $ 566    $ 1,816     $ 8,822       $ 8,584      $ (1,563)     $ (2,361)
   1,480,884          975,563          621     15,960     (15,911)         (533)       29,259         1,990
 (34,943,157)      (4,879,310)      (9,945)   (14,812)    (22,836)       (5,482)      (86,498)       28,811
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (33,053,027)      (4,163,173)      (8,758)     2,964     (29,925)        2,569       (58,802)       28,440
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  22,035,737       48,255,261           --         --          --            --            --            --
     287,438        3,137,892           --         --        (397)           --            --        (3,759)
    (105,022)          (8,782)          --         --          --            --            --            --
  (5,946,190)      (3,231,428)      (3,647)   (68,733)    (44,818)       (8,437)       (8,401)      (74,270)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  16,271,963       48,152,943       (3,647)   (68,733)    (45,215)       (8,437)       (8,401)      (78,029)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (16,781,064)      43,989,770      (12,405)   (65,769)    (75,140)       (5,868)      (67,203)      (49,589)
  77,264,934       33,275,164       31,173     96,942     126,835       132,703       139,853       189,442
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
$ 60,483,870     $ 77,264,934     $ 18,768   $ 31,173    $ 51,695     $ 126,835      $ 72,650     $ 139,853
=============== =============== =========== =========== ============ ============== ============ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   NEUBERGER BERMAN GENESIS    ALGER AMERICAN SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK
                                      SUB-ACCOUNT                                 SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------- --------------------------------- ------------------------------
                                      2008         2007            2008              2007           2008            2007
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 355       $ (110)     $ (788,573)     $ (1,062,450)     $ (39,733)      $ (30,954)
  Net realized gains (losses)          (85)       3,031        (234,414)          229,835        (45,515)        558,926
  Change in unrealized gains
     (losses) on investments        (5,060)        (201)    (34,617,982)       12,066,768     (4,164,867)        401,349
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,790)       2,720     (35,640,969)       11,234,153     (4,250,115)        929,321
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               --           --       3,144,413         3,592,591        321,006         392,116
  Net transfers (including fixed
     account)                           --           --      (4,407,593)       (2,859,249)      (757,448)       (491,379)
  Contract charges                      --           --         (11,890)           (8,607)        (2,305)         (1,679)
  Transfers for contract benefits
     and terminations               (1,086)      (1,865)     (4,392,292)       (7,003,107)      (470,194)       (747,825)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,086)      (1,865)     (5,667,362)       (6,278,372)      (908,941)       (848,767)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (5,876)         855     (41,308,331)        4,955,781     (5,159,056)         80,554
NET ASSETS:
  Beginning of period               14,022       13,167      79,134,670        74,178,889     10,486,221      10,405,667
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
  End of period                    $ 8,146     $ 14,022    $ 37,826,339      $ 79,134,670    $ 5,327,165    $ 10,486,221
                                   ========== ============ =============== ================= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                 AMERICAN FUNDS
T. ROWE PRICE INTERNATIONAL STOCK    T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE GROWTH    GLOBAL SMALL CAPITALIZATION
                      SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT                                  SUB-ACCOUNT
------------------------------------ ------------------------------ --------------------------- ------------------------------
     2008                    2007           2008            2007       2008             2007            2008            2007
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
  $ 6,423                $ 10,041       $ 29,227        $ 67,794       $ 25            $ (14)     $ (467,351)      $ 450,594
   (5,964)                192,846            (22)             --        215              259       3,936,749       3,464,752
 (606,967)                (42,947)           200              --     (4,434)             573     (29,905,104)        (92,073)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (606,508)                159,940         29,405          67,794     (4,194)             818     (26,435,706)      3,823,273
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
   43,498                  50,756          4,842           6,591         --               --      18,818,576       8,484,152
 (137,333)                (50,069)     1,136,744         598,123         --               --       2,183,669       5,276,068
     (297)                   (224)          (374)           (239)        --               --         (38,107)         (1,087)
  (53,471)               (129,527)      (702,555)       (441,013)      (720)            (740)     (2,136,178)     (2,323,409)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (147,603)               (129,064)       438,657         163,462       (720)            (740)     18,827,960      11,435,724
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (754,111)                 30,876        468,062         231,256     (4,914)              78      (7,607,746)     15,258,997
1,365,106               1,334,230      1,750,411       1,519,155      9,932            9,854      35,036,450      19,777,453
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
$ 610,995             $ 1,365,106    $ 2,218,473     $ 1,750,411    $ 5,018          $ 9,932    $ 27,428,704    $ 35,036,450
============ ======================= ============== =============== ========== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH - INCOME    AMERICAN FUNDS GLOBAL GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ -------------------------------- --------------------------------
                                            2008            2007           2008            2007             2008              2007
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (1,337,463)   $ (1,081,107)     $ 656,303        $ 365,154        $ 636,786     $   1,046,183
  Net realized gains (losses)         25,599,744      12,136,447      9,232,482        4,125,017        8,980,545         2,396,791
  Change in unrealized gains
     (losses) on investments        (174,410,801)      2,531,680    (85,104,056)      (3,416,856)     (66,659,058)        3,316,954
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (150,148,520)     13,587,020    (75,215,271)       1,073,315      (57,041,727)        6,759,928
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            130,427,869     124,005,411     61,334,055       78,043,836       53,088,801        62,510,143
  Net transfers (including fixed
     account)                         22,308,695      10,465,902      6,294,058        9,306,823        8,047,145         6,440,655
  Contract charges                      (654,595)       (130,513)      (385,213)         (85,085)        (331,809)          (67,412)
  Transfers for contract benefits
     and terminations                (16,595,294)    (13,668,271)   (11,440,194)      (8,458,885)      (7,159,482)       (5,336,101)
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    135,486,675     120,672,529     55,802,706       78,806,689       53,644,655        63,547,285
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                 (14,661,845)    134,259,549    (19,412,565)      79,880,004       (3,397,072)       70,307,213
NET ASSETS:
  Beginning of period                245,762,919     111,503,370    156,224,069       76,344,065      104,847,881        34,540,668
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
  End of period                    $ 231,101,074   $ 245,762,919  $ 136,811,504    $ 156,224,069    $ 101,450,809   $   104,847,881
                                   =============== ============== =============== ================ ================ ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    FTVIPT                         FTVIPT                        FTVIPT
        AMERICAN FUNDS BOND       MUTUAL SHARES SECURITIES   TEMPLETON FOREIGN SECURITIES   TEMPLETON GROWTH SECURITIES
                SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------------- -----------------------------
        2008        2007 (d)           2008          2007            2008          2007            2008          2007
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
 $ 1,277,174       $ 218,036     $ 1,217,989    $   (128,578)     $ 287,100       $ 2,587        $ 88,667     $ (89,613)
     (24,196)            799       1,876,128       1,812,038      5,010,780     1,945,321       1,467,301     1,219,928
  (3,510,614)       (187,750)    (36,089,735)     (2,198,007)   (34,118,181)    2,747,346     (20,786,300)   (1,451,628)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  (2,257,636)         31,085     (32,995,618)       (514,547)   (28,820,301)    4,695,254     (19,230,332)     (321,313)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  19,980,627       6,136,418      26,002,516      41,583,406     21,666,432    31,277,528      11,094,817    23,561,019
   3,428,761         493,134        (992,434)      3,725,554      3,288,265       892,948         225,168     1,221,316
     (45,038)             --         (83,371)         (6,385)      (288,990)      (80,942)        (46,450)       (4,615)
    (729,544)        (20,696)     (4,752,679)     (2,926,018)    (3,792,529)   (4,423,865)     (2,209,785)   (1,543,001)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  22,634,806       6,608,856      20,174,032      42,376,557     20,873,178    27,665,669       9,063,750    23,234,719
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  20,377,170       6,639,941     (12,821,586)     41,862,010     (7,947,123)   32,360,923     (10,166,582)   22,913,406
   6,639,941              --      71,392,728      29,530,718     56,498,732    24,137,809      38,096,365    15,182,959
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
$ 27,017,111     $ 6,639,941    $ 58,571,142    $ 71,392,728   $ 48,551,609  $ 56,498,732    $ 27,929,783  $ 38,096,365
=============== ============== =============== ============= =============== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                         FTVIPT               FTVIPT TEMPLETON               FTVIPT FRANKLIN
                                     FRANKLIN INCOME SECURITIES       GLOBAL INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------ -----------------------------
                                           2008            2007            2008        2007 (d)          2008        2007 (d)
                                   --------------- --------------- --------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 3,699,656       $ 911,949       $ 255,021      $ (11,671)      $ (9,839)      $ (7,256)
  Net realized gains (losses)           440,385         500,496         (28,320)           248        197,482         (2,830)
  Change in unrealized gains
     (losses) on investments        (38,217,481)     (1,585,931)        289,110         76,020     (1,934,460)      (107,802)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (34,077,440)       (173,486)        515,811         64,597     (1,746,817)      (117,888)
                                   --------------- --------------- --------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            35,487,751      54,696,663      14,726,091      3,828,978      4,625,563      2,233,558
  Net transfers (including fixed
     account)                        (1,638,640)      7,988,180         500,732        198,065          9,949         98,702
  Contract charges                     (145,377)        (20,633)        (29,321)            --        (12,034)            --
  Transfers for contract benefits
     and terminations                (5,696,055)     (2,792,326)       (218,307)       (10,769)      (119,562)        (5,885)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    28,007,679      59,871,884      14,979,195      4,016,274      4,503,916      2,326,375
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (6,069,761)     59,698,398      15,495,006      4,080,871      2,757,099      2,208,487
NET ASSETS:
  Beginning of period                88,519,218      28,820,820       4,080,871             --      2,208,487             --
                                   --------------- --------------- --------------- -------------- -------------- --------------
  End of period                    $ 82,449,457    $ 88,519,218    $ 19,575,877    $ 4,080,871    $ 4,965,586    $ 2,208,487
                                   =============== =============== =============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                              PIONEER VCT     PIONEER VCT
       UIF EQUITY AND INCOME            UIF U.S. REAL ESTATE        UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------- ------------------------------- ----------------------------- -------------- ---------------
        2008            2007            2008            2007           2008        2007 (d)       2008 (e)        2008 (e)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 $ 1,600,653       $ 538,434       $ 922,883       $ 297,458      $ (32,127)      $ (6,389)         $ 706          $ (396)
   1,431,873       2,896,435      17,075,264       3,779,804      1,834,014         (1,188)          (509)         (1,801)
 (50,294,653)     (3,278,237)    (39,422,041)    (16,191,487)    (5,269,797)       (47,921)           444           3,133
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 (47,262,127)        156,632     (21,423,894)    (12,114,225)    (3,467,910)       (55,498)           641             936
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  66,377,368      98,691,170      11,412,894      40,976,775      7,780,640      2,680,461         77,337         132,197
 (13,990,587)      6,568,747        (903,678)     (1,236,489)       230,848        212,273          3,931          33,929
    (239,699)        (15,080)        (65,125)         (7,560)       (16,162)            --             --              --
 (12,751,341)     (7,673,247)     (3,774,973)     (2,516,185)      (166,677)        (3,567)            93         (10,496)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  39,395,741      97,571,590       6,669,118      37,216,541      7,828,649      2,889,167         81,361         155,630
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  (7,866,386)     97,728,222     (14,754,776)     25,102,316      4,360,739      2,833,669         82,002         156,566
 166,104,798      68,376,576      52,908,525      27,806,209      2,833,669             --             --              --
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
$158,238,412    $166,104,798    $ 38,153,749    $ 52,908,525    $ 7,194,408    $ 2,833,669       $ 82,002       $ 156,566
=============== =============== =============== =============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                PIONEER VCT
                                   PIONEER VCT                                    PIONEER VCT                      IBBOTSON
                                      EMERGING      PIONEER VCT    PIONEER VCT         GLOBAL    PIONEER VCT     AGGRESSIVE
                                       MARKETS    EQUITY INCOME           FUND     HIGH YIELD     HIGH YIELD     ALLOCATION
                                   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- ---------------- -------------- -------------- -------------- --------------
                                       2008 (e)         2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (124)           $ 116          $ 177          $ 108          $ 250          $ (11)
  Net realized gains (losses)               (7)              --         36,059             --             --             --
  Change in unrealized gains
     (losses) on investments            (1,056)               3        (39,483)          (200)        (1,915)          (113)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (1,187)             119         (3,247)           (92)        (1,665)          (124)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               42,099           28,440         45,062             --         10,562          5,238
  Net transfers (including fixed
     account)                            4,027            4,509            461          3,431          1,255             --
  Contract charges                          --               --             --             --             --             --
  Transfers for contract benefits
     and terminations                   (1,135)            (623)        (2,603)           (12)            (6)           (47)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       44,991           32,326         42,920          3,419         11,811          5,191
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                    43,804           32,445         39,673          3,327         10,146          5,067
NET ASSETS:
  Beginning of period                       --               --             --             --             --             --
                                   -------------- ---------------- -------------- -------------- -------------- --------------
  End of period                       $ 43,804         $ 32,445       $ 39,673        $ 3,327       $ 10,146        $ 5,067
                                   ============== ================ ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT    PIONEER VCT                                                     PIONEER VCT
   IBBOTSON       IBBOTSON      PIONEER VCT                                      OAK RIDGE    PIONEER VCT    PIONEER VCT
     GROWTH       MODERATE    INTERNATIONAL                     PIONEER VCT      LARGE CAP    REAL ESTATE      SMALL CAP
 ALLOCATION     ALLOCATION            VALUE                   MID CAP VALUE         GROWTH         SHARES          VALUE
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- ---------------- ------------------------------- -------------- -------------- --------------
    2008 (e)       2008 (e)         2008 (e)           2008            2007        2008 (e)       2008 (e)       2008 (e)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
   $ (4,020)      $ (3,501)            $ (6)     $ (171,541)     $ (188,314)         $ (14)         $ 439          $ (26)
       (544)          (966)              --       1,709,181       1,586,469             --             (7)            --
     65,380       (168,655)              30     (12,832,992)     (1,953,012)           909         (3,723)        (1,807)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
     60,816       (173,122)              24     (11,295,352)       (554,857)           895         (3,291)        (1,833)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,354,004      1,235,817            2,619      10,293,285      17,737,711         13,264         33,721         11,947
    160,785         70,006              770         130,601       2,118,162          1,078          3,431            705
         --             --               --         (47,134)         (3,033)            --             --             --
     11,630         (5,540)             (38)     (1,918,388)       (788,256)          (782)          (728)          (471)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,526,419      1,300,283            3,351       8,458,364      19,064,584         13,560         36,424         12,181
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,587,235      1,127,161            3,375      (2,836,988)     18,509,727         14,455         33,133         10,348
         --             --               --      26,728,784       8,219,057             --             --             --
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
$ 3,587,235    $ 1,127,161          $ 3,375    $ 23,891,796    $ 26,728,784       $ 14,455       $ 33,133       $ 10,348
============== ============== ================ =============== =============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        PIONEER VCT
                                   STRATEGIC INCOME         LMPVET SMALL CAP GROWTH              LMPVET INVESTORS
                                        SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------- ------------------------------- -----------------------------
                                            2008 (e)           2008            2007           2008           2007
                                   ------------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                $ 325      $ (193,406)     $ (120,139)     $ (22,462)     $ (11,812)
  Net realized gains (losses)                   (61)        308,553         718,029       (159,162)       216,616
  Change in unrealized gains
     (losses) on investments                    676      (6,234,277)       (170,870)    (1,122,112)      (220,243)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                          940      (6,119,130)        427,020     (1,303,736)       (15,439)
                                   ------------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                    48,435       6,282,876       5,972,017        426,003      1,316,991
  Net transfers (including fixed
     account)                                 5,847         230,633         657,704     (1,625,864)     1,683,578
  Contract charges                               --         (42,556)         (9,424)        (8,079)        (8,601)
  Transfers for contract benefits
     and terminations                           388        (678,502)       (425,523)      (175,426)      (404,812)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions            54,670       5,792,451       6,194,774     (1,383,366)     2,587,156
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                         55,610        (326,679)      6,621,794     (2,687,102)     2,571,717
NET ASSETS:
  Beginning of period                            --      10,904,358       4,282,564      4,699,165      2,127,448
                                   ------------------- --------------- --------------- -------------- --------------
  End of period                            $ 55,610    $ 10,577,679    $ 10,904,358    $ 2,012,063    $ 4,699,165
                                   =================== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         LMPVET EQUITY INDEX        LMPVET FUNDAMENTAL VALUE             LMPVET APPRECIATION         LMPVET AGGRESSIVE GROWTH
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007            2008             2007
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  $ (477,077)     $ (438,400)      $ 216,892       $ (56,951)      $ (93,176)     $ (170,291)   $ (1,791,540)    $ (1,764,476)
     (37,403)      3,406,118      (1,448,547)      4,041,837       2,338,316       6,764,065        (890,539)         778,104
 (24,324,125)     (2,264,449)    (33,402,986)     (5,252,831)    (31,109,184)     (2,893,138)    (53,980,569)        (263,742)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (24,838,605)        703,269     (34,634,641)     (1,267,945)    (28,864,044)      3,700,636     (56,662,648)      (1,250,114)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
   1,398,164      28,958,701      18,092,203      43,728,640      25,300,175      38,382,840      25,083,289       56,918,833
     (52,626)        124,568      (2,079,921)      2,751,442      (3,022,849)      7,759,071         218,797        5,338,346
     (22,693)        (10,688)        (89,125)        (16,660)       (110,293)        (24,224)       (174,804)         (61,018)
  (5,272,175)     (4,690,330)     (6,425,407)     (4,151,502)     (6,678,226)     (4,532,695)     (9,719,755)      (6,928,890)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  (3,949,330)     24,382,251       9,497,750      42,311,920      15,488,807      41,584,992      15,407,527       55,267,271
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (28,787,935)     25,085,520     (25,136,891)     41,043,975     (13,375,237)     45,285,628     (41,255,121)      54,017,157
  66,117,281      41,031,761      84,463,307      43,419,332      83,497,462      38,211,834     127,959,661       73,942,504
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
$ 37,329,346    $ 66,117,281    $ 59,326,416    $ 84,463,307    $ 70,122,225    $ 83,497,462    $ 86,704,540    $ 127,959,661
=============== =============== =============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS       LMPVET CAPITAL AND INCOME
                                                  SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ----------------------- -------------------------------
                                          2008           2007         2008       2007            2008            2007
                                   -------------- -------------- ------------ ---------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (121,801)    $ (145,514)       $ 2,816      $ 798      $ (246,270)      $ 158,572
  Net realized gains (losses)         (160,593)       135,272        (46,175)    97,920      (2,081,258)      9,551,295
  Change in unrealized gains
     (losses) on investments        (3,323,792)       250,277       (179,725)   (63,896)    (20,848,047)     (9,641,183)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (3,606,186)       240,035       (223,084)    34,822     (23,175,575)         68,684
                                   -------------- -------------- ------------ ---------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              404,748      4,327,458         25,515    212,162      12,322,899       7,614,688
  Net transfers (including fixed
     account)                         (244,960)       610,270        248,226     51,439      (1,556,121)     52,225,304
  Contract charges                     (26,623)       (17,705)          (239)       (65)        (20,663)        (10,082)
  Transfers for contract benefits
     and terminations                 (944,251)    (1,184,051)       (48,482)   (13,902)     (4,206,113)     (2,193,424)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (811,086)     3,735,972        225,020    249,634       6,540,002      57,636,486
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets                (4,417,272)     3,976,007          1,936    284,456     (16,635,573)     57,705,170
NET ASSETS:
  Beginning of period                9,921,012      5,945,005        565,965    281,509      59,957,587       2,252,417
                                   -------------- -------------- ------------ ---------- --------------- ---------------
  End of period                    $ 5,503,740    $ 9,921,012      $ 567,901  $ 565,965    $ 43,322,014    $ 59,957,587
                                   ============== ============== ============ ========== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                               LMPVET
            LMPVET CAPITAL          LMPVET GLOBAL EQUITY      LMPVET DIVIDEND STRATEGY       LIFESTYLE ALLOCATION 50%
               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ----------------------------- ----------------------------- ---------------------------
       2008           2007           2008           2007           2008           2007           2008         2007
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 $ (123,893)     $ (93,519)     $ (92,836)     $ (77,834)       $ 78,630       $ 68,634      $ 160,063     $ 231,911
  1,001,895        556,043         (8,407)       470,179        (240,972)        31,060        (98,473)      133,323
 (4,421,596)      (598,669)    (2,901,842)      (171,007)     (2,364,206)        47,810     (2,836,929)     (374,438)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (3,543,594)      (136,145)    (3,003,085)       221,338      (2,526,548)       147,504     (2,775,339)       (9,204)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
     42,916      5,276,317         43,001      1,518,943       1,197,960      4,756,217        906,766     6,331,338
   (444,451)       140,677       (894,326)     1,056,116        (711,418)       612,655       (444,967)      587,867
    (34,395)       (16,135)       (19,802)       (16,770)        (15,120)        (5,197)        (2,110)         (432)
   (664,052)    (1,011,067)      (584,888)      (263,668)       (665,652)      (299,906)      (622,254)     (295,310)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (1,099,982)     4,389,792     (1,456,015)     2,294,621        (194,230)     5,063,769       (162,565)    6,623,463
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (4,643,576)     4,253,647     (4,459,100)     2,515,959      (2,720,778)     5,211,273     (2,937,904)    6,614,259
  8,963,789      4,710,142      7,705,323      5,189,364       8,243,529      3,032,256      9,409,255     2,794,996
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
$ 4,320,213    $ 8,963,789    $ 3,246,223    $ 7,705,323     $ 5,522,751    $ 8,243,529    $ 6,471,351   $ 9,409,255
============== ============== ============== ============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   LMPVET LIFESTYLE ALLOCATION 70%    LMPVET LIFESTYLE ALLOCATION 85% LMPVIT ADJUSTABLE RATE INCOME
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ---------------------------------- -----------------------------
                                          2008             2007            2008               2007           2008            2007
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 31,313         $ 65,129       $ 273,760          $ 196,021       $ 69,546      $    105,856
  Net realized gains (losses)         (150,226)          49,152         (58,061)           104,353       (164,548)           (3,665)
  Change in unrealized gains
     (losses) on investments        (1,315,549)        (194,902)    (12,155,524)          (650,821)      (521,720)         (117,934)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,434,462)         (80,621)    (11,939,825)          (350,447)      (616,722)          (15,743)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              794,881        2,776,682      19,759,139         15,233,223         98,248         1,024,273
  Net transfers (including fixed
     account)                         (101,697)         711,199       2,090,926          1,501,702       (636,990)          188,818
  Contract charges                      (1,006)            (274)        (87,142)              (253)        (1,039)           (1,053)
  Transfers for contract benefits
     and terminations                 (207,619)         (74,936)       (528,892)          (123,496)      (234,158)         (237,909)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      484,559        3,412,671      21,234,031         16,611,176       (773,939)          974,129
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets                  (949,903)       3,332,050       9,294,206         16,260,729     (1,390,661)          958,386
NET ASSETS:
  Beginning of period                3,668,950          336,900      16,581,727            320,998      3,178,900         2,220,514
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
  End of period                    $ 2,719,047      $ 3,668,950    $ 25,875,933       $ 16,581,727    $ 1,788,239    $    3,178,900
                                   ============== ================ =============== ================== ============= ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVIT GLOBAL HIGH YIELD BOND             LMPVIT MONEY MARKET
                  SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------- -------------------------------
        2008             2007            2008            2007
--------------- ---------------- --------------- ---------------
 $ 3,663,471      $ 2,498,979       $ 629,570     $ 1,033,839
  (1,351,968)         192,209              --              --
 (16,334,758)      (3,622,401)             --              --
--------------- ---------------- --------------- ---------------
 (14,023,255)        (931,213)        629,570       1,033,839
--------------- ---------------- --------------- ---------------
   8,016,867       24,720,376      74,917,911      56,919,433
  (2,081,044)       1,958,236      10,849,243     (24,059,265)
     (56,224)         (13,699)       (100,427)        (27,274)
  (3,221,805)      (1,989,860)    (15,740,214)     (9,895,971)
--------------- ---------------- --------------- ---------------
   2,657,794       24,675,053      69,926,513      22,936,923
--------------- ---------------- --------------- ---------------
 (11,365,461)      23,743,840      70,556,083      23,970,762
  40,738,484       16,994,644      44,647,513      20,676,751
--------------- ---------------- --------------- ---------------
$ 29,373,023     $ 40,738,484    $115,203,596    $ 44,647,513
=============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS")
Oppenheimer Variable Account Funds ("Oppenheimer")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
Alger Variable Insurance Funds ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation
Sub-Account**
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account**
MIST RCM Technology Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account**

MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account**
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Sub-Account (a)
MIST American Funds Growth Allocation
Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation
Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy
Sub-Account (a)
MIST SSgA Growth ETF Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account (a)
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account**
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account**
Fidelity VIP Overseas Sub-Account**
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account**
Fidelity VIP Money Market Sub-Account**
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account**
MSF FI Mid Cap Opportunities Sub-Account**
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account**
MSF Julius Baer International Stock Sub-Account**
MSF MetLife Stock Index Sub-Account**
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account**

MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account**
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account**
MSF Harris Oakmark Focused Value Sub-Account**
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account**
MSF Western Asset Management U.S. Government
Sub-Account**
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MSF Loomis Sayles Small Cap Sub-Account (a)
MSF Neuberger Berman Mid Cap Value Sub-Account (a)
MSF Met/Dimensional International Small Company
Sub-Account (a)
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kampen LIT Growth and Income Sub-Account**
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Berman Genesis Sub-Account
Alger American SmallCap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account**
American Funds Growth Sub-Account**
American Funds Growth - Income Sub-Account**
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account** (a)
Pioneer VCT Cullen Value Sub-Account (a)
Pioneer VCT Emerging Markets Sub-Account (a)
Pioneer VCT Equity Income Sub-Account (a)
Pioneer VCT Fund Sub-Account (a)
Pioneer VCT Global High Yield Sub-Account (a)
Pioneer VCT High Yield Sub-Account (a)
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Growth Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account (a)
Pioneer VCT International Value Sub-Account (a)
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account (a)

Pioneer VCT Real Estate Shares Sub-Account (a)
Pioneer VCT Small Cap Value Sub-Account (a)
Pioneer VCT Strategic Income Sub-Account (a)
Pioneer VCT Independence Sub-Account*
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account**
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account**
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account**
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

* This Sub-Account had no net assets as of December 31, 2008.

** This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

Van Kampen LIT Strategic Growth Sub-Account
AllianceBernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

Name changes:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
Van Kampen LIT Strategic Growth Portfolio
Alger American Small Capitalization Portfolio

NEW NAME

Clarion Global Real Estate Portfolio
Julius Baer International Stock Portfolio
MFS Value Portfolio
Van Kampen LIT Capital Growth Portfolio
Alger American SmallCap Growth Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

Portfolio Reorganization:

OLD NAME
MIST MFS Value Portfolio

NEW NAME
MSF MFS Value Portfolio

SUBSTITUTIONS:

OLD NAME

Van Kampen LIT Strategic Growth Portfolio
AllianceBernstein Large Cap Growth Portfolio
Templeton Developing Markets Securities Fund

NEW NAME
Jennison Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Emerging Markets Equity Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATIONS
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Acccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets.
Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No.
48. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS --AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk              0.74% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.10% - 0.35%
                                        ---------------
Distribution Expense                            0.10%
                                        ---------------
Guaranteed Minimum Accumulation Benefit         1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. An administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ------------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           27,323,354   692,133,106    83,717,355    107,248,641
MIST Lord Abbett Bond Debenture Sub-Account              18,439,651   224,746,090    19,501,662     67,974,297
MIST Van Kampen Mid Cap Growth Sub-Account                4,888,308    46,379,887    25,760,095      1,238,451
MIST Lord Abbett Mid Cap Value Sub-Account                2,327,198    36,431,677    21,445,939      1,890,571
MIST Lazard Mid Cap Sub-Account                          10,189,009   130,898,801    17,042,355     15,529,648
MIST Met/AIM Small Cap Growth Sub-Account                12,204,890   150,835,025    23,908,134     25,990,330
MIST Harris Oakmark International Sub-Account            22,335,527   327,997,652    67,587,998     65,670,795
MIST Third Avenue Small Cap Value Sub-Account            19,013,916   271,101,038    38,937,388     56,351,045
MIST Oppenheimer Capital Appreciation Sub-Account        40,898,919   321,114,343    86,318,953     58,405,661
MIST Legg Mason Partners Aggressive Growth Sub-Account   12,626,943    90,835,589     5,855,713     14,991,074
MIST PIMCO Total Return Sub-Account                      47,213,648   544,593,013   155,771,250     55,048,681
MIST RCM Technology Sub-Account                          15,968,784    71,189,715    36,527,082     20,759,000
MIST PIMCO Inflation Protected Bond Sub-Account          26,009,393   278,940,148   102,914,620     67,781,959
MIST T. Rowe Price Mid Cap Growth Sub-Account            26,795,382   198,432,302    41,981,500     32,058,938
MIST MFS Research International Sub-Account              27,839,697   329,591,675    72,468,381     28,341,402
MIST Clarion Global Real Estate Sub-Account               8,679,202   121,844,303    34,095,280     18,419,408
MIST Turner Mid Cap Growth Sub-Account                    4,871,105    59,105,167    19,823,968     16,240,066
MIST Goldman Sachs Mid Cap Value Sub-Account              8,649,472   112,201,592    12,440,699     30,512,646
MIST MetLife Defensive Strategy Sub-Account             102,626,529 1,080,515,265   660,531,011    148,339,911
MIST MetLife Moderate Strategy Sub-Account              166,031,609 1,769,740,131   403,746,934     84,883,439
MIST MetLife Balanced Strategy Sub-Account              465,445,683 4,989,952,336   763,643,172    329,849,889
MIST MetLife Growth Strategy Sub-Account                556,766,897 6,355,710,947 1,011,691,877    368,495,122
MIST MetLife Aggressive Strategy Sub-Account             47,904,101   524,598,467    93,844,526    103,301,255
MIST Van Kampen Comstock Sub-Account                      5,952,048    63,457,193    15,214,343     10,414,518
MIST Legg Mason Value Equity Sub-Account                  9,722,079    86,477,973    36,449,375      6,633,311
MIST MFS Emerging Markets Equity Sub-Account             10,582,078   100,889,180    67,118,876     18,901,255
MIST Loomis Sayles Global Markets Sub-Account             6,263,925    72,369,950    39,203,430     14,464,039
MIST Met/AIM Capital Appreciation Sub-Account               360,309     3,867,913     2,172,653        495,547
MIST Janus Forty Sub-Account                                254,117    18,192,528    12,515,942      1,713,245
MIST Dreman Small Cap Value Sub-Account                   1,251,234    16,510,338     6,030,067      1,064,789
MIST Pioneer Fund Sub-Account                             1,623,745    19,843,361    17,064,012      4,461,779
MIST Pioneer Strategic Income Sub-Account                15,436,827   146,979,130    70,800,376     16,512,236
MIST BlackRock Large Cap Core Sub-Account                   543,747     5,539,478     1,877,945        633,581
MIST BlackRock High Yield Sub-Account                     2,361,608    17,637,485    22,560,508     10,799,353
MIST Rainier Large Cap Equity Sub-Account                 4,106,746    35,807,406    36,346,695      6,124,519
MIST American Funds Balanced Allocation Sub-Account (a)  48,807,226   412,768,025   425,392,162     11,436,639
MIST American Funds Bond Sub-Account (a)                  3,283,420    31,253,317    32,046,076        749,999
MIST American Funds Growth Sub-Account (a)                9,850,652    74,645,792    74,810,363        132,647
MIST American Funds Growth Allocation Sub-Account (a)    77,398,552   645,630,913   645,706,607         51,542
MIST American Funds International Sub-Account (a)         8,022,946    62,783,016    63,825,718        748,518
MIST American Funds Moderate Allocation Sub-Account (a)  29,922,565   263,626,582   273,360,079      8,376,725
MIST Met/Franklin Mutual Shares Sub-Account (a)           2,015,376    16,233,709    16,815,964        478,015
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                        27,740,084   238,297,654   239,108,409        764,130
MIST SSgA Growth ETF Sub-Account (b)                        191,259     1,421,486     1,421,486             --
MIST SSgA Growth and Income ETF Sub-Account (b)             313,414     2,493,308     2,533,850         42,945
AIM V.I. Core Equity Sub-Account                             19,845       499,583        48,458        310,025
AIM V.I. Capital Appreciation Sub-Account                     9,513       241,972        43,210        162,716
AIM V.I. International Growth Sub-Account                 1,453,900    38,790,668    31,429,861      3,116,163
AIM V.I. Basic Balanced Sub-Account                          42,441       465,382        68,972        220,029
AIM V.I. Global Real Estate Sub-Account                     259,405     4,427,488     2,766,649        162,998
MFS Research Sub-Account                                      7,327       119,592           859         48,010
MFS Investors Trust Sub-Account                               3,309        60,224        11,316         57,249
MFS New Discovery Sub-Account                                 5,432        81,784        14,535         23,253
Oppenheimer Main Street Sub-Account                           7,448       153,041        14,416         66,348
Oppenheimer Core Bond Sub-Account                            14,888       161,737         8,402         90,963

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
Oppenheimer Strategic Bond Sub-Account                    2,959       14,271         1,544         31,213
Oppenheimer Main Street Small Cap Sub-Account         1,837,936   26,952,615    21,173,487      1,926,794
Oppenheimer Money Sub-Account                           149,601      149,601         4,869         23,449
Fidelity VIP Asset Manager Sub-Account                8,588,358  132,202,478    16,833,975     17,604,189
Fidelity VIP Growth Sub-Account                       4,734,957  178,187,772     2,666,277     23,829,760
Fidelity VIP Contrafund Sub-Account                  14,478,742  346,260,528    52,079,169     33,045,582
Fidelity VIP Overseas Sub-Account                       444,820    8,447,551     1,540,378      1,606,894
Fidelity VIP Equity-Income Sub-Account                  464,323   10,846,360       434,089      2,657,053
Fidelity VIP Index 500 Sub-Account                      646,885   82,868,654     3,013,726     17,605,456
Fidelity VIP Money Market Sub-Account                41,701,885   41,701,885     9,527,206      6,008,055
Fidelity VIP Mid Cap Sub-Account                      2,565,369   71,453,866    38,826,355      3,764,145
DWS International Sub-Account                         2,777,406   30,778,780     6,714,680      4,194,186
MSF FI Mid Cap Opportunities Sub-Account                299,273    5,302,552     1,062,821      1,174,777
MSF FI Large Cap Sub-Account                            356,309    4,857,056     1,181,048        798,168
MSF FI Value Leaders Sub-Account                         30,329    5,588,995     1,803,835        641,141
MSF Russell 2000 Index Sub-Account                      595,964    8,083,908     4,718,332      4,137,879
MSF Julius Baer International Stock Sub-Account         459,732    6,576,269     1,759,091        958,258
MSF MetLife Stock Index Sub-Account                   7,604,201  224,789,259    31,583,394     51,361,885
MSF BlackRock Legacy Large Cap Growth Sub-Account        61,018    1,418,228       747,254        275,749
MSF BlackRock Strategic Value Sub-Account               870,019   14,141,275     1,997,103      1,843,384
MSF BlackRock Bond Income Sub-Account                   320,806   34,406,402    13,621,327      7,934,469
MSF BlackRock Large Cap Value Sub-Account               284,631    3,650,383       892,890        789,667
MSF Lehman Brothers Aggregate Bond Index Sub-Account    711,354    7,657,130     3,973,025      2,361,097
MSF MFS Value Sub-Account                             2,395,693   32,514,949    17,677,682      8,131,066
MSF Morgan Stanley EAFE Index Sub-Account             1,194,292   16,901,288     3,765,441      2,099,561
MSF MFS Total Return Sub-Account                        318,607   46,929,892     8,964,944      9,204,634
MSF MetLife Mid Cap Stock Index Sub-Account           1,233,193   16,871,631     4,754,870      1,879,845
MSF Davis Venture Value Sub-Account                  15,727,851  419,080,497    35,738,961     64,049,437
MSF Harris Oakmark Focused Value Sub-Account          1,417,984  312,574,704    33,718,907     43,257,281
MSF Jennison Growth Sub-Account                      14,485,418  154,604,972    36,167,234     24,164,082
MSF BlackRock Money Market Sub-Account                5,953,049  595,304,824   476,086,261    122,383,140
MSF T. Rowe Price Small Cap Growth Sub-Account          366,306    4,506,652     3,833,432        415,419
MSF Western Asset Management U.S. Government
  Sub-Account                                         7,185,973   86,888,055    64,266,606     20,678,220
MSF Oppenheimer Global Equity Sub-Account               801,266   12,651,880     4,404,053      1,134,306
MSF MetLife Aggressive Allocation Sub-Account           162,578    2,007,310       258,875        371,454
MSF MetLife Conservative Allocation Sub-Account         604,030    6,167,956     5,415,763      1,640,579
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                           666,964    7,035,624     4,112,683      1,135,364
MSF MetLife Moderate Allocation Sub-Account           4,275,620   48,324,389    13,360,378      3,017,942
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                         5,676,604   66,628,193    14,385,218      6,016,313
MSF T. Rowe Price Large Cap Growth Sub-Account           62,730      905,485     1,148,953        175,751
MSF Loomis Sayles Small Cap Sub-Account (c)                 153       23,398        23,399              1
MSF Neuberger Berman Mid Cap Value Sub-Account (c)        1,710       16,546        16,547              1
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                        12,623      120,286       128,677          8,805
Van Kampen LIT Capital Growth Sub-Account                 5,201      162,115       982,173      9,578,668
Van Kampen LIT Enterprise Sub-Account                     5,030       75,961        29,308         59,971
Van Kampen LIT Growth and Income Sub-Account          4,195,300   79,674,153    40,747,599      7,501,810
Van Kampen LIT Comstock Sub-Account                   7,358,177   97,733,861    24,990,216      4,556,364
Federated Equity Income Sub-Account                       1,724       22,359           911          4,023
Federated High Income Bond Sub-Account                   10,286       78,110        10,280         46,661
Federated Mid Cap Growth Strategies Sub-Account           5,706      148,024        31,625          9,918
Neuberger Berman Genesis Sub-Account                        263        8,959           475          1,212
Alger American SmallCap Growth Sub-Account            2,151,669   62,618,473     1,454,249      7,097,473

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
T. Rowe Price Growth Stock Sub-Account                         276,880   7,730,334       363,233      1,292,682
T. Rowe Price International Stock Sub-Account                   72,311   1,017,099        55,745        194,090
T. Rowe Price Prime Reserve Sub-Account                      2,218,473   2,218,341     1,402,562        934,609
Janus Aspen Worldwide Growth Sub-Account                           261       6,141            98            781
American Funds Global Small Capitalization Sub-Account       2,486,776  53,534,315    27,204,988      3,911,621
American Funds Growth Sub-Account                            6,946,246 391,341,978   172,790,656      9,445,211
American Funds Growth--Income Sub-Account                    5,674,499 218,520,517    71,936,706      5,092,163
American Funds Global Growth Sub-Account                     7,309,179 161,743,096    66,686,558      2,568,170
American Funds Bond Sub-Account                              2,883,401  30,715,829    24,703,656        754,218
FTVIPT Mutual Shares Securities Sub-Account                  4,972,107  95,003,544    29,381,130      4,747,187
FTVIPT Templeton Foreign Securities Sub-Account              4,512,281  77,568,117    28,334,695      1,890,386
FTVIPT Templeton Growth Securities Sub-Account               3,406,105  49,058,066    14,554,437      2,957,291
FTVIPT Franklin Income Securities Sub-Account                7,270,705 120,675,223    39,397,409      5,547,265
FTVIPT Templeton Global Income Securities Sub-Account        1,144,804  19,210,978    16,220,073        986,022
FTVIPT Franklin Small Cap Value Securities Sub-Account         470,709   7,008,240     5,185,371        415,252
UIF Equity and Income Sub-Account                           14,692,532 208,286,414    63,990,573     17,350,542
UIF U.S. Real Estate Sub-Account                             4,647,259  91,013,993    30,135,308      3,816,189
UIF U.S. Mid Cap Value Sub-Account                             941,725  12,512,495    10,168,754        399,974
Pioneer VCT Bond Sub-Account (c)                                 8,018      81,664       105,766         23,593
Pioneer VCT Cullen Value Sub-Account (c)                        17,356     153,596       363,621        208,224
Pioneer VCT Emerging Markets Sub-Account (c)                     2,809      44,935        44,997             55
Pioneer VCT Equity Income Sub-Account (c)                        2,129      32,487        32,540             53
Pioneer VCT Fund Sub-Account (c)                                 2,494      79,211        79,312         36,161
Pioneer VCT Global High Yield Sub-Account (c)                      595       3,533         3,533             --
Pioneer VCT High Yield Sub-Account (c)                           1,577      12,087        12,087             --
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account (c)         754       5,193         5,193             --
Pioneer VCT Ibbotson Growth Allocation Sub-Account (c)         486,801   3,522,341     3,532,199          9,314
Pioneer VCT Ibbotson Moderate Allocation Sub-Account (c)       148,926   1,296,023     1,302,004          5,015
Pioneer VCT International Value Sub-Account (c)                    347       3,353         3,353              1
Pioneer VCT Mid Cap Value Sub-Account                        2,049,065  38,799,974    12,079,944      1,634,739
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account (c)           1,891      13,561        13,561             --
Pioneer VCT Real Estate Shares Sub-Account (c)                   3,196      36,897        36,962             57
Pioneer VCT Small Cap Value Sub-Accont (c)                       1,535      12,183        12,183             --
Pioneer VCT Strategic Income Sub-Account (c)                     6,242      55,002        55,581            518
LMPVET Small Cap Growth Sub-Account                          1,222,944  16,943,265     6,541,120        543,995
LMPVET Investors Sub-Account                                   198,091   3,251,826       570,167      1,893,501
LMPVET Equity Index Sub-Account                              1,880,575  61,799,895     3,671,906      6,853,752
LMPVET Fundamental Value Sub-Account                         4,420,788  96,645,203    14,547,596      4,774,933
LMPVET Appreciation Sub-Account                              3,975,076 102,601,680    22,802,829      4,137,341
LMPVET Aggressive Growth Sub-Account                         8,920,282 137,340,856    18,614,094      4,998,136
LMPVET Large Cap Growth Sub-Account                            530,774   8,153,520       599,118      1,531,979
LMPVET Social Awareness Sub-Account                             31,228     796,607       389,644        161,778
LMPVET Capital and Income Sub-Account                        5,555,734  73,739,176    15,711,562      8,254,890
LMPVET Capital Sub-Account                                     594,321   9,211,860     1,830,794      1,413,371
LMPVET Global Equity Sub-Account                               353,276   6,003,745     1,038,261      1,762,299
LMPVET Dividend Strategy Sub-Account                           768,160   7,706,511     1,760,572      1,876,257
LMPVET Lifestyle Allocation 50% Sub-Account                    781,580   9,629,371     2,236,894      1,928,484
LMPVET Lifestyle Allocation 70% Sub-Account                    366,960   4,218,435     1,028,256        508,701
LMPVET Lifestyle Allocation 85% Sub-Account                  3,155,644  38,667,634    22,504,615        826,018
LMPVIT Adjustable Rate Income Sub-Account                      254,055   2,494,588       289,858        994,144
LMPVIT Global High Yield Bond Sub-Account                    5,542,215  49,577,025    11,232,631      4,911,291
LMPVIT Money Market Sub-Account                            115,203,985 115,203,985   109,559,550     39,003,532

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST LORD ABBETT            MIST LORD ABBETT           MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007         2008         2007
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           18,116,672    20,191,907    15,162,946    16,856,041    1,845,571      612,842
Units issued and transferred
  from other funding options       1,373,138     1,683,824     1,475,904     2,435,310    2,890,857    1,574,624
Units redeemed and transferred to
  other funding options           (3,771,797)   (3,759,059)   (4,969,819)   (4,128,405)    (705,321)    (341,895)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 15,718,013    18,116,672    11,669,031    15,162,946    4,031,107    1,845,571
                                  ============= ============= ============= ============= ============ ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2008          2007          2008          2007          2008          2007
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           20,013,713    20,892,628    18,432,805    20,363,980    34,634,000    39,279,261
Units issued and transferred
  from other funding options       2,980,592     5,594,038     3,352,590     3,684,421     3,083,379     4,561,846
Units redeemed and transferred to
  other funding options           (6,056,042)   (6,472,953)   (5,348,071)   (5,615,596)   (8,545,379)   (9,207,107)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
                                  ============= ============= ============= ============= ============= =============

                                       MIST PIMCO INFLATION          MIST T. ROWE PRICE           MIST MFS RESEARCH
                                             PROTECTED BOND              MID CAP GROWTH               INTERNATIONAL
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------- --------------------------- ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            21,340,808    22,804,934    25,165,985    26,478,451    19,606,367    18,205,030
Units issued and transferred
  from other funding options       13,668,026     4,910,828     5,900,839     7,035,129     6,264,406     6,500,324
Units redeemed and transferred to
  other funding options           (11,765,008)   (6,374,954)   (6,677,686)   (8,347,595)   (5,407,389)   (5,098,987)
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  23,243,826    21,340,808    24,389,138    25,165,985    20,463,384    19,606,367
                                  ============== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                        2008           2007        2008          2007        2008          2007
                                  ---------- -------------- ----------- ------------- ----------- -------------
Units beginning of year           51,959,475     35,961,422 132,930,004   106,444,385 407,763,369   324,915,762
Units issued and transferred
  from other funding options      81,757,732     41,020,218  58,616,625    51,227,514  81,261,505   133,626,233
Units redeemed and transferred to
  other funding options           (35,356,143) (25,022,165) (34,398,720) (24,741,895) (82,956,608) (50,778,626)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 98,361,064     51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
                                  ========== ============== =========== ============= =========== =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MIST LORD ABBETT                                            MIST MET/AIM
        MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2008        2007          2008          2007          2008          2007
------------ ----------- ------------- ------------- ------------- -------------
  609,565     363,014     7,858,992     7,830,725    11,452,863    12,354,489
1,126,498     363,734     1,886,677     4,908,011     2,144,194     3,169,875
 (246,360)   (117,183)   (2,243,288)   (4,879,744)   (3,061,159)   (4,071,501)
------------ ----------- ------------- ------------- ------------- -------------
1,489,703     609,565     7,502,381     7,858,992    10,535,898    11,452,863
============ =========== ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN         MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ---------------------------- ---------------------------
      2008          2007           2008          2007          2008          2007
------------- ------------- -------------- ------------- ------------- -------------
13,488,538    15,227,592     37,539,072    37,317,040    12,386,524    10,314,725
 1,778,211     2,170,883     19,386,029     9,478,057     4,358,662     6,210,567
(3,027,670)   (3,909,937)   (13,360,666)   (9,256,025)   (5,895,904)   (4,138,768)
------------- ------------- -------------- ------------- ------------- -------------
12,239,079    13,488,538     43,564,435    37,539,072    10,849,282    12,386,524
============= ============= ============== ============= ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 6,238,930     7,072,940     4,472,333     3,921,915     9,178,387     9,011,063
 3,075,098     2,852,786     1,983,867     1,959,208       658,140     3,237,590
(2,401,497)   (3,686,796)   (1,985,853)   (1,408,790)   (2,651,705)   (3,070,266)
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
============= ============= ============= ============= ============= =============

             MIST METLIFE              MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY       AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------- ---------------------------
       2008          2007       2008           2007       2008          2007
----------- ------------- ---------- -------------- ------------- -------------
481,475,567   325,383,030 46,258,233     49,085,211  5,330,717     4,218,383
104,385,100   202,581,542  5,056,638      8,786,059  2,302,416     2,881,514
(91,422,564) (46,489,005) (11,749,144) (11,613,037) (1,994,932)   (1,769,180)
------------------------- ------------------------- ------------- -------------
494,438,103   481,475,567 39,565,727     46,258,233  5,638,201     5,330,717
=========== ============= ========== ============== ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST LEGG MASON           MIST MFS EMERGING         MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY             GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2008          2007          2008          2007          2008         2007
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year            5,608,172     3,602,950     4,415,597       901,069     4,274,323      754,781
Units issued and transferred
  from other funding options       6,690,080     3,292,052    10,368,484     4,772,206     4,337,047    4,330,872
Units redeemed and transferred to
  other funding options           (2,680,305)   (1,286,830)   (4,963,464)   (1,257,678)   (2,762,790)    (811,330)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                  9,617,947     5,608,172     9,820,617     4,415,597     5,848,580    4,274,323
                                  ============= ============= ============= ============= ============= ============

                                                                     MIST PIONEER         MIST BLACKROCK
                                     MIST PIONEER FUND           STRATEGIC INCOME         LARGE CAP CORE
                                           SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  ----------------------- -------------------------- ----------------------
                                       2008       2007          2008         2007       2008        2007
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units beginning of year             441,310    202,477     4,979,963    2,004,763    390,444     176,805
Units issued and transferred
  from other funding options      1,281,451    289,963     5,003,499    3,333,394    201,086     554,103
Units redeemed and transferred to
  other funding options            (495,425)   (51,130)   (2,609,973)    (358,194)   (83,039)   (340,464)
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units end of year                 1,227,336    441,310     7,373,489    4,979,963    508,491     390,444
                                  ============ ========== ============= ============ ========== ===========

                                                      MIST                            MIST                            MIST
                                        MIST      AMERICAN             MIST       AMERICAN            MIST    MET/FRANKLIN
                                    AMERICAN         FUNDS         AMERICAN          FUNDS    MET/FRANKLIN       TEMPLETON
                                       FUNDS        GROWTH            FUNDS       MODERATE          MUTUAL        FOUNDING
                                      GROWTH    ALLOCATION    INTERNATIONAL     ALLOCATION          SHARES        STRATEGY
                                 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  --------------------------- ---------------- -------------- --------------- ---------------
                                     2008 (b)      2008 (b)         2008 (b)       2008 (b)        2008 (b)        2008 (b)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units beginning of year                   --            --               --             --              --              --
Units issued and transferred
  from other funding options      10,103,447    79,248,191        8,298,666     32,435,807       2,247,261      29,284,754
Units redeemed and transferred to
  other funding options             (546,689)   (4,420,585)        (722,420)    (3,273,106)       (268,926)     (1,758,983)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units end of year                  9,556,758    74,827,606        7,576,246     29,162,701       1,978,335      27,525,771
                                  ============= ============= ================ ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

MIST MET/AIM CAPITAL                                   MIST DREMAN
        APPRECIATION     MIST JANUS FORTY          SMALL CAP VALUE
         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------- -------------------- ------------------------
   2008         2007       2008      2007         2008        2007
---------- ------------ ---------- --------- ------------ -----------
146,406       78,887     62,044    12,842      865,483     386,322
182,468       91,296    116,263    54,433      640,073     637,623
(58,478)     (23,777)   (35,233)   (5,231)    (250,641)   (158,462)
---------- ------------ ---------- --------- ------------ -----------
270,396      146,406    143,074    62,044    1,254,915     865,483
========== ============ ========== ========= ============ ===========

                                                         MIST
                                                     AMERICAN           MIST
                                                        FUNDS       AMERICAN
       MIST BLACKROCK             MIST RAINIER       BALANCED          FUNDS
           HIGH YIELD         LARGE CAP EQUITY     ALLOCATION           BOND
          SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------ ------------------------ -------------- --------------
     2008        2007          2008    2007 (a)       2008 (b)       2008 (b)
------------ ----------- ------------- ---------- -------------- --------------
  450,432     198,218       640,297         --             --             --
1,633,985     378,633     4,895,834    673,551     52,186,330      3,840,133
 (969,457)   (126,419)   (1,396,468)   (33,254)    (4,644,505)      (688,612)
------------ ----------- ------------- ---------- -------------- --------------
1,114,960     450,432     4,139,663    640,297     47,541,825      3,151,521
============ =========== ============= ========== ============== ==============

                 MIST SSGA
  MIST SSGA     GROWTH AND
 GROWTH ETF     INCOME ETF    AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
SUB-ACCOUNT    SUB-ACCOUNT             SUB-ACCOUNT                      SUB-ACCOUNT
-------------- -------------- ----------------------- --------------------------------
    2008 (c)       2008 (c)      2008         2007       2008                  2007
-------------- -------------- ---------- ------------ ---------- ---------------------
         --                   181,999      265,665     77,611               125,055
    190,922        318,847      8,408        2,707      9,068                 1,224
        (29)        (6,702)   (69,873)     (86,373)   (35,956)              (48,668)
-------------- -------------- ---------- ------------ ---------- ---------------------
    190,893        312,145    120,534      181,999     50,723                77,611
============== ============== ========== ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                    SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                  -------------------------------- -------------------------- ------------------------------
                                       2008                2007       2008            2007       2008             2007 (d)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units beginning of year             445,944             119,102    125,704         183,755    156,912                  --
Units issued and transferred
  from other funding options      1,507,113             392,859      9,375             236    345,777             160,999
Units redeemed and transferred to
  other funding options            (334,542)            (66,017)   (46,429)        (58,287)   (53,381)             (4,087)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units end of year                 1,618,515             445,944     88,650         125,704    449,308             156,912
                                  ============ =================== ========== =============== ========== ===================

                                  OPPENHEIMER MAIN STREET    OPPENHEIMER CORE BOND    OPPENHEIMER STRATEGIC BOND
                                              SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  -------------------------- ------------------------ -----------------------------
                                     2008            2007       2008          2007      2008                2007
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units beginning of year            45,428          59,121     37,290        47,067     5,661               6,741
Units issued and transferred
  from other funding options           --              --         --            --        --                  --
Units redeemed and transferred to
  other funding options           (13,531)        (13,693)   (14,772)       (9,777)   (3,758)             (1,080)
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units end of year                  31,897          45,428     22,518        37,290     1,903               5,661
                                  ========== =============== ========== ============= ========= ===================

                                       FIDELITY VIP GROWTH     FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS
                                               SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                  --------------------------- --------------------------- ------------------------
                                        2008          2007          2008          2007        2008         2007
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units beginning of year           14,370,091    16,167,140    16,613,759    17,625,464     826,076      951,985
Units issued and transferred
  from other funding options         877,342     1,000,957     2,372,910     1,515,129      33,271       27,810
Units redeemed and transferred to
  other funding options           (2,408,753)   (2,798,006)   (2,872,632)   (2,526,834)   (146,148)    (153,719)
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units end of year                 12,838,680    14,370,091    16,114,037    16,613,759     713,199      826,076
                                  ============= ============= ============= ============= =========== ============

                                                                                          MSF FI MID CAP
                                  FIDELITY VIP MID CAP         DWS INTERNATIONAL           OPPORTUNITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ----------------------- ------------------------- -----------------------
                                       2008       2007         2008         2007        2008        2007
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units beginning of year             997,653    398,050    3,119,351    3,170,743     574,272     566,610
Units issued and transferred
  from other funding options      1,295,565    672,538      333,852      419,446     107,160     132,636
Units redeemed and transferred to
  other funding options            (388,186)   (72,935)    (633,591)    (470,838)   (154,549)   (124,974)
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units end of year                 1,905,032    997,653    2,819,612    3,119,351     526,883     574,272
                                  ============ ========== ============ ============ =========== ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY
      SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- --------------------
  2008       2007       2008        2007      2008       2007
--------- ---------- ---------- ----------- --------- ----------
34,862     54,023     23,909      33,624    13,583     28,494
    --        121         --       1,572       117      2,014
(8,630)   (19,282)   (10,638)    (11,287)   (3,495)   (16,925)
--------- ---------- ---------- ----------- --------- ----------
26,232     34,862     13,271      23,909    10,205     13,583
========= ========== ========== =========== ========= ==========

OPPENHEIMER MAIN STREET
              SMALL CAP    OPPENHEIMER MONEY    FIDELITY VIP ASSET MANAGER
            SUB-ACCOUNT          SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- -------------------- -----------------------------
     2008          2007      2008       2007          2008            2007
------------ ------------- --------- ---------- ------------- ---------------
  492,857        17,793    28,881     33,346    11,728,296      13,137,764
1,731,240       488,574        --         --       748,588         705,054
 (360,551)      (13,510)   (3,548)    (4,465)   (2,154,253)     (2,114,522)
------------ ------------- --------- ---------- ------------- ---------------
1,863,546       492,857    25,333     28,881    10,322,631      11,728,296
============ ============= ========= ========== ============= ===============

FIDELITY VIP EQUITY-INCOME      FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET
               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
----------------------------- --------------------------- ----------------------------
    2008              2007          2008          2007          2008           2007
----------- ----------------- ------------- ------------- ------------- --------------
 942,455         1,227,074     7,211,573     8,294,641     5,148,515      4,981,073
  26,214            12,045        43,419        34,197     2,094,500      1,687,022
(223,808)         (296,664)   (1,193,145)   (1,117,265)   (1,712,254)    (1,519,580)
----------- ----------------- ------------- ------------- ------------- --------------
 744,861           942,455     6,061,847     7,211,573     5,530,761      5,148,515
=========== ================= ============= ============= ============= ==============

  MSF FI LARGE CAP    MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX
       SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ----------------------- -------------------------
   2008       2007       2008         2007        2008          2007
---------- ---------- ---------- ------------ ----------- -------------
275,445    134,065    211,868      126,575     481,904       490,302
104,443    186,799     87,388      143,150     309,512       123,701
(73,092)   (45,419)   (47,990)     (57,857)   (313,363)     (132,099)
---------- ---------- ---------- ------------ ----------- -------------
306,796    275,445    251,266      211,868     478,053       481,904
========== ========== ========== ============ =========== =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF JULIUS BAER                                MSF BLACKROCK LEGACY
                                  INTERNATIONAL STOCK     MSF METLIFE STOCK INDEX        LARGE CAP GROWTH
                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                  ---------------------- --------------------------- -----------------------
                                      2008       2007          2008          2007       2008         2007
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units beginning of year            398,333    262,656    17,885,006    19,358,596     31,453       19,004
Units issued and transferred
  from other funding options        88,792    200,808     3,172,101     3,054,410     29,132       26,547
Units redeemed and transferred to
  other funding options           (106,441)   (65,131)   (5,379,045)   (4,528,000)   (11,030)     (14,098)
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units end of year                  380,684    398,333    15,678,062    17,885,006     49,555       31,453
                                  =========== ========== ============= ============= ========== ============

                                   MSF LEHMAN BROTHERS                                  MSF MORGAN STANLEY
                                  AGGREGATE BOND INDEX             MSF MFS VALUE                EAFE INDEX
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                      2008        2007         2008         2007         2008         2007
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units beginning of year            436,992     340,120    1,601,257      807,102    1,079,041      910,003
Units issued and transferred
  from other funding options       318,058     191,771    1,297,898    1,014,357      333,667      476,312
Units redeemed and transferred to
  other funding options           (227,247)    (94,899)    (818,704)    (220,202)    (283,149)    (307,274)
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units end of year                  527,803     436,992    2,080,451    1,601,257    1,129,559    1,079,041
                                  =========== =========== ============ ============ ============ ============

                                        MSF HARRIS OAKMARK                                            MSF BLACKROCK
                                             FOCUSED VALUE         MSF JENNISON GROWTH                 MONEY MARKET
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007          2008           2007
                                  ------------- ------------- ------------- ------------- ---------- --------------
Units beginning of year           18,551,932    21,686,262    14,275,390    15,655,366    22,951,175     18,324,659
Units issued and transferred
  from other funding options       2,119,903     1,989,414     3,792,431     2,559,546    69,343,245     50,713,841
Units redeemed and transferred to
  other funding options           (4,368,984)   (5,123,744)   (3,977,590)   (3,939,522)   (36,608,058) (46,087,325)
                                  ------------- ------------- ------------- ------------- -------------------------
Units end of year                 16,302,851    18,551,932    14,090,231    14,275,390    55,686,362     22,951,175
                                  ============= ============= ============= ============= ========== ==============

                                  MSF METLIFE AGGRESSIVE    MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                  ALLOCATION            MODERATE ALLOCATION
                                             SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                  ------------------------- --------------------------- ------------------------------
                                        2008        2007          2008          2007        2008               2007
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units beginning of year              189,794     101,305       242,633       194,471     392,909            273,176
Units issued and transferred
  from other funding options          16,800     112,949       529,339        56,267     394,182            159,500
Units redeemed and transferred to
  other funding options              (47,541)    (24,460)     (169,201)       (8,105)   (122,124)           (39,767)
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units end of year                    159,053     189,794       602,771       242,633     664,967            392,909
                                  ============= =========== ============= ============= =========== ==================

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK           MSF BLACKROCK         MSF BLACKROCK
     STRATEGIC VALUE             BOND INCOME       LARGE CAP VALUE
         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ----------------------- ---------------------
    2008        2007        2008        2007       2008       2007
----------- ----------- ----------- ----------- ---------- ----------
 625,394     613,247     654,278     261,942    251,656    154,904
 134,687     125,586     397,850     500,255     94,130    167,767
(172,616)   (113,439)   (303,739)   (107,919)   (88,546)   (71,015)
----------- ----------- ----------- ----------- ---------- ----------
 587,465     625,394     748,389     654,278    257,240    251,656
=========== =========== =========== =========== ========== ==========

                                   MSF METLIFE
  MSF MFS TOTAL RETURN     MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE
           SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ----------------------- ---------------------------
     2008         2007        2008        2007          2008          2007
------------ ------------ ----------- ----------- ------------- -------------
1,100,140      647,027     886,564     751,885    39,936,774    43,433,483
  196,686      580,681     396,544     366,411     6,415,520     4,997,151
 (319,386)    (127,568)   (283,386)   (231,732)   (8,892,899)   (8,493,860)
------------ ------------ ----------- ----------- ------------- -------------
  977,440    1,100,140     999,722     886,564    37,459,395    39,936,774
============ ============ =========== =========== ============= =============

MSF T. ROWE PRICE SMALL CAP             MSF WESTERN ASSET        MSF OPPENHEIMER
                     GROWTH    MANAGEMENT U.S. GOVERNMENT          GLOBAL EQUITY
                SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------
   2008                2007          2008            2007        2008       2007
---------- ------------------- ------------- --------------- ----------- ----------
 77,656              73,595     2,760,203       1,527,142     501,067    195,337
311,868              25,601     5,450,468       2,776,894     323,769    371,794
(57,258)            (21,540)   (2,854,078)     (1,543,833)   (153,050)   (66,064)
---------- ------------------- ------------- --------------- ----------- ----------
332,266              77,656     5,356,593       2,760,203     671,786    501,067
========== =================== ============= =============== =========== ==========

                                                     MSF T. ROWE     MSF LOOMIS
  MSF METLIFE MODERATE    MSF METLIFE MODERATE TO    PRICE LARGE         SAYLES
            ALLOCATION      AGGRESSIVE ALLOCATION     CAP GROWTH      SMALL CAP
           SUB-ACCOUNT                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------- -------------------------- -------------- --------------
     2008         2007         2008          2007        2008 (b)       2008 (e)
------------ ------------ ------------ ------------- -------------- --------------
3,351,654    1,554,946    5,047,763     1,876,875             --             --
1,411,802    2,054,507    1,499,244     3,325,776         34,583            926
 (503,740)    (257,799)    (801,211)     (154,888)        (7,448)            --
------------ ------------ ------------ ------------- -------------- --------------
4,259,716    3,351,654    5,745,796     5,047,763         27,135            926
============ ============ ============ ============= ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF MET/
                                         MSF      DIMENSIONAL
                                   NEUBERGER    INTERNATIONAL
                                  BERMAN MID            SMALL             VAN KAMPEN LIT           VAN KAMPEN LIT
                                   CAP VALUE          COMPANY             CAPITAL GROWTH               ENTERPRISE
                                 SUB-ACCOUNT      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ -------------------------- ------------------------
                                     2008 (e)         2008 (c)         2008         2007          2008       2007
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units beginning of year                   --               --     1,659,770    1,033,865        28,313     39,881
Units issued and transferred
  from other funding options           1,374           13,617       259,232      912,049         7,305      3,157
Units redeemed and transferred to
  other funding options                   --             (966)   (1,885,623)    (286,144)      (15,312)   (14,725)
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units end of year                      1,374           12,651        33,379    1,659,770        20,306     28,313
                                  ============= ================ ============= ============ ============= ==========

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER BERMAN GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------- -------------------- ---------------------------
                                    2008      2007      2008       2007    2008                2007
                                  --------- --------- --------- ---------- ------- -------------------
Units beginning of year           18,999    20,273    20,874     32,906     927               1,051
Units issued and transferred
  from other funding options          --        --        --         --      --                  --
Units redeemed and transferred to
  other funding options           (8,387)   (1,274)   (1,411)   (12,032)   (118)               (124)
                                  --------- --------- --------- ---------- ------- -------------------
Units end of year                 10,612    18,999    19,463     20,874     809                 927
                                  ========= ========= ========= ========== ======= ===================

                                                                      JANUS ASPEN    AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    WORLDWIDE GROWTH     SMALL CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ ------------------- ------------------------
                                     2008                2007     2008       2007         2008        2007
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units beginning of year            96,955              87,463    1,182      1,276      985,561     666,735
Units issued and transferred
  from other funding options       91,506              58,164       --          1    1,028,144     526,453
Units redeemed and transferred to
  other funding options           (67,564)            (48,672)     (93)       (95)    (329,794)   (207,627)
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units end of year                 120,897              96,955    1,089      1,182    1,683,911     985,561
                                  ========== =================== ======== ========== ============ ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

         VAN KAMPEN LIT             VAN KAMPEN LIT
      GROWTH AND INCOME                   COMSTOCK    FEDERATED EQUITY INCOME
            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- -------------------------- --------------------------
      2008         2007          2008         2007     2008              2007
------------- ------------ ------------- ------------ -------- -----------------
 3,069,791    1,465,291     5,188,036    2,167,418    5,473            17,127
 2,867,651    1,953,998     2,605,917    3,409,984       --                 1
(1,238,264)    (349,498)   (1,428,171)    (389,366)    (668)          (11,655)
------------- ------------ ------------- ------------ -------- -----------------
 4,699,178    3,069,791     6,365,782    5,188,036    4,805             5,473
============= ============ ============= ============ ======== =================

          ALGER AMERICAN                                        T. ROWE PRICE
         SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
             SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------- ----------------------------- ----------------------
      2008          2007       2008               2007       2008        2007
------------- ------------- ---------- ------------------ ---------- -----------
 7,147,895     7,749,990    118,255            128,359     87,971      96,658
   546,355       609,066      6,545             10,390      3,988       8,261
(1,208,674)   (1,211,161)   (19,827)           (20,494)   (15,534)    (16,948)
------------- ------------- ---------- ------------------ ---------- -----------
 6,485,576     7,147,895    104,973            118,255     76,425      87,971
============= ============= ========== ================== ========== ===========

                                  AMERICAN FUNDS     AMERICAN FUNDS GLOBAL
 AMERICAN FUNDS GROWTH             GROWTH-INCOME                    GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2008         2007         2008         2007         2008         2007
------------ ------------ ------------ ------------ ------------ ------------
1,458,315      729,519    1,369,874      687,630    3,676,314    1,374,016
1,337,483      881,482      878,730      816,095    3,109,432    2,671,069
 (342,641)    (152,686)    (306,513)    (133,851)    (967,698)    (368,771)
------------ ------------ ------------ ------------ ------------ ------------
2,453,157    1,458,315    1,942,091    1,369,874    5,818,048    3,676,314
============ ============ ============ ============ ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                   FTVIPT MUTUAL          FTVIPT TEMPLETON
                                   AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                       2008    2007 (d)        2008         2007         2008         2007
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units beginning of year             413,860         --    3,006,411    1,273,727    1,778,828      946,611
Units issued and transferred
  from other funding options      1,810,476    430,306    1,713,297    1,973,226    1,067,946    1,134,445
Units redeemed and transferred to
  other funding options            (336,915)   (16,446)    (774,854)    (240,542)    (361,514)    (302,228)
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units end of year                 1,887,421    413,860    3,944,854    3,006,411    2,485,260    1,778,828
                                  ============ ========== ============ ============ ============ ============

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                      2008          2007 (d)         2008          2007         2008         2007
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units beginning of year            251,664               --    10,934,412     4,592,861    2,043,530      928,174
Units issued and transferred
  from other funding options       763,928          257,280     6,407,051     7,104,292      685,573    1,498,555
Units redeemed and transferred to
  other funding options           (159,339)          (5,616)   (3,716,051)     (762,741)    (480,151)    (383,199)
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units end of year                  856,253          251,664    13,625,412    10,934,412    2,248,952    2,043,530
                                  =========== ================ ============= ============= ============ ============

                                                                               PIONEER VCT    PIONEER VCT    PIONEER VCT
                                                 PIONEER VCT                      IBBOTSON       IBBOTSON       IBBOTSON
                                  PIONEER VCT    GLOBAL HIGH    PIONEER VCT     AGGRESSIVE         GROWTH       MODERATE
                                         FUND          YIELD     HIGH YIELD     ALLOCATION     ALLOCATION     ALLOCATION
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------- -------------- -------------- -------------- -------------- --------------
                                      2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year                    --             --             --             --             --             --
Units issued and transferred
  from other funding options            9,698            500          1,528            512        348,488        112,637
Units redeemed and transferred to
  other funding options                (4,067)            --             --             --         (1,604)        (3,442)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                       5,631            500          1,528            512        346,884        109,195
                                  ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES          INCOME SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2008         2007         2008         2007         2008       2007 (d)
------------ ------------ ------------ ------------ ------------ -------------
2,063,301      784,417    1,974,360      664,025      318,925            --
1,319,654    1,452,838    1,230,630    1,487,884    1,517,248       331,982
 (554,827)    (173,954)    (591,418)    (177,549)    (373,574)      (13,057)
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
============ ============ ============ ============ ============ =============

                                                         PIONEER VCT
                          PIONEER VCT     PIONEER VCT       EMERGING      PIONEER VCT
UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE        MARKETS    EQUITY INCOME
           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------------- -------------- --------------- -------------- ----------------
     2008      2007 (d)       2008 (e)        2008 (e)       2008 (e)         2008 (e)
------------ ------------ -------------- --------------- -------------- ----------------
  257,428           --             --              --             --               --
1,012,160      264,713         10,661          44,554          4,387            2,134
 (138,736)      (7,285)        (2,394)        (23,238)            --               --
------------ ------------ -------------- --------------- -------------- ----------------
1,130,852      257,428          8,267          21,316          4,387            2,134
============ ============ ============== =============== ============== ================

                                         PIONEER VCT
  PIONEER VCT             PIONEER VCT      OAK RIDGE    PIONEER VCT    PIONEER VCT
INTERNATIONAL                 MID CAP      LARGE CAP    REAL ESTATE      SMALL CAP
        VALUE                   VALUE         GROWTH         SHARES          VALUE
  SUB-ACCOUNT             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------- ----------------------- -------------- -------------- --------------
      2008 (e)        2008       2007        2008 (e)       2008 (e)       2008 (e)
---------------- ------------ ---------- -------------- -------------- --------------
           --      813,072    262,287             --             --             --
          326      500,729    610,507          1,951          3,001          1,335
           --     (208,578)   (59,722)            --             --             --
---------------- ------------ ---------- -------------- -------------- --------------
          326    1,105,223    813,072          1,951          3,001          1,335
================ ============ ========== ============== ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  PIONEER VCT
                                    STRATEGIC
                                       INCOME    LMPVET SMALL CAP GROWTH       LMPVET INVESTORS
                                  SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------- -------------------------- ----------------------
                                      2008 (e)        2008          2007        2008       2007
                                  -------------- ------------ ------------- ----------- ----------
Units beginning of year                    --      754,675       325,638     279,645    130,370
Units issued and transferred
  from other funding options            6,489      675,667       505,149      39,636    199,483
Units redeemed and transferred to
  other funding options                   (58)    (215,481)      (76,112)   (130,392)   (50,208)
                                  -------------- ------------ ------------- ----------- ----------
Units end of year                       6,431    1,214,861       754,675     188,889    279,645
                                  ============== ============ ============= =========== ==========

                                  LMPVET AGGRESSIVE GROWTH    LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- -------------------------- --------------------------
                                        2008          2007        2008           2007      2008             2007
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units beginning of year            9,406,900     5,468,811     699,543        433,171    19,022           10,361
Units issued and transferred
  from other funding options       3,226,439     4,847,039      75,158        412,051    13,327           11,444
Units redeemed and transferred to
  other funding options           (1,881,662)     (908,950)   (144,708)      (145,679)   (6,574)          (2,783)
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units end of year                 10,751,677     9,406,900     629,993        699,543    25,775           19,022
                                  ============= ============= =========== ============== ========= ================

                                                                 LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  LMPVET DIVIDEND STRATEGY         ALLOCATION 50%        ALLOCATION 70%
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------------- ---------------------- ---------------------
                                      2008            2007        2008       2007       2008       2007
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units beginning of year            834,706         321,925     590,437    177,614    250,067     23,381
Units issued and transferred
  from other funding options       213,173         570,841     143,953    480,382     75,459    236,512
Units redeemed and transferred to
  other funding options           (249,294)        (58,060)   (166,517)   (67,559)   (45,169)    (9,826)
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units end of year                  798,585         834,706     567,873    590,437    280,357    250,067
                                  =========== =============== =========== ========== ========== ==========

                                       LMPVIT MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2008          2007
                                  ------------- -------------
Units beginning of year            3,326,218     1,600,672
Units issued and transferred
  from other funding options      12,920,053     7,003,664
Units redeemed and transferred to
  other funding options           (7,815,783)   (5,278,118)
                                  ------------- -------------
Units end of year                  8,430,488     3,326,218
                                  ============= =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

   LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE       LMPVET APPRECIATION
           SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- -------------------------
     2008         2007         2008           2007         2008         2007
------------ ------------ ------------ -------------- ------------ ------------
2,276,152    1,440,692    2,440,021      1,257,495    2,591,844    1,236,956
   68,676    1,027,070      824,597      1,362,673    1,087,082    1,613,481
 (235,910)    (191,610)    (539,766)      (180,147)    (608,444)    (258,593)
------------ ------------ ------------ -------------- ------------ ------------
2,108,918    2,276,152    2,724,852      2,440,021    3,070,482    2,591,844
============ ============ ============ ============== ============ ============

LMPVET CAPITAL AND INCOME         LMPVET CAPITAL    LMPVET GLOBAL EQUITY
              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------- ---------------------- -----------------------
      2008           2007        2008       2007        2008        2007
------------- -------------- ----------- ---------- ----------- -----------
 4,737,273        154,474     542,230    284,789     417,802     290,262
 1,517,173      4,882,150      36,559    344,757      24,538     177,575
(1,118,143)      (299,351)   (119,054)   (87,316)   (137,204)    (50,035)
------------- -------------- ----------- ---------- ----------- -----------
 5,136,303      4,737,273     459,735    542,230     305,136     417,802
============= ============== =========== ========== =========== ===========

      LMPVET LIFESTYLE      LMPVIT ADJUSTABLE             LMPVIT GLOBAL
        ALLOCATION 85%            RATE INCOME           HIGH YIELD BOND
           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007        2008       2007         2008         2007
------------ ------------ ----------- ---------- ------------ ------------
1,057,927       21,392     310,564    216,326    2,527,054    1,039,676
1,873,046    1,075,411      39,305    159,464      866,029    1,746,715
 (262,743)     (38,876)   (124,520)   (65,226)    (728,825)    (259,337)
------------ ------------ ----------- ---------- ------------ ------------
2,668,230    1,057,927     225,349    310,564    2,664,258    2,527,054
============ ============ =========== ========== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the five years in the period ended December 31, 2008:

                                            AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ----------------- ----------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
  Income Sub-Account        2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
                            2004 25,899,570     47.10 - 80.79 993,369,357          0.36      0.89 - 2.35    10.02 - 11.92
MIST Lord Abbett Bond       2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
  Debenture Sub-Account     2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
                            2004 26,280,750     16.91 - 18.12 445,940,992          2.65      0.89 - 2.35      5.65 - 7.47
MIST Van Kampen Mid Cap     2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  Growth Sub-Account        2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
  (Commenced 11/7/2005)     2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  Value Sub-Account         2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
  (Commenced 11/7/2005)     2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
  Sub-Account               2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
                            2004 10,260,770     13.35 - 13.61 138,065,930            --      1.30 - 2.35    11.74 - 12.92
MIST Met/AIM Small Cap      2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
  Growth Sub-Account        2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
                            2004 18,324,234     11.99 - 12.48 221,300,303            --      0.89 - 2.35      3.95 - 5.78
MIST Harris Oakmark         2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
  International Sub-Account 2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
                            2004 22,456,213     13.75 - 14.02 311,119,427            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap 2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
  Value Sub-Account         2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482      15.9 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79
                            2004 22,647,378      14.1 - 14.58 322,139,879          0.30      0.89 - 2.35    23.56 - 25.68
MIST Oppenheimer Capital    2008 29,172,000       5.16 - 6.91 159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
  Appreciation Sub-Account  2007 34,634,000      9.77 - 12.90 354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
  (Commenced 5/3/2004)      2006 39,279,261      8.75 - 11.41 357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                            2005 43,028,313      8.41 - 72.34 370,348,053            --      1.15 - 2.35      2.29 - 3.92
                            2004 57,692,439      8.22 - 10.31 481,094,106          0.66      1.15 - 3.35      3.09 - 5.21

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Partners        2008 12,239,079       4.43 - 4.76  56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Aggressive Growth             2007 13,488,538       7.44 - 7.91 104,186,821            --      1.30 - 2.35    (0.12) - 0.94
  Sub-Account                   2006 15,227,592       7.44 - 7.84 116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265       7.84 - 8.08 127,810,334            --      1.30 - 2.35    10.95 - 12.11
                                2004 25,135,863       7.06 - 7.21 178,656,657            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 43,564,435      9.03 - 14.01 542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
  Sub-Account                   2007 37,539,072      9.10 - 14.05 469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040      8.56 - 13.14 440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285     11.89 - 12.65 418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
                                2004 42,299,943      11.9 - 12.46 483,702,554          7.16      0.89 - 2.35      2.54 - 4.31
MIST RCM Technology             2008 10,849,282       3.29 - 3.72  37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
  Sub-Account                   2007 12,386,524       6.06 - 6.72  78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725       4.71 - 5.15  50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953       4.63 - 4.93  49,054,494            --      0.89 - 2.35     8.44 - 10.37
                                2004 14,758,131       4.27 - 4.47  63,448,988            --      0.89 - 2.35  (6.54 ) - (5.13)
MIST PIMCO Inflation            2008 23,243,826     10.55 - 11.26 254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
  Protected Bond Sub-Account    2007 21,340,808     11.60 - 12.19 255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934     10.72 - 11.14 250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097     10.93 - 11.25 276,160,752            --      1.30 - 2.35    (0.96) - 0.08
                                2004 32,840,848     11.04 - 11.24 366,675,258          4.84      1.30 - 2.35      6.47 - 7.60
MIST T. Rowe Price Mid Cap      2008 24,389,138       5.45 - 5.85 139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
  Growth Sub-Account            2007 25,165,985       9.25 - 9.83 242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451       8.04 - 8.47 220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715       7.84 - 8.08 216,790,477            --      1.30 - 2.35    11.97 - 13.15
                                2004 27,535,906       7.00 - 7.14 194,196,541            --      1.30 - 2.35    15.08 - 16.30
MIST MFS Research International 2008 20,463,384      9.48 - 10.55 204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
  Sub-Account                   2007 19,606,367     16.84 - 18.48 345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
  (Commenced 5/3/2004)          2006 18,205,030     15.21 - 17.35 287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182     12.53 - 13.79 204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
                                2004 20,959,982     10.01 - 11.90 232,369,176            --      0.89 - 2.35    16.78 - 19.72
MIST Clarion Global Real Estate 2008  6,912,531       8.97 - 9.42  63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
  Sub-Account                   2007  6,238,930     15.74 - 16.36 100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
  (Commenced 5/3/2004)          2006  7,072,940     18.97 - 19.50 136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098     14.11 - 14.36  72,233,498            --      1.30 - 2.35    10.66 - 11.83
                                2004  6,453,896     12.75 - 12.84  82,681,769          3.24      1.30 - 2.35    27.55 - 28.44
MIST Turner Mid Cap Growth      2008  4,470,347       7.62 - 8.01  35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                   2007  4,472,333     15.09 - 15.69  69,239,590            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)          2006  3,921,915     12.45 - 12.80  49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076     12.01 - 12.23  39,253,598            --      1.30 - 2.35      8.78 - 9.92
                                2004  5,202,742     11.04 - 11.12  57,720,296            --      1.30 - 2.35    10.47 - 11.24
MIST Goldman Sachs Mid Cap      2008  7,184,822       9.29 - 9.76  68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
  Value Sub-Account             2007  9,178,387     14.88 - 15.47 140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)          2006  9,011,063     14.78 - 15.20 135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                2005  7,266,539     13.08 - 13.31  96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
                                2004  6,316,125     11.90 - 11.98  75,475,209          0.97      1.30 - 2.35    18.98 - 19.81

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ----------- --------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive         2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
  Strategy Sub-Account         2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
  (Commenced 11/22/2004)       2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                               2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
                               2004  10,259,110 10.10 - 10.11   103,691,358          1.71      1.30 - 2.35      1.71 - 1.59
MIST MetLife Moderate Strategy 2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
  Sub-Account                  2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
  (Commenced 11/22/2004)       2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                               2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
                               2004  36,400,671 10.22 - 10.23   372,285,715          1.34      1.30 - 2.35      2.02 - 2.20
MIST MetLife Balanced Strategy 2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
  Sub-Account                  2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
  (Commenced 11/22/2004)       2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                               2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
                               2004 114,542,772 10.38 - 10.40 1,190,221,359          0.99      1.30 - 2.35      2.79 - 2.91
MIST MetLife Growth Strategy   2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
  Sub-Account                  2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
  (Commenced 11/22/2004)       2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                               2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
                               2004  91,629,337 10.59 - 10.61   971,459,771          0.62      1.30 - 2.35      3.45 - 3.56
MIST MetLife Aggressive        2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
  Strategy Sub-Account         2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
  (Commenced 11/22/2004)       2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                               2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
                               2004  20,464,973 10.68 - 10.69   218,707,527          0.22      1.30 - 2.35      3.67 - 3.79
MIST Van Kampen Comstock       2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  Sub-Account                  2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
  (Commenced 5/2/2005)         2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                               2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity   2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  Sub-Account                  2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
  (Commenced 11/7/2005)        2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                               2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets      2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  Equity Sub-Account           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
  (Commenced 5/1/2006)         2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global      2008   5,848,580   7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account          2007   4,274,323 12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)         2006     754,781 10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Met/AIM Capital           2008     270,396   8.35 - 9.78     2,452,766          1.86      0.95 - 2.15 (43.87) - (33.47)
  Appreciation Sub-Account     2007     146,406 14.96 - 16.91     2,334,027          0.08      1.10 - 2.10     9.58 - 10.69
  (Commenced 5/1/2006)         2006      78,887 13.35 - 14.77     1,133,847          0.04      1.40 - 2.30      4.46 - 5.40

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Janus Forty Sub-Account  2008    143,074     70.85 - 85.85  11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
  (Commenced 5/1/2006)        2007     62,044   124.70 - 149.97   8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006     12,842    97.82 - 120.96   1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2008  1,254,915       9.59 - 9.92  12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  Sub-Account                 2007    865,483     13.13 - 13.40  11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
  (Commenced 5/1/2006)        2006    386,322     13.57 - 13.78   5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2008  1,227,336     11.81 - 14.44  16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
  (Commenced 5/1/2006)        2007    441,310     17.99 - 21.26   8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006    202,477     17.53 - 19.69   3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2008  7,373,489     16.54 - 18.61 129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  Sub-Account                 2007  4,979,963     18.89 - 21.05  98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
  (Commenced 5/1/2006)        2006  2,004,763     17.28 - 19.22  37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap      2008    508,491       6.71 - 7.28   3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  Core Sub-Account            2007    390,444     10.96 - 11.80   4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
  (Commenced 5/1/2006)        2006    176,805     10.53 - 11.40   1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2008  1,114,960     11.47 - 12.73  13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  Sub-Account                 2007    450,432     15.68 - 16.78   7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
  (Commenced 5/1/2006)        2006    198,218     15.62 - 16.62   3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainer Large Cap Equity  2008  4,139,663       5.67 - 5.74  23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                 2007    640,297       9.97 - 9.99   6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
  (Commenced 11/12/2007)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 47,541,825       6.97 - 7.02 332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)       2008  3,151,521       8.89 - 8.96  28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)       2008  9,556,758       5.72 - 5.76  54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 74,827,606       6.32 - 6.37 475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
MIST American Funds
  International Sub-Account
  (Commenced 4/28/2008)       2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual
  Shares Sub-Account
  (Commenced 4/28/2008)         2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
MIST Met/Franklin Templeton
  Founding Strategy Sub-Account
  (Commenced 4/28/2008)         2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
MIST SSgA Growth
  ETF Sub-Account
  (Commenced 11/10/2008)        2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
MIST SSgA Growth and
  Income ETF Sub-Account
  (Commenced 11/10/2008)        2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
AIM V.I. Core Equity            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
  Sub-Account                   2007    181,999              4.72     859,118          0.99             1.40             6.61
  (Commenced 5/1/2006)          2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation   2008     50,723              3.17     160,644            --             1.40           (43.30)
  Sub-Account                   2007     77,611              5.59     433,487            --             1.40            10.45
                                2006    125,055              5.06     632,398          0.05             1.40             4.83
                                2005    146,864              4.82     708,491          0.06             1.40             7.33
                                2004    160,011              4.49     719,218            --             1.40             5.14
AIM V.I. International          2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
  Growth Sub-Account            2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                2006    119,102              7.56     899,842          0.95             1.40            26.46
                                2005    140,508              5.97     839,474          0.66             1.40            16.29
                                2004    149,241              5.14     766,725          0.64             1.40            22.28
AIM V.I. Basic Balanced         2008     88,650              3.26     288,999          3.82             1.40           (39.18)
  Sub-Account                   2007    125,704              5.36     673,813          2.71             1.40             0.77
                                2006    183,755              5.32     977,412          1.83             1.40             9.02
                                2005    210,112              4.88   1,025,135          1.37             1.40             3.83
                                2004    248,074              4.70   1,165,729          1.39             1.40             6.02
AIM V.I. Global Real Estate     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  Sub-Account                   2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)
  (Commenced 6/1/2007)
MFS Research Sub-Account        2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                                2007     34,862              5.72     199,317          0.70             1.40            11.62
                                2006     54,023              5.12     276,705          0.51             1.40             8.95
                                2005     71,636              4.70     336,793          0.48             1.40             6.31
                                2004     78,859              4.42     348,759          1.14             1.40            14.24
MFS Investors Trust             2008     13,271              3.65      48,391          0.96             1.40           (34.01)
  Sub-Account                   2007     23,909              5.53     132,122          0.85             1.40             8.76
                                2006     33,624              5.08     170,831          0.49             1.40            11.43
                                2005     36,118              4.56     164,685          0.56             1.40             5.83
                                2004     39,372              4.31     169,641          0.66             1.40             9.80

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                ---------- ----------------- ----------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                ---------- ----------------- ----------- ------------- ---------------- -------------------
MFS New Discovery          2008     10,205              4.38      44,654            --             1.40           (40.18)
  Sub-Account              2007     13,583              7.31      99,354            --             1.40             1.08
                           2006     28,494              7.24     206,180            --             1.40            11.65
                           2005     32,199              6.48     208,682            --             1.40             3.79
                           2004     37,742              6.24     235,687            --             1.40             5.03
Oppenheimer Main Street    2008     31,897              3.40     108,399          1.52             1.40           (39.33)
  Sub-Account              2007     45,428              5.60     254,460          1.11             1.40             2.96
                           2006     59,121              5.44     321,623          1.13             1.40            13.43
                           2005     61,558              4.80     295,228          1.38             1.40             4.51
                           2004     68,507              4.59     314,388          1.66             1.40             7.93
Oppenheimer Core Bond      2008     22,518              4.26      96,005          4.53             1.40           (39.90)
  Sub-Account              2007     37,290              7.09     264,529          5.54             1.40             2.93
                           2006     47,067              6.89     324,377          5.59             1.40             3.82
                           2005     56,108              6.64     372,459          5.19             1.40             1.16
                           2004     61,376              6.56     402,738          4.89             1.40             4.02
Oppenheimer Strategic Bond 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
  Sub-Account              2007      5,661              8.23      46,614          3.59             1.40             8.16
                           2006      6,741              7.61      51,318          4.20             1.40             6.00
                           2005      6,741              7.18      48,414          5.03             1.40             1.24
                           2004     15,760              7.09     111,803          7.67             1.40             7.16
Oppenheimer Main Street    2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
  Small Cap Sub-Account    2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                           2006     17,793             10.53     187,405          0.15             1.40            13.40
                           2005     20,466              9.29     190,080            --             1.40             8.40
                           2004     22,744              8.57     194,871            --             1.40            17.76
Oppenheimer Money          2008     25,333              5.91     149,653          2.83             1.40             1.34
  Sub-Account              2007     28,881              5.83     168,352          4.98             1.40             3.52
                           2006     33,346              5.63     187,777          4.54             1.40             3.26
                           2005     35,829              5.45     195,378          2.77             1.40             1.44
                           2004     55,454              5.38     297,947          0.82             1.40            (0.42)
Fidelity VIP Asset Manager 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
  Sub-Account              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                           2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                           2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12
                           2004 16,742,417       9.84 - 9.89 165,013,843          2.75      0.89 - 1.40      4.00 - 4.53
Fidelity VIP Growth        2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
  Sub-Account              2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                           2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                           2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
                           2004 20,811,605     12.05 - 12.06 251,467,598          0.27      0.89 - 1.40      1.94 - 2.46
Fidelity VIP Contrafund    2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
  Sub-Account              2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                           2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                           2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
                           2004 18,632,563      8.36 - 14.91 278,932,413          0.33      0.89 - 1.40    13.87 - 14.45

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Overseas         2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
  Sub-Account                 2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                              2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                              2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
                              2004  1,305,755       7.95 - 9.12  11,248,151          1.22      1.15 - 1.40    12.05 - 12.33
Fidelity VIP Equity-Income    2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
  Sub-Account                 2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                              2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                              2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
                              2004  2,015,346             11.73  23,638,817          1.61             1.40             9.98
Fidelity VIP Index 500        2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
  Sub-Account                 2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                              2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                              2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
                              2004 11,319,391     13.81 - 14.01 157,054,492          1.34      0.89 - 1.40      9.07 - 9.63
Fidelity VIP Money Market     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
  Sub-Account                 2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                              2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                              2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
                              2004  4,311,139       6.74 - 7.10  29,307,345          1.21      0.89 - 1.40    (0.21) - 0.30
Fidelity VIP Mid Cap          2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
  Sub-Account                 2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
  (Commenced 11/7/2005)       2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                              2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
DWS International Sub-Account 2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                              2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                              2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                              2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
                              2004  3,067,352       7.78 - 7.81  23,975,184          1.27      1.35 - 1.40    14.91 - 14.96
MSF FI Mid Cap Opportunities  2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
  Sub-Account                 2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                              2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                              2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13
                              2004    614,837      2.22 - 18.93   3,336,741          0.76      0.89 - 1.40    15.56 - 17.19
MSF FI Large Cap Sub-Account  2008    306,796       8.85 - 9.77   2,882,121            --      1.50 - 2.30 (46.08) - (45.64)
  (Commenced 5/1/2006)        2007    275,445     16.41 - 17.97   4,767,365          0.15      1.50 - 2.30      1.57 - 2.39
                              2006    134,065     16.16 - 17.74   2,286,045            --      1.40 - 2.30      3.73 - 4.67
MSF FI Value Leaders          2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  Sub-Account                 2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
  (Commenced 5/1/2006)        2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index        2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
  Sub-Account                 2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                              2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                              2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
                              2004    476,600      5.98 - 16.27   6,154,751          0.33      0.89 - 1.40    16.12 - 16.72

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Julius Baer International 2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
  Stock Sub-Account           2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                              2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                              2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
                              2004    120,078              4.17     500,667          1.24             1.40            16.55
MSF MetLife Stock Index       2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
  Sub-Account                 2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                              2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                              2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
                              2004 20,771,866     11.19 - 41.64 289,969,197          0.76      0.89 - 2.35      7.71 - 9.55
MSF BlackRock Legacy          2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
  Large Cap Growth            2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
  Sub-Account                 2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                              2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
                              2004     11,623     26.12 - 27.37     303,907            --      0.89 - 1.35      7.35 - 7.85
MSF BlackRock Strategic Value 2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
  Sub-Account                 2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                              2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                              2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
                              2004    500,254     18.33 - 18.71   9,178,131            --      0.89 - 1.35    13.79 - 14.32
MSF BlackRock Bond            2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
  Income Sub-Account          2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                              2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                              2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
                              2004     41,397     47.26 - 52.70   1,980,546          3.19      0.89 - 1.40      2.98 - 3.50
MSF BlackRock Large Cap       2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
  Value Sub-Account           2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                              2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                              2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
                              2004     51,124     11.88 - 12.03     607,734            --      0.89 - 1.35    11.88 - 12.40
MSF Lehman Brothers           2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
  Aggregate Bond Index        2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
  Sub-Account                 2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                              2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16
                              2004    175,612     13.10 - 13.48   2,302,498          2.68      0.89 - 1.35      2.80 - 3.17
MSF MFS Value Sub-Account     2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                              2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                              2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                              2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
                              2004    333,624     13.32 - 13.70   4,447,364          0.44      0.89 - 1.35    10.03 - 10.43
MSF Morgan Stanley EAFE Index 2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
  Sub-Account                 2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                              2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                              2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
                              2004    350,801     11.42 - 11.75   4,010,502          0.56      0.89 - 1.35    18.04 - 18.58

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------- ----------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF MFS Total Return         2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
  Sub-Account                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                             2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                             2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
                             2004     97,363     42.15 - 46.13   4,141,052          2.14      0.89 - 1.40     9.70 - 10.27
MSF MetLife Mid Cap Stock    2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
  Index Sub-Account          2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                             2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                             2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
                             2004    364,852     13.24 - 13.52   4,837,054          0.39      0.89 - 1.35    14.49 - 15.02
MSF Davis Venture Value      2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
  Sub-Account                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                             2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                             2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
                             2004 54,052,906     11.73 - 33.18 639,730,420          0.45      0.89 - 2.35     9.53 - 11.37
MSF Harris Oakmark Focused   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
  Value Sub-Account          2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                             2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                             2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
                             2004 27,909,852     14.88 - 36.00 424,832,489            --      0.89 - 2.35      7.10 - 8.96
MSF Jennison Growth          2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
  Sub-Account                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                             2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                             2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
                             2004 22,012,332     10.31 - 10.51 229,058,863          0.01      1.30 - 2.35      6.40 - 7.53
MSF BlackRock Money Market   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
  Sub-Account                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
  (Commenced 5/3/2004)       2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                             2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
                             2004      1,856             23.09      42,787          0.70             1.40            (0.42)
MSF T. Rowe Price Small Cap  2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
  Growth Sub-Account         2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
  (Commenced 5/3/2004)       2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                             2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19
                             2004     31,008     13.38 - 14.93     418,893            --      0.89 - 1.40     9.54 - 11.08
MSF Western Asset Management 2008  5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  U. S. Government           2007  2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
  Sub-Account                2006  1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
  (Commenced 5/2/2005)       2005    391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global       2008    671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  Equity Sub-Account         2007    501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
  (Commenced 11/7/2005)      2006    195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                             2005         --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive       2008    159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  Allocation Sub-Account     2007    189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
  (Commenced 5/1/2006)       2006    101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                   --------- ----------------- ---------- --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ---------- ------------- ---------------- -------------------
MSF MetLife Conservative      2008   602,771       9.24 - 9.44  5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  Allocation Sub-Account      2007   242,633     11.07 - 11.20  2,702,849            --      1.55 - 2.00      3.47 - 3.94
  (Commenced 5/1/2006)        2006   194,471     10.65 - 10.81  2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to   2008   664,967       8.77 - 8.95  5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Moderate Allocation         2007   392,909     11.42 - 11.59  4,529,792            --      1.55 - 2.10      2.62 - 3.19
  Sub-Account                 2006   273,176     11.10 - 11.26  3,060,196            --      1.40 - 2.25      6.08 - 6.98
  (Commenced 5/1/2006)
MSF MetLife Moderate          2008 4,259,716       8.24 - 8.46 35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  Allocation Sub-Account      2007 3,351,654     11.81 - 12.04 40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
  (Commenced 5/1/2006)        2006 1,554,946     11.58 - 11.75 18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to       2008 5,745,796       7.65 - 7.83 44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Aggressive Allocation       2007 5,047,763     12.02 - 12.25 61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  Sub-Account                 2006 1,876,875     11.84 - 12.01 22,426,140            --      1.40 - 2.25     9.59 - 10.53
  (Commenced 5/1/2006)
MSF T. Rowe Price Large Cap
  Growth Sub-Account
  (Commenced 4/28/2008)       2008    27,135     19.86 - 21.22    565,146            --      1.50 - 1.90 (44.05) - (43.82)
MSF Loomis Sayles Small-Cap
  Sub-Account
  (Commenced 7/14/2008)       2008       926     21.12 - 22.90     20,162            --      1.20 - 1.75 (25.82) - (25.62)
MSF Neuberger Berman Mid Cap
  Value Sub-Account
  (Commenced 7/14/2008)       2008     1,374     13.33 - 14.09     18,573            --      1.20 - 1.75 (40.64) - (40.49)
MSF Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)      2008    12,651     10.12 - 10.14    128,139            --      1.30 - 2.05      0.61 - 0.71
Van Kampen LIT Capital        2008    33,379              2.66     88,923          0.55             1.40           (49.70)
  Growth Sub-Account          2007 1,659,770       5.28 - 5.59  9,156,031            --      1.50 - 2.30    13.98 - 15.33
                              2006 1,033,865       4.59 - 4.87  4,964,651            --      1.40 - 2.30      0.30 - 1.43
                              2005    88,859       4.53 - 4.61    402,324          0.27      1.40 - 2.30      4.67 - 6.44
                              2004   108,230              4.25    460,401            --             1.40             5.54
Van Kampen LIT Enterprise     2008    20,306              2.44     49,619          1.23             1.40           (43.75)
  Sub-Account                 2007    28,313              4.34    122,997          0.39             1.40            11.11
                              2006    39,881              3.91    155,927          0.42             1.40             5.59
                              2005    43,297              3.70    160,313          0.71             1.40             6.65
                              2004    46,381              3.47    161,022          0.40             1.40             2.60
Van Kampen LIT Growth and     2008 4,699,178      4.87 - 18.34 57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
  Income Sub-Account          2007 3,069,791      7.27 - 27.31 49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                              2006 1,465,291      7.17 - 14.19 20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                              2005    43,633      6.26 - 12.16    272,973          1.17      1.40 - 1.90      2.34 - 8.46
                              2004    54,075              5.77    311,904          1.01             1.40            12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                 --------- ----------------- ---------- --------------------------------------------------
                                               UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ---------------- -------------------
Van Kampen LIT Comstock     2008 6,365,782      9.11 - 10.18 60,483,870          2.08      0.95 - 1.90 (37.02) - (36.41)
  Sub-Account               2007 5,188,036     14.46 - 16.01 77,264,934          1.17      0.95 - 1.90   (4.18) - (3.26)
  (Commenced 11/7/2005)     2006 2,167,418     15.09 - 15.48 33,275,164          0.01      1.50 - 1.90    13.87 - 14.32
                            2005        --     13.26 - 13.54         --            --      1.50 - 1.90      4.60 - 4.67
Federated Equity Income     2008     4,805              3.91     18,768          3.71             1.40           (31.42)
  Sub-Account               2007     5,473              5.70     31,173          4.43             1.40             0.63
                            2006    17,127              5.66     96,942          2.18             1.40            21.43
                            2005    18,507              4.66     86,264          2.24             1.40             1.90
                            2004    20,644              4.57     94,430          3.43             1.40            11.27
Federated High Income       2008    10,612              4.87     51,695         10.07             1.40           (27.03)
  Bond Sub-Account          2007    18,999              6.68    126,835          7.93             1.40             1.98
                            2006    20,273              6.55    132,703          8.52             1.40             9.27
                            2005    22,143              5.99    132,652          8.76             1.40             1.23
                            2004    31,469              5.92    186,227          8.60             1.40             8.92
Federated Mid Cap Growth    2008    19,463              3.73     72,650            --             1.40           (44.28)
  Strategies Sub-Account    2007    20,874              6.70    139,853            --             1.40            16.37
                            2006    32,906              5.76    189,442            --             1.40             6.73
                            2005    35,001              5.39    188,801            --             1.40            11.14
                            2004    38,902              4.85    188,806            --             1.40            13.82
Neuberger Berman Genesis    2008       809             10.07      8,146          3.68             0.89           (33.45)
  Sub-Account               2007       927             15.13     14,022          0.14             0.89            20.72
                            2006     1,051             12.53     13,167          1.05             0.89             6.31
                            2005     1,183             11.79     13,953            --             0.89            15.27
                            2004     1,371             10.23     14,030          0.15             0.89            17.62
Alger American SmallCap     2008 6,485,576       5.80 - 5.87 37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
  Growth Sub-Account        2007 7,147,895     11.01 - 11.13 79,134,670            --      1.25 - 1.40    15.60 - 15.78
                            2006 7,749,990       9.53 - 9.61 74,178,889            --      1.25 - 1.40    18.35 - 18.53
                            2005 8,307,133       8.05 - 8.11 67,142,470            --      1.25 - 1.40    15.26 - 15.43
                            2004 9,017,916       6.98 - 7.03 63,245,357            --      1.25 - 1.40    14.95 - 15.12
T. Rowe Price Growth Stock  2008   104,973             50.75  5,327,165          0.40             0.89           (42.77)
  Sub-Account               2007   118,255             88.67 10,486,221          0.60             0.89             9.38
                            2006   128,359             81.07 10,405,667          0.62             0.89             5.62
                            2005   142,212             71.72 10,198,928          0.07             0.89             5.62
                            2004   162,635             67.90 11,049,157          0.59             1.25             9.26
T. Rowe Price International 2008    76,425              7.99    610,995          1.51             0.89           (48.48)
  Stock Sub-Account         2007    87,971             15.52  1,365,106          1.62             0.89            12.42
                            2006    96,658             13.80  1,334,230          1.20             0.89            18.21
                            2005   102,719             11.68  1,199,507          1.45             0.89            15.24
                            2004   107,931             10.13  1,094,227          1.20             0.89            12.88
T. Rowe Price Prime Reserve 2008   120,897             18.35  2,218,473          2.47             0.89             1.64
  Sub-Account               2007    96,955             18.05  1,750,411          4.77             0.89             3.94
                            2006    87,463             17.37  1,519,155          4.55             0.89             3.64
                            2005    82,793             16.76  1,387,505          2.70             0.89             1.81
                            2004    69,819             16.46  1,149,982          0.81             0.89            (0.10)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       --------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ----------- ------------- ---------------- -------------------
Janus Aspen Worldwide Growth      2008     1,089              4.61       5,018          1.21             0.89           (45.15)
  Sub-Account                     2007     1,182              8.40       9,932          0.76             0.89             8.65
                                  2006     1,276              7.73       9,873          1.77             0.89            17.16
                                  2005     1,375              6.60       9,075          1.36             0.89             4.93
                                  2004     1,477              6.29       9,304          1.00             0.89             3.85
American Funds Global Small       2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
  Capitalization Sub-Account      2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                  2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                  2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
                                  2004   282,816     19.58 - 20.19   5,545,295            --      0.89 - 1.35    19.26 - 19.81
American Funds Growth             2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
  Sub-Account                     2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                  2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                  2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
                                  2004   132,705   129.36 - 142.42  17,199,760          0.21      0.89 - 1.35    10.98 - 11.50
American Funds                    2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
  Growth--Income                  2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
  Sub-Account                     2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                  2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
                                  2004   137,919    98.77 - 108.74  13,647,442          1.15      0.89 - 1.35      8.89 - 9.39
American Funds Global             2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  Growth Sub-Account              2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
  (Commenced 11/7/2005)           2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                  2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond               2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  Sub-Account                     2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
  (Commenced 6/1/2007)
FTVIPT Mutual Shares              2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  Securities Sub-Account          2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
  (Commenced 11/7/2005)           2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                  2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign          2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  Securities Sub-Account          2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
  (Commenced 11/7/2005)           2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                  2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth           2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  Securities Sub-Account          2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
  (Commenced 11/7/2005)           2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                  2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84
FTVIPT Franklin Income Securities 2008 2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  Sub-Account                     2007 1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
  (Commenced 11/7/2005)           2006   664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                  2005     4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Global Income  2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  Securities Sub-Account        2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
  (Commenced 6/1/2007)
FTVIPT Franklin Small Cap Value 2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  Securities Sub-Account        2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
  (Commenced 6/1/2007)
UIF Equity and Income           2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  Sub-Account                   2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)         2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate             2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
  Sub-Account                   2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
  (Commenced 11/7/2005)         2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  Sub-Account                   2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
  (Commenced 6/1/2007)
Pioneer VCT Bond Sub-Account
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value
  Sub-Account
  (Commenced 7/14/2008)         2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
Pioneer VCT Emerging Markets
  Sub-Account
  (Commenced 7/14/2008)         2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
Pioneer VCT Equity Income
  Sub-Account
  (Commenced 7/14/2008)         2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
Pioneer VCT Fund Sub-Account
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT Global High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008        500       6.65 - 6.66       3,327          4.67      1.60 - 1.75 (33.36) - (33.31)
Pioneer VCT High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
Pioneer VCT Ibbotson Aggressive
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008        512              9.89       5,067            --             1.20           (30.47)
Pioneer VCT Ibbotson Growth
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008   109,195     10.23 - 10.47  1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
Pioneer VCT International Value
  Sub-Account
  (Commenced 7/14/2008)         2008       326     10.18 - 10.41      3,375            --      1.20 - 1.60 (34.35) - (34.22)
Pioneer VCT Mid Cap Value       2008 1,105,223     20.42 - 23.30 23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  Sub-Account                   2007   813,072     31.43 - 35.50 26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
  (Commenced 11/7/2005)         2006   262,287     30.41 - 31.88  8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005        --     27.60 - 28.83         --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Oak Ridge Large Cap
  Growth Sub-Account
  (Commenced 7/14/2008)         2008     1,951       7.40 - 7.44     14,455            --      1.50 - 1.60 (26.78) - (26.75)
Pioneer VCT Real Estate Shares
  Sub-Account
  (Commenced 7/14/2008)         2008     3,001     10.87 - 11.38     33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
Pioneer VCT Small Cap Value
  Sub-Accont
  (Commenced 7/14/2008)         2008     1,335       7.56 - 7.77     10,348            --      1.20 - 1.60 (28.92) - (28.79)
Pioneer VCT Strategic Income
  Sub-Account
  (Commenced 7/14/2008)         2008     6,431       8.63 - 8.65     55,610          1.09      1.20 - 1.75 (13.53) - (13.31)
LMPVET Small Cap Growth         2008 1,214,861      7.98 - 10.42 10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  Sub-Account                   2007   754,675     13.77 - 17.53 10,904,358            --      1.10 - 2.30      7.50 - 8.80
  (Commenced 11/7/2005)         2006   325,638     12.81 - 13.36  4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005    15,787     11.63 - 12.01    187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET Investors Sub-Account    2008   188,889     10.05 - 10.97  2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007   279,645     15.98 - 17.30  4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006   130,370     15.74 - 17.05  2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005     6,750     13.62 - 14.62     95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET Equity Index             2008 2,108,918      6.05 - 17.90 37,329,346          1.99      1.55 - 2.90 (39.14) - (38.46)
  Sub-Account                   2007 2,276,152      9.89 - 29.42 66,117,281          2.15      1.55 - 2.90      2.17 - 3.30
  (Commenced 11/7/2005)         2006 1,440,692      9.61 - 10.25 41,031,761          3.98      1.40 - 2.90    12.51 - 13.52
                                2005     2,224      25.69 - 9.03     19,773          1.22      1.40 - 2.90      3.64 - 3.83
LMPVET Fundamental Value        2008 2,724,852     19.41 - 23.70 59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  Sub-Account                   2007 2,440,021     31.33 - 37.72 84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
  (Commenced 11/7/2005)         2006 1,257,495     31.66 - 35.61 43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005     1,160     27.73 - 30.92     34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET Appreciation             2008 3,070,482     11.00 - 25.50 70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  Sub-Account                   2007 2,591,844     15.95 - 36.42 83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
  (Commenced 11/7/2005)         2006 1,236,956     27.95 - 32.05 38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005     1,722     24.91 - 28.31     47,007          0.48      1.40 - 2.30      2.32 - 2.47

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET Aggressive Growth     2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  Sub-Account                2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
  (Commenced 11/7/2005)      2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                             2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET Large Cap Growth      2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  Sub-Account                2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
  (Commenced 11/7/2005)      2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                             2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Social Awareness      2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)      2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                             2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20
LMPVET Capital and Income    2008  5,136,303       7.74 - 9.92  43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                2007  4,737,273     12.15 - 15.28  59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)      2006    154,474     14.18 - 14.70   2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                             2005      2,660     12.93 - 13.29      35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET Capital Sub-Account   2008    459,735       9.11 - 9.58   4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)      2007    542,230     16.11 - 16.80   8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                             2006    284,789     16.19 - 16.82   4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                             2005      9,633     14.58 - 15.01     142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Global Equity         2008    305,136     10.43 - 10.76   3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  Sub-Account                2007    417,802     18.13 - 18.61   7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
  (Commenced 11/7/2005)      2006    290,262     17.41 - 18.08   5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                             2005     10,041     15.46 - 15.92     159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET Dividend Strategy     2008    798,585       6.57 - 7.07   5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  Sub-Account                2007    834,706      9.41 - 10.05   8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
  (Commenced 11/7/2005)      2006    321,925       9.04 - 9.59   3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                             2005      3,967       7.85 - 8.25      31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle             2008    567,873     11.02 - 11.55   6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  Allocation 50% Sub-Account 2007    590,437     15.45 - 16.14   9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
  (Commenced 11/7/2005)      2006    177,614     13.97 - 15.88   2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                             2005         --     14.37 - 14.89          --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle             2008    280,357       9.39 - 9.84   2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  Allocation 70% Sub-Account 2007    250,067     14.23 - 14.86   3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
  (Commenced 11/7/2005)      2006     23,381     13.97 - 14.53     336,900          3.81      1.50 - 1.90      6.81 - 7.24
                             2005         --     13.08 - 13.55          --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle             2008  2,668,230      9.09 - 10.18  25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  Allocation 85% Sub-Account 2007  1,057,927     14.80 - 16.41  16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)      2006     21,392     14.59 - 15.18     320,998          1.97      1.50 - 1.90      7.41 - 7.84
                             2005         --     13.59 - 14.08          --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Adjustable Rate       2008    225,349       7.73 - 7.98   1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Income Sub-Account         2007    310,564     10.02 - 10.28   3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)      2006    216,326     10.04 - 10.33   2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                             2005        351      9.87 - 10.06       3,504          3.00      1.40 - 2.25      0.29 - 0.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                        AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                              --------------------------------------- --------------------------------------------------
                                            UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                  UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                              --------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Global High Yield 2008 2,664,258     10.21 - 11.80  29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Bond Sub-Account       2007 2,527,054     15.11 - 16.97  40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)  2006 1,039,676     15.48 - 16.73  16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                         2005     3,458     14.31 - 15.33      51,516          6.03      1.40 - 2.30      1.28 - 1.42
LMPVIT Money Market      2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30      0.26 - 1.63
  Sub-Account            2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30      2.51 - 3.91
  (Commenced 11/7/2005)  2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30      2.26 - 3.18
                         2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30      0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 2, 2009

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                     2008      2007
                                                                   -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $4,697 and $4,322, respectively).....  $ 4,325   $ 4,328
  Equity securities available-for-sale, at estimated fair value
     (cost: $11 and $11, respectively)...........................        7        10
  Mortgage loans on real estate..................................      376       405
  Policy loans...................................................       41        39
  Real estate joint ventures held-for-investment.................       29        13
  Other limited partnership interests............................      271       200
  Short-term investments.........................................    1,581       483
  Other invested assets..........................................      129        26
                                                                   -------   -------
     Total investments...........................................    6,759     5,504
Cash and cash equivalents........................................      525        91
Accrued investment income........................................       54        54
Premiums and other receivables...................................    6,604     2,948
Deferred policy acquisition costs................................    2,082     1,806
Current income tax recoverable...................................      133        14
Other assets.....................................................      616       567
Separate account assets..........................................   18,517    23,842
                                                                   -------   -------
     Total assets................................................  $35,290   $34,826
                                                                   =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................  $   890   $   444
  Policyholder account balances..................................    8,706     5,489
  Other policyholder funds.......................................    1,666     1,374
  Long-term debt -- affiliated...................................       --       435
  Deferred income tax liability..................................      464       327
  Payables for collateral under securities loaned and other
     transactions................................................      888       928
  Other liabilities..............................................    1,518       412
  Separate account liabilities...................................   18,517    23,842
                                                                   -------   -------
     Total liabilities...........................................   32,649    33,251
                                                                   -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding at December 31, 2008 and
  2007...........................................................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding at December
  31, 2008 and 2007..............................................        2         2
Additional paid-in capital.......................................    1,945       960
Retained earnings................................................      968       621
Accumulated other comprehensive income (loss)....................     (274)       (8)
                                                                   -------   -------
     Total stockholder's equity..................................    2,641     1,575
                                                                   -------   -------
     Total liabilities and stockholder's equity..................  $35,290   $34,826
                                                                   =======   =======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   -----
REVENUES
Premiums..................................................  $  144   $  154   $  89
Universal life and investment-type product policy fees....     634      568     417
Net investment income.....................................     253      244     242
Other revenues............................................     127      140     102
Net investment gains (losses).............................     783      239    (107)
                                                            ------   ------   -----
     Total revenues.......................................   1,941    1,345     743
                                                            ------   ------   -----
EXPENSES
Policyholder benefits and claims..........................     384      192      87
Interest credited to policyholder account balances........     249      247     235
Other expenses............................................     812      537     358
                                                            ------   ------   -----
     Total expenses.......................................   1,445      976     680
                                                            ------   ------   -----
Income before provision for income tax....................     496      369      63
Provision for income tax..................................     149      104       3
                                                            ------   ------   -----
Net income................................................  $  347   $  265   $  60
                                                            ======   ======   =====




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                              STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                            ---------   ------   ----------   --------   -------------   ------
Balance at January 1, 2006................     $--        $2       $  398       $296         $ (44)      $  652
Contribution of intangible assets from
  MetLife, Inc., net of income tax........                            162                                   162
Capital contribution from MetLife
  Insurance Company of Connecticut........                            150                                   150
Comprehensive income (loss):
  Net income..............................                                        60                         60
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      42           42
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   43
                                                                                                         ------
  Comprehensive income (loss).............                                                                  103
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2006..............      --         2          710        356            (1)       1,067
Capital contribution from MetLife
  Insurance Company of Connecticut........                            250                                   250
Comprehensive income (loss):
  Net income..............................                                       265                        265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                      (1)          (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      (6)          (6)
                                                                                                         ------
     Other comprehensive income (loss):...                                                                   (7)
                                                                                                         ------
  Comprehensive income (loss).............                                                                  258
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2007..............      --         2          960        621            (8)       1,575
Capital contribution from MetLife
  Insurance Company of Connecticut........                            985                                   985
Comprehensive income (loss):
  Net income..............................                                       347                        347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                    (267)        (267)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                 (266)
                                                                                                         ------
  Comprehensive income (loss).............                                                                   81
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2008..............     $--        $2       $1,945       $968         $(274)      $2,641
                                               ===        ==       ======       ====         =====       ======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                2008      2007      2006
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   347   $   265   $    60
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
     Depreciation and amortization expenses.................       13         9         4
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (10)       (1)        6
     (Gains) losses from sales of investments, net..........     (783)     (239)      107
     Gain from recapture of ceded reinsurance...............       --       (22)       --
     Undistributed equity earnings of real estate joint
       ventures and other limited partnership interests.....       23         4        --
     Interest credited to policyholder account balances.....      249       247       235
     Universal life and investment-type product policy
       fees.................................................     (634)     (568)     (417)
     Change in accrued investment income....................       --         1        (2)
     Change in premiums and other receivables...............   (2,050)     (331)     (287)
     Change in deferred policy acquisition costs, net.......     (208)     (268)     (324)
     Change in insurance-related liabilities................      805       243       169
     Change in income tax recoverable.......................      161       191        11
     Change in other assets.................................      250       288       193
     Change in other liabilities............................    1,140       248        (7)
     Other, net.............................................        1        --        --
                                                              -------   -------   -------
Net cash (used in) provided by operating activities.........     (696)       67      (252)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    1,899     1,463     2,213
     Equity securities......................................        3         7        --
     Real estate joint ventures.............................        1        --        --
     Mortgage loans on real estate..........................       72       105       111
     Other limited partnership interests....................       20         7        --
  Purchases of:
     Fixed maturity securities..............................   (2,313)   (1,756)   (1,936)
     Mortgage loans on real estate..........................      (49)      (33)     (141)
     Real estate joint ventures.............................      (16)      (13)       --
     Other limited partnership interests....................     (118)     (178)      (29)
  Net change in short-term investments......................   (1,198)     (128)      (71)
  Net change in other invested assets.......................      (72)      (21)      (73)
     Other, net.............................................       (2)       --        --
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........   (1,773)     (547)       74
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    3,683     7,737     6,119
     Withdrawals............................................   (1,290)   (7,481)   (6,017)
  Long-term debt repaid -- affiliated.......................     (435)       --        --
  Net change in payables for collateral under securities
     loaned and other transactions..........................      (40)       27       (86)
  Capital contribution from MetLife Insurance Company of
     Connecticut............................................      985       250       150
                                                              -------   -------   -------
Net cash provided by financing activities...................    2,903       533       166
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      434        53       (12)
Cash and cash equivalents, beginning of year................       91        38        50
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   525   $    91   $    38
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...............................................  $    20   $    31   $    31
                                                              =======   =======   =======
     Income tax.............................................  $   (12)  $   (87)  $    (9)
                                                              =======   =======   =======
  Non-cash transactions during the year:
     Contribution of intangible assets from MetLife, Inc.,
       net of income tax (see Notes 5 and 10)...............  $    --   $    --   $   162
                                                              =======   =======   =======




--------
See Note 6 for non-cash reinsurance transactions.


               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). On October 11, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 11, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and other limited partnership interests. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi) the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (x) accounting for reinsurance transactions; and

          (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities recorded at fair value on a nonrecurring basis. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are more fully described in the derivatives accounting policy which follows.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as joint ventures and other limited partnerships, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $49 million at both December 31, 2008 and 2007. Accumulated amortization of capitalized software was $15 million and $6 million at December 31, 2008 and 2007, respectively. Related amortization expense was $9 million, $6 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to (i) policy account values, which consist of an accumulation of gross premium payments; plus
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     Effective October 11, 2006, the Company joined MICC's includable subsidiaries in filing a federal income tax return. Prior to the transfer of the Company to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     The Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. Note 12 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40").

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have an impact on the Company's financial statements.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings at:

                                                           DECEMBER 31, 2008
                                           ------------------------------------------------
                                                            GROSS
                                            COST OR      UNREALIZED
                                           AMORTIZED    ------------     ESTIMATED     % OF
                                              COST      GAIN    LOSS    FAIR VALUE    TOTAL
                                           ---------    ----    ----    ----------    -----
                                                             (IN MILLIONS)
U.S. corporate securities..............      $1,708     $ 25    $202      $1,531       35.4%
Residential mortgage-backed
  securities...........................         979       19      92         906       20.9
U.S. Treasury/agency securities........         458      131      --         589       13.6
Foreign corporate securities...........         468        6      54         420        9.7
Commercial mortgage-backed securities..         521       --     116         405        9.4
Asset-backed securities................         404       --      85         319        7.4
Foreign government securities..........          68       16       2          82        1.9
State and political subdivision
  securities...........................          91       --      18          73        1.7
                                             ------     ----    ----      ------      -----
  Total fixed maturity
     securities(1),(2).................      $4,697     $197    $569      $4,325      100.0%
                                             ======     ====    ====      ======      =====
Non-redeemable preferred stock(1)......      $   11     $ --    $  4      $    7      100.0%
                                             ------     ----    ----      ------      -----
  Total equity securities..............      $   11     $ --    $  4      $    7      100.0%
                                             ======     ====    ====      ======      =====




                                                         DECEMBER 31, 2007
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................    $1,736     $25    $49     $1,712      39.6%
Residential mortgage-backed securities...       953      10      7        956      22.1
U.S. Treasury/agency securities..........       413      17     --        430       9.9
Foreign corporate securities.............       509      16      7        518      12.0
Commercial mortgage-backed securities....       406       4      6        404       9.3
Asset-backed securities..................       213       1      9        205       4.7
Foreign government securities............        71      11     --         82       1.9
State and political subdivision
  securities.............................        21      --     --         21       0.5
                                             ------     ---    ---     ------     -----
  Total fixed maturity
     securities(1),(2)...................    $4,322     $84    $78     $4,328     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock(1)........    $   11     $--    $ 1     $   10     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   11     $--    $ 1     $   10     100.0%
                                             ======     ===    ===     ======     =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $7 million and $10 million, respectively. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $25 million and $45 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $35 million and $53 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $40 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $167 million and $184 million at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($45) million and $4 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $87 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $42 million, $32 million and $13 million, are included within U.S. corporate securities, state and political subdivision securities and asset-backed securities, respectively, and 10% and 76% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 10% the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $589 million and $430 million, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.4%), residential mortgage-backed securities (20.9%), and U.S. Treasury and agency securities (13.6%); and at December 31, 2007 were U.S. corporate fixed maturity securities (39.6%), residential mortgage-backed securities (22.1%), and foreign corporate securities (12.0%).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $2.0 billion and $2.2 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $36 million and $43 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $301 million and $316 million, respectively, the total of these ten issuers being less than 6% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign(1)..................................    $  420      21.5%    $  518      23.2%
Utility.....................................       388      19.9        368      16.5
Consumer....................................       304      15.6        327      14.7
Finance.....................................       301      15.4        483      21.6
Industrial..................................       268      13.7        372      16.7
Communications..............................       154       7.9        147       6.6
Other.......................................       116       6.0         15       0.7
                                                ------     -----     ------     -----
  Total.....................................    $1,951     100.0%    $2,230     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
Collateralized mortgage obligations.........     $709       78.3%     $674       70.5%
Pass-through securities.....................      197       21.7       282       29.5
                                                 ----      -----      ----      -----
  Total residential mortgage-backed
     securities.............................     $906      100.0%     $956      100.0%
                                                 ====      =====      ====      =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 72%, 18% and 10% of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the total holdings, respectively. At December 31, 2008 and 2007, $828 million and $956 million, respectively, of estimated fair value or 91% and 100% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair market value was $89 million and $100 million, respectively, with an unrealized loss of $38 million and $3 million, respectively. At December 31, 2008 and 2007, $72 million and $100 million, respectively, or 81% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 13% 2007 vintage year; 34% 2006 vintage year; and 53% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $405 million and $404 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $391 million and $357 million, respectively, of the estimated fair value, or 97% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
97% Aaa, 2% A and 1% Baa. At December 31, 2008, 91% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was less than $1 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $319 million and $205 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $281 million and $116 million, respectively, or 88% and 57%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, automobile receivables, student loan receivables and residential mortgage-backed securities backed by sub-prime mortgage loans of 51%, 13%, 11% and 7% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $23 million and $32 million, respectively, and unrealized losses of $11 million and $4 million, respectively. At December 31, 2008, 6% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, all of which were guaranteed by financial guarantee insurers who were Baa rated.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  201      $  195       $  152      $  153
Due after one year through five years...       462         431          795         805
Due after five years through ten years..       724         664          658         660
Due after ten years.....................     1,406       1,405        1,145       1,145
                                            ------      ------       ------      ------
  Subtotal..............................     2,793       2,695        2,750       2,763
Mortgage-backed and asset-backed
  securities............................     1,904       1,630        1,572       1,565
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,697      $4,325       $4,322      $4,328
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(372)     $  6      $ 21
Equity securities....................................     (4)       (1)       --
Derivatives..........................................      1        (3)       (2)
Short-term investments...............................   (100)       --        --
                                                       -----      ----      ----
  Subtotal...........................................   (475)        2        19
                                                       -----      ----      ----
Amounts allocated from:
DAC..................................................     53       (15)      (21)
Deferred income tax..................................    148         5         1
                                                       -----      ----      ----
  Subtotal...........................................    201       (10)      (20)
                                                       -----      ----      ----
Net unrealized investment gains (losses).............  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Balance, beginning of period.........................  $  (8)     $ (1)     $(44)
Unrealized investment gains (losses) during the
  year...............................................   (477)      (17)      (20)
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition..........     --        --        78
DAC..................................................     68         6         8
Deferred income tax..................................    143         4       (23)
                                                       -----      ----      ----
Balance, end of period...............................  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====
Change in net unrealized investment gains (losses)...  $(266)     $ (7)     $ 43
                                                       =====      ====      ====



  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2008
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  637        $ 70         $544         $132        $1,181        $202
Residential mortgage-backed
  securities....................       235          68           60           24           295          92
U.S. Treasury/agency
  securities....................        --          --           --           --            --          --
Foreign corporate securities....       211          31           62           23           273          54
Commercial mortgage-backed
  securities....................       307          56           98           60           405         116
Asset-backed securities.........       250          45           64           40           314          85
Foreign government securities...        32           2           --           --            32           2
State and political subdivision
  securities....................        55          16            2            2            57          18
                                    ------        ----         ----         ----        ------        ----
  Total fixed maturity
     securities.................    $1,727        $288         $830         $281        $2,557        $569
                                    ======        ====         ====         ====        ======        ====
Equity securities...............    $    4        $  3         $  2         $  1        $    6        $  4
                                    ======        ====         ====         ====        ======        ====
Total number of securities in an
  unrealized loss position......       393                      263
                                    ======                     ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2007
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  693         $28         $322          $21        $1,015         $49
Residential mortgage-backed
  securities....................       240           6           54            1           294           7
U.S. Treasury/agency
  securities....................         7          --            5           --            12          --
Foreign corporate securities....       149           3           93            4           242           7
Commercial mortgage-backed
  securities....................        36           1          149            5           185           6
Asset-backed securities.........       107           5           50            4           157           9
Foreign government securities...        --          --           --           --            --          --
State and political subdivision
  securities....................        10          --           --           --            10          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,242         $43         $673          $35        $1,915         $78
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    8         $--         $  2          $ 1        $   10         $ 1
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       273                      157
                                    ======                     ====



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  782     $821       $ 63      $284       172          4
  Six months or greater but less than
     nine months........................       338       35         29        23        81         12
  Nine months or greater but less than
     twelve months......................       469       79         64        42        56         16
  Twelve months or greater..............       597        5         60         4       130         --
                                            ------     ----       ----      ----
     Total..............................    $2,186     $940       $216      $353
                                            ======     ====       ====      ====
EQUITY SECURITIES:
  Less than six months..................    $   --     $ 10       $ --      $  4        --        193
  Six months or greater but less than
     nine months........................        --       --         --        --        --         --
  Nine months or greater but less than
     twelve months......................        --       --         --        --        --         --
  Twelve months or greater..............        --       --         --        --        --         --
                                            ------     ----       ----      ----
     Total..............................    $   --     $ 10       $ --      $  4
                                            ======     ====       ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  712      $34       $ 9        $ 8       148        10
  Six months or greater but less than
     nine months........................       360       --        17         --        81        --
  Nine months or greater but less than
     twelve months......................       178       --         9         --        38        --
  Twelve months or greater..............       709       --        35         --       156        --
                                            ------      ---       ---        ---
     Total..............................    $1,959      $34       $70        $ 8
                                            ======      ===       ===        ===
EQUITY SECURITIES:
  Less than six months..................    $    8      $--       $--        $--         2        --
  Six months or greater but less than
     nine months........................        --       --        --         --        --        --
  Nine months or greater but less than
     twelve months......................        --       --        --         --        --        --
  Twelve months or greater..............         3       --         1         --         1        --
                                            ------      ---       ---        ---
     Total..............................    $   11      $--       $ 1        $--
                                            ======      ===       ===        ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $216 million and $70 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008, there were no unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost. At December 31, 2007, $1 million of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 9% of the cost of such securities.

     At December 31, 2008, $353 million and $4 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 40% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $353 million and $4 million, $284 million and $4 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


than six months. At December 31, 2007, $8 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 24% of the cost or amortized cost of such fixed maturity securities, all of which were in an unrealized loss position for a period of less than six months. At December 31, 2007 there were no equity securities with an unrealized loss of 20% or more.

     The Company held one fixed maturity security, with a gross unrealized loss of greater than $10 million at December 31, 2008. The fixed maturity security represented 2%, or $12 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity securities with an unrealized loss of over $10 million at December 31, 2008. The Company held no fixed maturity or equity securities with a gross unrealized loss of greater than $10 million at December 31, 2007. The one fixed maturity security with a gross unrealized loss greater than $10 million was included in the regular evaluation of whether such security is other-than-temporarily impaired. Based upon the Company's current evaluation of that security in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity security with an unrealized loss for a period of time sufficient for it to recover, the Company has concluded that the one security is not other-than-temporarily impaired.

     At December 31, 2008, $4 million of unrealized losses related to equity securities with an unrealized loss of 20% or more for less than six months. Of such losses, $1 million related to financial services investment grade non-redeemable preferred securities that are rated A or higher and $3 million were on consumer industry holdings.

     There were no equity securities with an unrealized loss of 20% or more for six months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $573 billion and $79 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                                2008    2007
                                                               -----   -----
SECTOR:
  U.S. corporate securities..................................    35%     62%
  Commercial mortgage-backed securities......................    20       8
  Residential mortgage-backed securities.....................    16       9
  Asset-backed securities....................................    15      11
  Foreign corporate securities...............................     9       9
  Other......................................................     5       1
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    36%     17%
  Finance....................................................    19      38
  Asset-backed...............................................    15      11
  Utility....................................................    10       9
  Consumer...................................................     7       1
  Industrial.................................................     4      22
  Other......................................................     9       2
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2008   2007    2006
                                                        ----   ----   -----
                                                           (IN MILLIONS)
Fixed maturity securities.............................  $(30)  $(13)  $ (25)
Mortgage loans on real estate.........................    (5)    (1)      1
Freestanding derivatives..............................    79      4     (13)
Embedded derivatives..................................   740    249     (70)
Other.................................................    (1)    --      --
                                                        ----   ----   -----
Net investment gains (losses).........................  $783   $239   $(107)
                                                        ====   ====   =====



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2008      2007      2006
                                                       -------   -------   -------
                                                              (IN MILLIONS)
Proceeds.............................................   $1,202     $958     $1,759
                                                        ======     ====     ======
Gross investment gains...............................       15       24          7
                                                        ------     ----     ------
Gross investment losses..............................      (28)     (37)       (32)
                                                        ------     ----     ------
Writedowns
  Credit-related.....................................      (15)      --         --
  Other than credit-related(1).......................       (2)      --         --
                                                        ------     ----     ------
  Total writedowns...................................      (17)      --         --
                                                        ------     ----     ------
Net investment gains (losses)........................   $  (30)    $(13)    $  (25)
                                                        ======     ====     ======



--------

   (1) Other-than credit-related writedowns include fixed maturity securities where an interest-rate related writedown was taken.

     There were no proceeds from the sale or disposal of equity securities for the years ended December 31, 2008 and 2007. There was $1 million in proceeds from the sale or disposal of equity securities for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $17 million for the year ended December 31, 2008. Overall, of the $17 million of fixed maturity securities writedowns in 2008; $14 million were on financial services industry securities holdings; $1 million on communication industry holdings; and $2 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline. There were no writedowns recorded during 2007 and 2006 for other-than-temporarily impaired fixed maturity securities.

     There were no writedowns on equity securities during 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Fixed maturity securities............................   $268      $251      $244
Equity securities....................................      1         1        --
Mortgage loans on real estate........................     23        29        32
Policy loans.........................................      2         3         2
Other limited partnership interests..................    (23)       (3)        1
Cash, cash equivalents and short-term investments....      9        14        13
                                                        ----      ----      ----
Total investment income..............................    280       295       292
Less: Investment expenses............................     27        51        50
                                                        ----      ----      ----
Net investment income................................   $253      $244      $242
                                                        ====      ====      ====



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $23 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated investment expenses, included in the table above, were $2 million for each of the years ended December 31, 2008, 2007 and 2006. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $636 million and $881 million and an estimated fair value of $750 million and $893 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $772 million and $917 million at December 31, 2008 and 2007, respectively. Of this $772 million of cash collateral at December 31, 2008, $199 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $437 million and $136 million, respectively, were due within 30 days and 60 days. Of the $190 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $89 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage -- backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $687 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Security collateral of $15 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008, may not be sold or repledged and is not reflected in the financial statements. There was no security collateral on deposit at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $7 million and $6 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $240       63%     $286       70%
Agricultural mortgage loans...................    140       37       121       30
                                                 ----      ---      ----      ---
  Total.......................................    380      100%      407      100%
                                                 ====      ===      ====      ===
Less: Valuation allowances....................      4                  2
                                                 ----               ----
  Total mortgage loans on real estate.........   $376               $405
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2008, 29%, 11% and 7% of the value of the Company's mortgage loans on real estate were located in California, Rhode Island and Georgia, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $ 2       $ 1       $ 2
Additions.............................................     5         2        --
Deductions............................................    (3)       (1)       (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $ 4       $ 2       $ 1
                                                         ===       ===       ===



     The Company had no impaired mortgage loans at December 31, 2008. The Company had $18 million of impaired mortgage loans, net of $1 million of valuation allowances, at December 31, 2007. The average investment on impaired mortgage loans was $9 million and $4 million for the years ended December 31, 2008 and 2007, respectively. There was no interest income on impaired mortgage loans for the year ended December 31, 2008. Interest income on impaired mortgage loans was $1 million for the year ended December 31, 2007. There were no investments in impaired mortgage loans for the year ended December 31, 2006.

     There was no investment in restructured loans at December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     There were no mortgage loans with scheduled payments of 90 days or more past due on which interest is still accruing at both December 31, 2008 and 2007. There were no mortgage loans on which interest no longer accrued at both December 31, 2008 and 2007. There were no mortgage loans in foreclosure at both December 31, 2008 and 2007.

  REAL ESTATE JOINT VENTURES

     Real estate joint ventures held-for-investment were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $21      72.4%     $ 8      61.5%
Real estate investment funds..................      6      20.7        2      15.4
Retail........................................      2       6.9        3      23.1
                                                  ---      ----      ---      ----
  Total real estate joint ventures............    $29       100%     $13       100%
                                                  ===      ====      ===      ====



     The Company's real estate joint ventures are located in the United States. At December 31, 2008, 76% and 3% of the Company's real estate joint ventures were located in California and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $271 million and $200 million at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $71 million and $86 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($23) million, ($3) million and $1 million and included ($21) million, ($4) million and $1 million, respectively, related to hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $20 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................    $125      96.9%     $26     100.0%
Tax credit partnerships.......................       4       3.1       --        --
                                                  ----     -----      ---     -----
  Total.......................................    $129     100.0%     $26     100.0%
                                                  ====     =====      ===     =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                                DECEMBER 31, 2008
                                                             -----------------------
                                                                           MAXIMUM
                                                              CARRYING   EXPOSURE TO
                                                             AMOUNT(1)     LOSS(2)
                                                             ---------   -----------
                                                                  (IN MILLIONS)
     Fixed maturity securities, available-for-sale: (3)
       Foreign corporate securities........................     $ 22         $ 22
     Other limited partnership interests (4)...............      168          288
                                                                ----         ----
       Total...............................................     $190         $310
                                                                ====         ====



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

     As discussed in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1,562 million and $480 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $8 million, $12 million and $9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the year ended December 31, 2008. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2007 and 2006 are as follows:

                                                                      YEARS ENDED
                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2007      2006
                                                                    ----      ----
                                                                     (IN MILLIONS)
     Estimated fair value of assets transferred to affiliates.....  $265       $65
     Amortized cost of assets transferred to affiliates...........  $265       $66
     Net investment gains (losses) recognized on transfers........  $ --       $(1)
     Estimated fair value of assets transferred from affiliates...  $255       $43

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $   --     $ --        $--        $   10      $--        $--
Interest rate floors............    2,000      114         --         2,000       26         --
Interest rate caps..............       --       --         --         1,000       --         --
Financial futures...............      100        2         --           150       --          2
Foreign currency swaps..........       40        9          2            26       --          5
Financial forwards..............       --       --         --            20       --         --
Credit default swaps............       62       --          1            48       --         --
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......    $ --             $--                $   --           $--      $   --
Interest rate floors.....      --              --                 2,000            --       2,000
Interest rate caps.......      --              --                    --            --          --
Financial futures........     100              --                    --            --         100
Foreign currency swaps...      --              13                     3            24          40
Financial forwards.......      --              --                    --            --          --
Credit default swaps.....      --              40                    22            --          62
                             ----             ---                ------           ---      ------
  Total..................    $100             $53                $2,025           $24      $2,202
                             ====             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--        $    4      $--        $--
Cash flow.......................        4        1         --             4       --         --
Non-qualifying..................    2,198      124          3         3,246       26          7
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The Company recognized insignificant net investment income from qualifying hedge settlement payments for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2008. The Company recognized $1 million of net investment losses from non-qualifying hedge settlement payments for both the years ended December 31, 2007 and 2006.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008, 2007 and 2006. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008, 2007 and 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company utilizes foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments. The Company designates and accounts for these foreign currency swaps as cash flow hedges when they have met the requirements of SFAS 133.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(3)   $(2)   $(3)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1     (1)     2
Amounts reclassified to net investment gains (losses)....    --     --     (1)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(2)
                                                            ===    ===    ===



     At December 31, 2008, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge its exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; and (vi) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................   $79    $5    $(12)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation, and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefit riders....................  $2,038   $376
Call options in equity securities..........................      (4)    --
                                                             ------   ----
Net embedded derivatives within asset host contracts.......  $2,034   $376
                                                             ======   ====
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefit riders...................  $1,102   $201
Other......................................................     (27)    --
                                                             ------   ----
Net embedded derivatives within liability host contracts...  $1,075   $201
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)(1),(2)...................  $740   $249   $(70)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $585 million in connection with this adjustment.

   (2) See Note 6 for discussion of affiliated net investment gains (losses) included in the table above.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 12 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $116 million and $11 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company has exchange-traded futures which require the pledging of collateral. At December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


2008 the Company provided cash collateral for exchange-traded futures of $2 million which is included in premiums and other receivables. At December 31, 2007, the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                             DECEMBER 31, 2008
                                         ---------------------------------------------------------
RATING AGENCY DESIGNATION OF              FAIR VALUE OF      MAXIMUM AMOUNT OF         WEIGHTED
REFERENCED                               CREDIT DEFAULT    FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS(1)                         SWAPS       CREDIT DEFAULT SWAPS(2)   TO MATURITY(3)
----------------------------             --------------   -----------------------   --------------
                                                               (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)......................         $--                  $ 3                   5.0
  Credit default swaps referencing
     indices..........................          --                   29                   4.0
                                               ---                  ---
     Subtotal.........................          --                   32                   4.1
Baa
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Ba
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
B
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Caa and lower
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
In or near default
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
                                               ---                  ---
                                               $--                  $32                   4.1
                                               ===                  ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2006....................................      $1,200
  Capitalizations.............................................         472
                                                                    ------
     Subtotal.................................................       1,672
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         (34)
     Other expenses...........................................         181
                                                                    ------
       Total amortization.....................................         147
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (8)
                                                                    ------
Balance at December 31, 2006..................................       1,533
  Capitalizations.............................................         556
                                                                    ------
     Subtotal.................................................       2,089
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................          77
     Other expenses...........................................         212
                                                                    ------
       Total amortization.....................................         289
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (6)
                                                                    ------
Balance at December 31, 2007..................................       1,806
  Capitalizations.............................................         717
                                                                    ------
     Subtotal.................................................       2,523
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         115
     Other expenses...........................................         394
                                                                    ------
       Total amortization.....................................         509
                                                                    ------
  Less: Unrealized investment gains (losses)..................         (68)
                                                                    ------
Balance at December 31, 2008..................................      $2,082
                                                                    ======



     Amortization of DAC is attributed to investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC by reporting unit is as follows:

                                                                   DECEMBER 31,
                                                                 ---------------
                                                                  2008     2007
                                                                 ------   ------
                                                                  (IN MILLIONS)
     Traditional life..........................................  $  160   $   99
     Variable & universal life.................................     730      574
     Annuities.................................................   1,192    1,133
                                                                 ------   ------
       Total...................................................  $2,082   $1,806
                                                                 ======   ======



5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                             FUTURE       POLICYHOLDER         OTHER
                                             POLICY         ACCOUNT         POLICYHOLDER
                                            BENEFITS        BALANCES           FUNDS
                                          -----------   ---------------   ---------------
                                          2008   2007    2008     2007     2008     2007
                                          ----   ----   ------   ------   ------   ------
                                                           (IN MILLIONS)
     Traditional life...................  $217   $140   $   --   $   --   $   23   $   12
     Variable & universal life..........   106     40    1,149      695    1,643    1,362
     Annuities..........................   567    264    7,557    4,794       --       --
                                          ----   ----   ------   ------   ------   ------
       Total............................  $890   $444   $8,706   $5,489   $1,666   $1,374
                                          ====   ====   ======   ======   ======   ======



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2008      2007      2006
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
     Balance at January 1,................................  $164      $166      $ --
     Contribution of VODA from MetLife....................    --        --       167
     Amortization.........................................    (4)       (2)       (1)
                                                            ----      ----      ----
     Balance at December 31,..............................  $160      $164      $166
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $5 million in 2009, $7 million in 2010, $8 million in 2011, $10 million in 2012 and $11 million in 2013.

     On September 30, 2006, the Company received a capital contribution from MetLife in the form of intangible assets related to VODA of $167 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


"Travelers"). The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................  $355      $276      $191
Capitalization.......................................   106       112       108
Amortization.........................................   (83)      (33)      (23)
                                                       ----      ----      ----
Balance at December 31,..............................  $378      $355      $276
                                                       ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18.5 billion and $23.8 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $469 million, $423 million and $288 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2008                             2007
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value.............      $   9,721             N/A        $  11,337             N/A
     Net amount at risk(2)..............      $   2,813(3)          N/A        $      33(3)          N/A
     Average attained age of
       contractholders..................       62 years             N/A         62 years             N/A
  ANNIVERSARY CONTRACT VALUE OR MINIMUM
     RETURN
     Separate account value.............      $  10,095       $  13,217        $  12,796       $  16,143
     Net amount at risk(2)..............      $   4,044(3)    $   6,323(4)     $     269(3)    $     245(4)
     Average attained age of
       contractholders..................       63 years        61 years         62 years        61 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2008         2007
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $     795    $     449
  Net amount at risk(2)...............................   $  18,728(3) $  10,224(3)
  Average attained age of policyholders...............    54 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2006.....................       $ --            $ 3         $  3
Incurred guaranteed benefits...................         --              6            6
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2006...................         --              9            9
                                                      ----            ---         ----
Incurred guaranteed benefits...................         28             19           47
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2007...................         28             28           56
                                                      ----            ---         ----
Incurred guaranteed benefits...................        121             24          145
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2008...................       $149            $52         $201
                                                      ====            ===         ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $145 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $11,222   $20,429
  Balanced..............................................    4,875       605
  Money Market..........................................      712       301
  Bond..................................................      611       624
  Specialty.............................................       99       144
                                                          -------   -------
     Total..............................................  $17,519   $22,103
                                                          =======   =======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company reinsures 100% of the living and death benefit riders associated with variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on the rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk, as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $ 259     $ 188     $  87
  Reinsurance assumed................................     15        17        20
  Reinsurance ceded..................................   (130)      (51)      (18)
                                                       -----     -----     -----
     Net premiums....................................  $ 144     $ 154     $  89
                                                       =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $ 746     $ 627     $ 406
  Reinsurance assumed................................    196       119       120
  Reinsurance ceded..................................   (308)     (178)     (109)
                                                       -----     -----     -----
     Net universal life and investment-type product
       policy fees...................................  $ 634     $ 568     $ 417
                                                       =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $ 677     $ 267     $ 116
  Reinsurance assumed................................     19        18        11
  Reinsurance ceded..................................   (312)      (93)      (40)
                                                       -----     -----     -----
     Net policyholder benefits and claims............  $ 384     $ 192     $  87
                                                       =====     =====     =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $   98   $   73
  Future policy benefit recoverables......................      75       49
  Claim recoverables......................................      14       --
  All other recoverables..................................       1        1
                                                            ------   ------
     Total................................................  $  188   $  123
                                                            ======   ======
AFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $3,018   $1,885
  Future policy benefit recoverables......................   2,961      779
  Claim recoverables......................................      11        6
  All other recoverables..................................     197       19
                                                            ------   ------
     Total................................................  $6,187   $2,689
                                                            ======   ======



     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with funds withheld accounts. At December 31, 2008, the Company has $98 million of unaffiliated recoverable balances secured by funds withheld accounts. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $137 million, or 73%, of its total unaffiliated reinsurance recoverable balance of $188 million at December 31, 2008. Of these reinsurance recoverable balances, $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $114 million and $77 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $2.5 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008, this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife. in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Assumed premiums........................................  $ 15   $ 17    $20
Assumed fees, included in universal life and investment-
  type product policy fees..............................  $196   $119    $96
Assumed benefits, included in policyholder benefits and
  claims................................................  $ 19   $ 18    $11
Assumed benefits, included in interest credited to
  policyholder account balances.........................  $ 57   $ 53    $49
Assumed acquisition costs, included in other expenses...  $ 97   $ 39    $58
Ceded premiums..........................................  $117   $ 43    $12
Ceded fees, included in universal life and investment-
  type product policy fees..............................  $312   $161    $80
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees...................  $ 38   $ --    $--
Income from deposit contracts, included in other
  revenues..............................................  $ 83   $ 85    $68
Ceded benefits, included in policyholder benefits and
  claims................................................  $264   $ 74    $32
Ceded benefits, included in interest credited to
  policyholder account balances.........................  $ 22   $ --    $--
Interest costs on ceded reinsurance, included in other
  expenses..............................................  $ 15   $(19)   $33


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,038 million and $279 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,759 million, $363 million and ($101) million, respectively, in changes in fair value of such embedded derivatives.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. As a result of the recapture, the Company received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. The Company transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by the Company. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, the Company recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by the Company from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008, the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policy holder funds in the balance sheet.

7.  LONG-TERM DEBT -- AFFILIATED

     At December 31, 2008, the Company had no outstanding long-term debt.

     At December 31, 2007, MetLife was the holder of a surplus note issued by the Company in the amount of $400 million with a fixed interest rate of 7.349% and due in 2035. At December 31, 2007, MLIG was the holder of two surplus notes issued by the Company in the amounts of $25 million and $10 million, with fixed interest rates of 5.0% and LIBOR plus 0.75%, respectively. These surplus notes could be redeemed in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). In June 2008, the Company, with prior approval of the Delaware Commissioner, repaid each of these surplus notes totaling $435 million with total accrued interest of $5 million to the respective holder.

     Interest expense related to the Company's indebtedness, included in other expenses, was $13 million, $31 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(131)  $ 20   $(90)
  State and local......................................     --     (1)    --
                                                         -----   ----   ----
  Subtotal.............................................   (131)    19    (90)
                                                         -----   ----   ----
Deferred:
  Federal..............................................    280     85     95
  State and local......................................     --     --     (2)
                                                         -----   ----   ----
  Subtotal.............................................    280     85     93
                                                         -----   ----   ----
Provision for income tax...............................  $ 149   $104   $  3
                                                         =====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $174   $129   $ 22
Tax effect of:
  Tax-exempt investment income.........................   (21)   (19)   (13)
  Prior year tax.......................................    (2)     1     (5)
  State tax, net of federal benefit....................    --     --     (1)
  Assignment fee.......................................    --     (6)    --
  Other, net...........................................    (2)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $149   $104   $  3
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              -------------
                                                              2008     2007
                                                              ----     ----
                                                              (IN MILLIONS)
Deferred income tax assets:
  Net unrealized investment losses..........................  $148     $  5
  Loss and credit carryforwards.............................    88        6
  Policyholder liabilities and receivables..................    --      220
  Other.....................................................     2       --
                                                              ----     ----
                                                               238      231
                                                              ----     ----
Deferred income tax liabilities:
  DAC.......................................................   617      549
  Policyholder liabilities and receivables..................    64       --
  Investments, including derivatives........................    21        9
                                                              ----     ----
                                                               702      558
                                                              ----     ----
Net deferred income tax liability...........................  $464     $327
                                                              ====     ====



     The Company has net operating loss carryovers of $171 million at December 31, 2008 which will begin expiring in 2023. The Company has capital loss carryovers of $57 million at December 31, 2008 which will begin expiring in 2011. The Company has tax credit carryovers of $8 million at December 31, 2008 which begin expiring in 2017.

     The Company has not recorded a valuation allowance against the deferred tax asset of $148 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $21 million and $19 million, respectively, related to the separate account DRD.

     The Company joined MICC's includable affiliates in filing a consolidated federal income tax return beginning October 11, 2006. Prior to this date the Company joined MetLife's includable affiliates in filing a consolidated federal income tax return. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income
(loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $137 million and $17 million from MICC for 2008 and 2007, respectively, and $90 million from MICC and $34 million from MetLife, respectively, for 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $1 million. The related asset for premium tax offsets was $1 million at both December 31, 2008 and 2007, for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. At both December 31, 2008 and 2007, the Company maintained an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $452 million and $291 million at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $8 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $12 million and $1 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2008 and 2007 for indemnities, guarantees and commitments was insignificant.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See Note 3 for disclosures related to credit default swap obligations.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $985 million, $250 million and $150 million from MICC during the years ended December 31, 2008, 2007 and 2006, respectively. On February 18, 2009, the Company received a cash contribution of $25 million from MICC. On March 30, 2009, the Company received an additional cash contribution of $550 million from MICC.

     On September 30, 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in
Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance transactions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     The Company, domiciled in Delaware, applied to its state insurance regulator and was permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the Company's minimum statutory capital requirement was reduced by $17 million as of December 31, 2008.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year.............................................  $(494)  $(27)  $(43)
Income tax effect of holding gains (losses)............    173      9     15
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................     28     12     24
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (11)    (2)    (1)
  Income tax effect....................................     (6)    (3)    (8)
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts...............     68      6     86
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts...............    (24)    (2)   (30)
                                                         -----   ----   ----
Other comprehensive income (loss)......................  $(266)  $ (7)  $ 43
                                                         =====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Compensation.........................................  $  74     $  66     $  46
Commissions..........................................    546       432       418
Affiliated interest expense on debt..................     13        31        31
Amortization of DAC..................................    509       289       147
Capitalization of DAC................................   (717)     (556)     (472)
Insurance tax........................................     24        20        12
Other................................................    363       255       176
                                                       -----     -----     -----
  Total other expenses...............................  $ 812     $ 537     $ 358
                                                       =====     =====     =====



  AMORTIZATION AND CAPITALIZATION OF DAC

     See Note 4 for a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  AFFILIATED EXPENSES

     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 6, 7 and 13 for discussion of affiliated expenses included in the table above.

12.  FAIR VALUE

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2007                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $4,328      $4,328
  Equity securities..............................              $   10      $   10
  Mortgage loans on real estate..................              $  405      $  413
  Policy loans...................................              $   39      $   39
  Short-term investments.........................              $  483      $  483
  Cash and cash equivalents......................              $   91      $   91
  Accrued investment income......................              $   54      $   54
LIABILITIES:
  Policyholder account balances(1)...............              $4,794      $4,630
  Long-term debt -- affiliated...................              $  435      $  409
  Payables for collateral under securities loaned
     and other transactions......................              $  928      $  928
COMMITMENTS:(2)
  Mortgage loan commitments......................     $8       $   --      $   (1)
  Commitments to fund private corporate bond
     investments.................................     $1       $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate, Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments-- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair value of affiliated long-term debt is determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, interest rate, credit default and foreign currency swaps, interest rate caps and floors, are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2008                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $ 4,325     $ 4,325
  Equity securities..............................              $     7     $     7
  Mortgage loans on real estate..................              $   376     $   373
  Policy loans...................................              $    41     $    42
  Real estate joint ventures held for
     investment(1)...............................              $     6     $     5
  Other limited partnership interests(1).........              $    11     $    11
  Short-term investments.........................              $ 1,581     $ 1,581
  Other invested assets(2).......................   $2,146     $   125     $   125
  Cash and cash equivalents......................              $   525     $   525
  Accrued investment income......................              $    54     $    54
  Premiums and other receivables(1)..............              $ 3,118     $ 2,742
  Net embedded derivatives within asset host
     contracts(3)................................              $ 2,038     $ 2,038
  Separate account assets........................              $18,517     $18,517
LIABILITIES:
  Policyholder account balances(1)...............              $ 5,142     $ 4,403
  Payables for collateral under securities loaned
     and other transactions......................              $   888     $   888
  Other liabilities:(1)..........................
     Derivative liabilities......................   $   56     $     3     $     3
     Other.......................................              $    98     $    98
  Separate account liabilities(1)................              $   892     $   892
  Net embedded derivatives within liability host
     contracts(3)................................              $ 1,075     $ 1,075
COMMITMENTS:(4)
  Mortgage loan commitments......................   $    3     $    --     $    (1)
  Commitments to fund private corporate bond
     investments.................................   $   12     $    --     $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are primarily carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures Held-for-Investment and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures held-for-investment included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheet represents investments in real estate joint ventures held-for-investment and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures held-for-investment accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheet is principally comprised of freestanding derivatives with positive estimated fair values -- which are more fully described in the respectively labeled section which follows -- and investments in tax credit partnerships. Investments in tax credit partnerships are not financial instruments subject to fair value disclosure and have been excluded from the preceding table.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values - and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts that are recognized using the deposit method of accounting, which satisfy the definition of financial instruments

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, and ceded variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in ''-- Fixed Maturity and Equity Securities", and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $    --              $1,466           $   65        $ 1,531
  Residential mortgage-backed
     securities.....................             --                 904                2            906
  U.S. Treasury/agency securities...            365                 224               --            589
  Foreign corporate securities......             --                 372               48            420
  Commercial mortgage-backed
     securities.....................             --                 405               --            405
  Asset-backed securities...........             --                 270               49            319
  Foreign government securities.....             --                  82               --             82
  State and political subdivision
     securities.....................             --                  73               --             73
                                            -------              ------           ------        -------
     Total fixed maturity
       securities...................            365               3,796              164          4,325
                                            -------              ------           ------        -------
Equity securities:
  Non-redeemable preferred stock....             --                  --                7              7
                                            -------              ------           ------        -------
     Total equity securities........             --                  --                7              7
                                            -------              ------           ------        -------
Short-term investments..............             19               1,562               --          1,581
Derivative assets(1)................              1                 124               --            125
Net embedded derivatives within
  asset host contracts(2)...........             --                  --            2,038          2,038
Separate account assets(3)..........         18,517                  --               --         18,517
                                            -------              ------           ------        -------
     Total assets...................        $18,902              $5,482           $2,209        $26,593
                                            =======              ======           ======        =======
LIABILITIES
Derivative liabilities(1)...........        $    --              $    3           $   --        $     3
Net embedded derivatives within
  liability host contracts(2).......             --                  --            1,075          1,075
                                            -------              ------           ------        -------
     Total liabilities..............        $    --              $    3           $1,075        $ 1,078
                                            =======              ======           ======        =======



--------

   (1) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the balance sheet, but are presented net for purposes of the rollforward in the following tables.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded interest rate futures. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include certain U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, foreign currency swaps and credit default swaps.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; and asset-backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         -----------------------------------------------------------------------------------------------
                                                                     TOTAL
                                                              REALIZED/UNREALIZED
                                                                GAINS (LOSSES)
                                                                 INCLUDED IN:
                                                            ----------------------   PURCHASES,
                           BALANCE,    IMPACT OF   BALANCE,              OTHER         SALES,      TRANSFER IN  BALANCE,
                         DECEMBER 31,   SFAS 157  BEGINNING EARNINGS COMPREHENSIVE  ISSUANCES AND   AND/OR OUT   END OF
                             2007     ADOPTION(1) OF PERIOD  (2, 3)  INCOME (LOSS) SETTLEMENTS(4) OF LEVEL 3(5)  PERIOD
                         ------------ ----------- --------- -------- ------------- -------------- ------------- --------
                                                                  (IN MILLIONS)
Fixed maturity
  securities............     $262         $--        $262     $(13)       $(54)         $(32)          $ 1        $164
Equity securities.......        4          --           4       --          (3)           --             6           7
Net embedded
  derivatives(6)........      175          95         270      647          --            46            --         963

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $63 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/(losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/(losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains/(losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                                TOTAL GAINS AND LOSSES
                                                      -----------------------------------------
                                                        CLASSIFICATION OF REALIZED/UNREALIZED
                                                                        GAINS
                                                            (LOSSES) INCLUDED IN EARNINGS
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(13)           $(13)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               647             647


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                         CHANGE IN UNREALIZED GAINS (LOSSES)
                                                       RELATING TO ASSETS AND LIABILITIES HELD
                                                                 AT DECEMBER 31, 2008
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(12)           $(12)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               649             649

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair value based on independent broker quotations, or, if the loans were in foreclosure or were otherwise determined to be collateral dependent, on the value of the underlying collateral. All such mortgage loans were sold during the year and at December 31, 2008, the Company did not have mortgage loans carried at estimated fair value. Included within net investment gains (losses) are net impairments for mortgage loans of $1 million for the year ended December 31, 2008.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $133 million, $149 million and $95 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $83 million, $76 million and $62 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $152 million, $121 million and $96 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $307 million, $379 million and $286 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $32 million, $36 million and $33 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $60 million, $62 million and $45 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $108 million and $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These receivables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

14.  SUBSEQUENT EVENTS

     See Note 10 for information regarding subsequent events.

PART C

                               OTHER INFORMATION

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.          Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

       1. Report of Independent Registered Public Accounting Firm.


       2. Statement of Assets and Liabilities as of December 31, 2008.

       3. Statement of Operations for the year ended December 31, 2008.

       4. Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

       5. Notes to Financial Statements - December 31, 2008.


The following financial statements of the Company are included in Part B hereof:

       1. Report of Independent Registered Public Accounting Firm.


       2. Balance Sheets as of December 31, 2008 and 2007.

       3. Statements of Income for the years ended December 31, 2008, 2007 and 2006.

       4. Statements of Shareholder's Equity for the years ended December 31, 2008, 2007 and 2006.

       5. Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.


       6. Notes to Financial Statements.

b.          Exhibits

1. Certification of Restated Resolution of the Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (5)

2.        Not applicable

3.  (i)   Form of Principal Underwriter's Agreement (2)

    (ii)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (6)

    (iii) Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (7)

4.  (i)   Form of 226 RI Contract (1)

    (ii)  Form of 226 RI Certificate and Riders (1)

5.  (i)   Form of Group Variable Annuity Application (1)

    (ii)  Form of Certificate Variable Annuity Application (1)

6.  (i)   Copy of Restated Articles of Incorporation of the Company (5)

    (ii)  Copy of the By-Laws of the Company (5)

    (iii) Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (5)

    (iv) Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (5)

    (v) Certificate of Amendment of Certificate of Incorporation signed 4/26/83 and certified 2/12/85 (5)

    (vi) Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (5)

    (vii) Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (5)

    (viii) Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name changed to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00
           (5)

7.  (i)    Reinsurance Agreement between MetLife Investors USA Insurance
           Company and Metropolitan Life Insurance Company (4)

    (ii) Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (4)

    (iii) Reinsurance Agreement and Administrative Services Agreement between Metlife Investors USA Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (8)

8.  (i)    Form of Participation Agreement among Metropolitan Series Fund,
           Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company (now called MetLife Investors USA Insurance Company (3)

    (ii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company effective 2-12-01 (5)

    (iii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company effective 8-31-07 (11)

    (iv) (a) Fund Participation Agreement among MetLife Investors USA Insurance Company, American Funds Insurance Series and Capital Research and Management Company (effective 04-29-03) and First Amendment to Fund Participation Agreement dated 04-29-03 (effective 11-01-05) (9)

           (b) Second Amendment to Fund Participation Agreement among MetLife Investors USA Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated April 29, 2003, as amended November 1, 2005) (effective 01-01-07) (10)

    (v) Participation Agreement among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) (9)

    (vi) First Amendment (effective 2-1-08) and Second Amendment (effective 5-1-09) to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (12)

9.         Opinion and Consent of Counsel (7)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.        Not Applicable

12.        Not Applicable

13. Powers of Attorney for MetLife Investors USA Insurance Company (filed herewith)



(1)  All previously filed Exhibits to MetLife Investors USA Separate Account A
     Registration Statement and all Post-Effective Amendments thereto are specifically incorporated herein by reference.

(2)  Incorporated herein by reference to Registrant's Pre-Effective Amendment
     No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on March 21, 2001.

(3)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 13, 2001.

(4)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on April 30, 2003.

(5)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on July 15, 2004.

(6)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 16 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 21, 2006.

(7)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 18 on Form N-4 (File Nos. 033-37128 and 811-03365) electronically filed on April 17, 2007.

(8)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 27 to Form N-4 (File Nos. 333-54466 and 811-03365) electronically filed on April 15, 2008.

(9)  Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 1 to Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 24, 2006.

(10) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 2 on Form N-4 (File Nos. 333-125756 and 811-03365) electronically filed on April 17, 2007.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) electronically filed on December 21, 2007.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment
     No. 2 to Form N-4 (File Nos. 333-148869 and 811-03365) electronically filed on April 22, 2009.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------   ---------------------------------------------------------------

   Michael K. Farrell                 Chairman of the Board, President,
   10 Park Avenue                     Chief Executive Officer and Director
   Morristown, NJ 07962

   Susan A. Buffum                    Director
   10 Park Avenue
   Morristown, NJ 07962

   James J. Reilly                    Vice President-Finance
   501 Boylston Street                (principal financial officer and principal accounting officer)
   Boston, MA 02116

   Jay S. Kaduson                     Vice President and Director
   10 Park Avenue
   Morristown, NY 07962

   Elizabeth M. Forget                Executive Vice President and Director
   1095 Avenue of the Americas
   New York, NY 10036

   George Foulke                      Director
   334 Madison Avenue
   Covenant Station, NJ 07961

   Paul A. Sylvester                  Director
   10 Park Avenue
   Morristown, NJ 07962

   Kevin J. Paulson                   Senior Vice President
   4700 Westown Parkway
   Suite 200
   West Des Moines, IA 50266

   Richard C. Pearson                 Vice President, Associate General Counsel,
   5 Park Plaza                       Secretary and Director
   Suite 1900
   Irvine, CA 92614

   Jeffrey A. Tupper                  Assistant Vice President and Director
   5 Park Plaza
   Suite 1900
   Irvine, CA 92614

   Debora L. Buffington               Vice President, Director of Compliance
   5 Park Plaza
   Suite 1900
   Irvine, CA 92614

   Betty E. Davis                     Vice President
   1 MetLife Plaza
   27-01 Queens Plaza North
   Long Island City, NY 11101

   Thomas G. Hogan, Jr.               Vice President
   400 Atrium Drive
   Somerset, NJ 08837

   Enid M. Reichert                   Vice President, Appointed Actuary
   501 Route 22
   Bridgewater, NJ 08807

   Jonathan L. Rosenthal              Vice President, Chief Hedging Officer
   10 Park Avenue
   Morristown, NJ 07962

   Christopher A. Kremer              Vice President
   501 Boylston Street
   Boston, MA 02116

   Marian J. Zeldin                   Vice President
   501 Route 22
   Bridgewater, NJ 08807

   Karen A. Johnson                   Vice President
   501 Boylston Street
   Boston, MA 02116

   Deron J. Richens                   Vice President
   5 Park Plaza
   Suite 1900
   Irvine, CA 92614

   Jeffrey N. Altman                  Vice President
   1095 Avenue of the Americas
   New York, NY 10036

   Roberto Baron                      Vice President
   1095 Avenue of the Americas
   New York, NY 10036

   Paul L. LeClair                    Vice President
   501 Boylston Street
   Boston, MA 02116

   Gregory E. Illson                  Vice President
   501 Boylston Street
   Boston, MA 02116

   Bennett D. Kleinberg               Vice President and Director
   1300 Hall Boulevard
   Bloomfield, CT 06002-2910

   Lisa S. Kuklinski                  Vice President
   1095 Avenue of the Americas
   New York, NY 10036

   Jeffrey P. Halperin                Vice President
   1095 Avenue of the Americas
   New York, NY 10036

   Eric T. Steigerwalt                Treasurer
   1095 Avenue of the Americas
   New York, NY 10036

   Mark S. Reilly                     Vice President
   1300 Hall Boulevard
   Bloomfield, CT 06002-2910

   George Luecke                      Vice President - Annuity Finance
   1095 Avenue of the Americas
   New York, NY 10036

   Gene L. Lunman                     Vice President
   1300 Hall Boulevard
   Bloomfield, CT 06002-2910

   Robert L. Staffier                 Vice President
   501 Boylston Street
   Boston, MA 02116

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2009, there were 42,804 Qualified Contract Owners and 37 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,


MetLife of CT Fund UL III for Variable Life Insurance

MetLife of CT Separate Account Eleven for Variable Annuities

Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS      POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------      -----------------------------------------------------------

Michael K. Farrell                       Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                         Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                       Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                        President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                      Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas              Marketing
New York, NY 10036

Paul A. LaPiana                          Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                       Executive Vice President,
5 Park Plaza                             General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                           Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                          Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                          Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                       Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                           Senior Vice President, National Sales Manager, Independent
1 MetLife Plaza                          Planners and Insurance
27-01 Queens Plaza North                 Advisors
Long Island City, NY 11101

Jeffrey A. Barker                        Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                            Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                           Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                      Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                     Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                            Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                              Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                         Vice President
1095 Avenue of the Americas
New York, NY 10036

       (c)Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                              (3)
                                        Compensation on
                                            Events
                            (2)         Occasioning the
        (1)           Net Underwriting  Deduction of a       (4)          (5)
 Name of Principal     Discounts and    Deferred Sales    Brokerage      Other
    Underwriter         Commissions          Load        Commissions  Compensation
-------------------   ----------------- ---------------- ------------ -------------
MetLife Investors       $357,776,663          $0             $0            $0
Distribution Company


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

       (a)Registrant

       (b)MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266

       (c)State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
          02110

       (d)MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

       (e)MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

       (f)Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607

       (g)Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

       (h)Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

       (i)Metropolitan Life Insurance Company, 1125 17/th/ Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine, and State of California, on this 22nd day of April, 2009.

                              METLIFE INVESTORS USA SEPARATE ACCOUNT A
                              (Registrant)

                         By:  METLIFE INVESTORS USA INSURANCE COMPANY

                         By:  /s/ RICHARD C. PEARSON
                              -----------------------------------
                              Richard C. Pearson
                              Vice President, Associate General Counsel and Secretary

                              METLIFE INVESTORS USA INSURANCE COMPANY
                              (Depositor)

                         By:  /s/ RICHARD C. PEARSON
                              -----------------------------------
                              Richard C. Pearson
                              Vice President, Associate General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on April 22, 2009.

/s/ Michael K. Farrell*                 Chairman of the Board, President,
--------------------------------------  Chief Executive Officer and Director
Michael K. Farrell

/s/ Elizabeth M. Forget *               Executive Vice President and Director
--------------------------------------
Elizabeth M. Forget

/s/ Richard C. Pearson *                Vice President, Associate
--------------------------------------  General Counsel, Secretary and Director
Richard C. Pearson

/s/ James J. Reilly                     Vice President-Finance (principal
--------------------------------------  financial officer and principal
James J. Reilly                         account officer)

/s/ Jay S. Kaduson*                     Vice President and Director
--------------------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg*               Vice President and Director
--------------------------------------
Bennett D. Kleinberg

/s/ Jeffrey A. Tupper *                 Assistant Vice President and Director
--------------------------------------
Jeffrey A. Tupper

/s/ Susan A. Buffum *                   Director
--------------------------------------
Susan A. Buffum

/s/ George Foulke *                     Director
--------------------------------------
George Foulke

/s/ Paul A. Sylvester*                  Director
--------------------------------------
Paul A. Sylvester

                                   By:  /s/ JOHN E. CONNOLLY, JR.
                                        -----------------------------------
                                        John E. Connolly, Jr., Attorney-in-fact
                                        April 22, 2009
--------
* MetLife Investors USA Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


EX-99.10 Consent of Independent Registered Public Accounting Firm

EX-99.13 Powers of Attorney